As filed with the Securities and Exchange Commission on March 2, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Carrie E. Hansen
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 100.41%
	Aerospace & Defense - 3.86%
28,500	General Dynamics Corp.	$1,942,845
24,700	Honeywell International, Inc.	968,240
22,490	Precision Castparts Corp.	2,481,771
50,180	United Technologies Corp.	3,482,994
		8,875,850
	Air Freight & Logistics - 0.62%
21,090	Expeditors International of Washington (b)	732,456
12,000	United Parcel Service, Inc. (b)	688,440
		1,420,896
	Beverages - 2.74%
18,400	The Coca-Cola Company	1,048,800
33,200	Dr Pepper Snapple Group, Inc. (a)	939,560
11,500	Molson Coors Brewing Co.	519,340
62,560	Pepsico, Inc. (b)	3,803,648
		6,311,348
	Biotechnology - 3.23%
7,490	Alexion Pharmaceuticals, Inc. (a)	365,662
61,080	Amgen, Inc. (a)	3,455,295
9,200	Celgene Corp. (a)	512,256
71,500	Gilead Sciences, Inc. (a)	3,094,520
		7,427,733
	Capital Markets - 3.40%
29,800	Ameriprise Financial, Inc.	1,156,836
4,510	Blackrock, Inc. (b)	1,047,222
14,630	Franklin Resources, Inc.	1,541,270
16,670	Goldman Sachs Group, Inc.	2,814,563
22,400	Morgan Stanley	663,040
11,500	Northern Trust Corp.	602,600
		7,825,531
	Chemicals - 2.26%
10,800	Air Products & Chemicals, Inc.	875,448
29,350	FMC Corp. (b)	1,636,556
6,100	Monsanto Co.	498,675
19,800	Mosaic Co. (b)	1,182,654
12,410	Praxair, Inc.	996,647
		5,189,980
	Commercial Banks - 1.44%
21,800	Suntrust Banks, Inc. (b)	442,322
106,100	Wells Fargo & Co.	2,863,639
		3,305,961
	Communications Equipment - 5.60%
265,970	Cisco Systems, Inc. (a)	6,367,322
23,610	Juniper Networks, Inc. (a)(b)	629,679
118,410	Qualcomm, Inc.	5,477,647
6,040	Research In Motion Ltd. (a)	407,941
		12,882,589
	Computers & Peripherals - 9.11%
48,270	Apple, Inc. (a)	10,178,212
62,700	EMC Corp. (a)	1,095,369
47,280	Hewlett Packard Co.	2,435,393
36,280	International Business Machines Corp. (b)	4,749,052
10,820	NetApp, Inc. (a)	372,100
37,000	Sandisk Corp. (a)	1,072,630
58,100	Seagate Technology	1,056,839
		20,959,595
	Construction & Engineering - 0.34%
21,000	Jacobs Engineering Group Inc. (a)	789,810
	Construction Materials - 0.10%
4,500	Vulcan Materials Co. (b)	237,015
	Containers & Packaging - 0.34%
23,900	Owens-Illinois, Inc. (a)	785,593
	Diversified Consumer Services - 0.76%
17,400	Apollo Group, Inc. (a)	1,054,092
7,300	ITT Educational Services, Inc. (a)(b)	700,508
		1,754,600
	Diversified Financial Services - 0.67%
6,070	IntercontinentalExchange, Inc. (a)(b)	681,661
20,450	JPMorgan Chase & Co.	852,152
		1,533,813
	Electric Utilities - 0.87%
54,290	AES Corp. (a)	722,600
15,700	Entergy Corp.	1,284,888
		2,007,488
	Electrical Equipment - 0.78%
27,910	ABB Ltd. - ADR	533,081
11,830	AMETEK, Inc.	452,379
18,800	Emerson Electric Co. (b)	800,880
		1,786,340
	Electronic Equipment & Instruments - 0.45%
34,100	Avnet, Inc. (a)	1,028,456
	Energy Equipment & Services - 3.15%
23,990	Cameron International Corp. (a)	1,002,782
58,400	Nabors Industries Ltd. (a)(b)	1,278,376
60,700	National-Oilwell Varco, Inc. (a)	2,676,263
19,900	Schlumberger Ltd.	1,295,291
12,010	Transocean Ltd. (a)	994,428
		7,247,140
	Food & Staples Retailing - 2.43%
18,600	BJ's Wholesale Club, Inc. (a)	608,406
50,400	CVS Caremark Corporation	1,623,384
29,500	Walgreen Co.	1,083,240
42,670	Wal-Mart Stores, Inc.	2,280,712
		5,595,742
	Food Products - 1.30%
43,300	Archer Daniels Midland Co.	1,355,723
9,640	General Mills, Inc.	682,608
24,600	Hormel Foods Corp.	945,870
		2,984,201
	Health Care Equipment & Supplies - 3.62%
5,490	Alcon, Inc.	902,282
10,830	Baxter International, Inc.	635,504
32,600	Dentsply International, Inc.	1,146,542
60,020	Medtronic, Inc.	2,639,680
53,050	St. Jude Medical, Inc. (a)	1,951,179
20,700	Stryker Corp. (b)	1,042,659
		8,317,846
	Health Care Providers & Services - 2.56%
21,900	Aetna Inc.	694,230
9,220	Express Scripts, Inc. (a)	797,069
13,600	Laboratory Corporation of America Holdings (a)(b)	1,017,824
15,200	Mckesson Corp.	950,000
53,460	Unitedhealth Group, Inc.	1,629,461
13,900	Wellpoint, Inc. (a)	810,231
		5,898,815
	Hotels, Restaurants & Leisure - 0.97%
18,410	Carnival Corp. (a)	583,413
19,100	Darden Restaurants, Inc.	669,837
3,690	McDonald's Corp.	230,404
37,500	Wyndham Worldwide Corp.	756,375
		2,240,029
	Household Products - 2.22%
8,430	Church & Dwight, Inc. (b)	509,593
17,250	Colgate Palmolive Co.	1,417,088
23,900	Kimberly Clark Corp.	1,522,669
27,350	Procter & Gamble Co.	1,658,231
		5,107,581
	Industrial Conglomerates - 0.94%
26,230	3M Co.	2,168,434
	Insurance - 1.15%
14,850	Aflac, Inc.	686,812
28,300	Axis Capital Holdings Ltd.	804,003
25,900	Hartford Financial Services Group, Inc.	602,434
11,100	Prudential Financial, Inc.	552,336
		2,645,585
	Internet & Catalog Retail - 1.75%
26,130	Amazon.com, Inc. (a)(b)	3,515,008
9,200	Netflix, Inc. (a)(b)	507,288
		4,022,296
	Internet Software & Services - 3.65%
33,200	Ebay, Inc. (a)	781,528
9,790	Google, Inc. (a)(b)	6,069,604
13,700	Sohu.com, Inc. (a)(b)	784,736
31,100	Verisign, Inc. (a)	753,864
		8,389,732
	IT Services - 2.51%
24,300	Accenture Plc	1,008,450
13,400	Cognizant Technology Solutions Corp. (a)	607,020
4,860	Mastercard, Inc.	1,244,063
19,860	Visa, Inc. (b)	1,736,955
62,000	The Western Union Co.	1,168,700
		5,765,188
	Life Sciences Tools & Services - 0.46%
13,040	QIAGEN N.V. (a)(b)	291,053
16,000	Thermo Fisher Scientific Inc. (a)	763,040
		1,054,093
	Machinery - 2.83%
15,600	Caterpillar Inc.	889,044
21,530	Cummins, Inc.	987,366
9,900	Danaher Corp. (b)	744,480
16,140	Deere & Co. (b)	873,012
53,385	Dover Corp.	2,221,350
14,700	Parker Hannifin Corp.	792,036
		6,507,288
	Media - 1.77%
25,420	Comcast Corp.	428,581
15,940	DIRECTV (a)	531,599
10,150	DreamWorks Animation SKG, Inc. (a)	405,493
19,700	Omnicom Group, Inc.	771,255
18,800	Scripps Networks Interactive, Inc.	780,200
23,750	Time Warner, Inc.	692,075
14,710	The Walt Disney Co. (b)	474,397
		4,083,600
	Metals & Mining - 1.01%
28,920	Freeport-McMoran Copper & Gold, Inc. (a)	2,321,987
	Multiline Retail - 1.59%
33,800	Big Lots, Inc. (a)(b)	979,524
7,790	Kohls Corp. (a)(b)	420,115
30,500	Nordstrom, Inc. (b)	1,146,190
22,910	Target Corp.	1,108,156
		3,653,985
	Oil & Gas - 3.01%
15,700	Alpha Natural Resources, Inc. (a)	681,066
14,000	Apache Corp.	1,444,380
22,575	Hess Corp.	1,365,788
13,300	Occidental Petroleum Corp.	1,081,955
16,800	Peabody Energy Corp.	759,528
17,620	Southwestern Energy Co. (a)	849,284
14,700	Ultra Petroleum Corp. (a)(b)	732,942
		6,914,943
	Personal Products - 0.22%
15,890	Avon Products, Inc.	500,535
	Pharmaceuticals - 5.28%
71,760	Abbott Laboratories	3,874,323
10,280	Allergan, Inc.	647,743
29,000	Forest Labs, Inc. (a)	931,190
16,100	Genzyme Corp. (a)	789,061
12,900	Johnson & Johnson	830,889
52,610	Lilly Eli & Co.	1,878,703
31,539	Merck & Co., Inc. (a)	1,152,435
8,200	Shire PLC - ADR (b)	481,340
27,690	Teva Pharmaceutical Industries, Ltd. - ADR	1,555,624
		12,141,308
	Professional Services - 0.36%
14,995	Manpower, Inc.	818,427
	Road & Rail - 1.17%
13,160	CSX Corp.	638,128
37,400	J.B. Hunt Transport Services, Inc. (b)	1,206,898
13,100	Union Pacific Corp.	837,090
		2,682,116
	Semiconductor & Semiconductor Equipment - 4.46%
17,540	Broadcom Corp. (a)(b)	551,633
89,800	Intel Corp.	1,831,920
23,400	Linear Technology Corp.	714,636
41,430	Marvell Technology Group Ltd. (a)	859,673
51,300	Maxim Integrated Products, Inc. (b)	1,041,390
20,300	NVIDIA Corp. (a)	379,204
137,300	On Semiconductor Corp. (a)	1,209,613
82,400	Texas Instruments, Inc.	2,147,344
61,100	Xilinx, Inc.	1,531,166
		10,266,579
	Software - 7.83%
71,700	Activision Blizzard, Inc. (a)	796,587
25,170	Adobe Systems, Inc. (a)	925,753
18,630	Check Point Software Technologies Ltd. (a)(b)	631,184
13,230	Citrix Systems, Inc. (a)(b)	550,500
333,060	Microsoft Corp.	10,154,999
201,470	Oracle Corp.	4,944,074
		18,003,097
	Specialty Retail - 2.97%
37,670	Best Buy Co., Inc. (b)	1,486,458
27,100	GameStop Corp. (a)(b)	594,574
107,300	The Gap Inc.	2,247,935
47,180	Lowe's Companies, Inc.	1,103,540
94,900	Office Depot, Inc. (a)	612,105
18,400	Ross Stores, Inc. (b)	785,864
		6,830,476
	Textiles, Apparel & Luxury Goods - 1.27%
22,260	Coach, Inc.	813,158
21,050	Nike, Inc. (b)	1,390,773
9,700	V F Corp.	710,428
		2,914,359
	Tobacco - 2.89%
112,100	Altria Group, Inc.	2,200,523
92,090	Philip Morris International, Inc.	4,437,817
		6,638,340
	Wireless Telecommunication Services - 0.47%
24,790	American Tower Corp. (a)(b)	1,071,176
	Total Common Stocks (Cost $189,467,626)	230,907,496

	MANAGEMENT INVESTMENT COMPANIES - 0.89%
	Exchange Traded Fund - 0.89%
41,300	iShares Russell 1000 Growth Index Fund	2,058,805
	Total Management Investment Companies (Cost $2,081,057)	2,058,805

	SHORT TERM INVESTMENTS - 1.51%
	Money Market Funds - 1.51%
3,472,333	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,472,333
	Total Short Term Investments (Cost $3,472,333)	3,472,333

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.20%
	Corporate Paydown Securities - 2.91%
$ 5,949,795	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	3,478,101
6,765,603	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	3,198,912

	Total Corporate Paydown Securities (Cost $12,715,398)	6,677,013

Number of
Shares
	Money Market Funds - 11.29%
25,385,213	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	25,385,213
717,707	Reserve Primary Fund (c)	573,663

	Total Money Market Funds (Cost $26,102,920)	25,958,876
Principal Amount
	Cash - 0.00%
$ 6,696	Cash	6,696

	Total Cash (Cost $6,696)	6,696

	Total Investments Purchased as Securities Lending Collateral (Cost $38,825,014)	32,642,585

	Total Investments (Cost $233,846,030) - 117.01%	269,081,219
	Liabilities in Excess of Other Assets - (17.01)%	(39,124,476)
	TOTAL NET ASSETS - 100.00%	$229,956,743

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$7,250,676, which represent 3.15% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$233,846,030
	Gross unrealized appreciation	46,415,217
	Gross unrealized depreciation	(11,180,028)
	Net unrealized appreciation	$35,235,189

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 25,499,345	$ -	$ -	$ 25,499,345
Consumer Staples	27,137,747	-	-	27,137,747
Energy	14,162,083	-	-	14,162,083
Financials	17,369,695	-	-	17,369,695
Health Care	34,839,794	-	-	34,839,794
Industrials	25,049,162	-	-	25,049,162
Information Technology	77,295,236	-	-	77,295,236
Materials	8,534,575	-	-	8,534,575
Telecommunication Services	1,071,176	-	-	1,071,176
Utilities	2,007,488			2,007,488
Total Equity	232,966,301	-	-	232,966,301

Short Term Investments	3,472,333	-	-	3,472,333
Investments Purchased as Securities Lending Collateral	25,391,909	-	7,250,676	32,642,585

Total Investments in Securities	$ 261,830,543	$ -	$ 7,250,676	$ 269,081,219

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 8,138,893
Accrued discounts/(amortization of premiums), net	-
Realized gain (loss)	-
Change in unrealized apreciation	1,518,562
Net (sales)	(2,406,779)
Transfers in and/or (out) of Level 3	-
Balance as of December 31, 2009	$ 7,250,676
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.	$ 1,518,562

AssetMark Large Cap Value Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 97.74%
	Aerospace & Defense - 2.79%
56,400	Northrop Grumman Corp.	$3,149,940
16,360	Raytheon Co.	842,867
29,140	United Technologies Corp.	2,022,608
		6,015,415
	Air Freight & Logistics - 0.51%
13,100	Fedex Corp.	1,093,195
	Airlines - 0.35%
66,665	Southwest Airlines Co.	761,981
	Auto Components - 0.49%
38,400	Johnson Controls, Inc.	1,046,016
	Automobiles - 0.79%
67,450	Harley Davidson, Inc. (b)	1,699,740
	Beverages - 1.39%
13,340	Diageo PLC - ADR	925,929
21,100	Molson Coors Brewing Co.	952,876
18,420	Pepsico, Inc. (b)	1,119,936
		2,998,741
	Capital Markets - 2.64%
14,170	Ameriprise Financial, Inc.	550,079
68,840	The Bank of New York Mellon Corp. (b)	1,925,455
5,800	Goldman Sachs Group, Inc.	979,272
36,400	Morgan Stanley	1,077,440
26,800	State Street Corp.	1,166,872
		5,699,118
	Chemicals - 0.50%
18,300	PPG Industries, Inc.	1,071,282
	Commercial Banks - 2.54%
37,640	Suntrust Banks, Inc. (b)	763,715
24,415	U.S. Bancorp	549,582
154,090	Wells Fargo & Co.	4,158,889
		5,472,186
	Commercial Services & Supplies - 0.84%
22,435	Avery Dennison Corp.	818,653
43,685	Iron Mountain, Inc. (a)(b)	994,271
		1,812,924
	Communications Equipment - 0.53%
47,735	Cisco Systems, Inc. (a)	1,142,776
	Computers & Peripherals - 2.50%
65,700	Dell, Inc. (a)(b)	943,452
44,000	Hewlett Packard Co.	2,266,440
16,700	International Business Machines Corp.	2,186,030
		5,395,922
	Construction & Engineering - 0.29%
13,815	Fluor Corp.	622,228
	Construction Materials - 0.19%
7,901	Vulcan Materials Co. (b)	416,146
	Consumer Finance - 1.36%
72,150	American Express Co.	2,923,518
	Containers & Packaging - 0.66%
64,750	Sealed Air Corp.	1,415,435
	Diversified Consumer Services - 0.18%
17,550	H&R Block, Inc.	396,981
	Diversified Financial Services - 2.30%
105,638	JPMorgan Chase & Co.	4,401,935
21,050	Moodys Corp.	564,140
		4,966,075
	Diversified Telecommunication Services - 3.41%
112,600	AT&T, Inc. (b)	3,156,178
59,600	Centurytel, Inc.	2,158,116
61,700	Verizon Communications, Inc.	2,044,121
		7,358,415
	Electric Utilities - 1.42%
87,700	Edison International	3,050,206
	Electrical Equipment - 0.49%
24,600	Emerson Electric Co.	1,047,960
	Electronic Equipment & Instruments - 0.41%
28,750	Agilent Technologies, Inc. (a)	893,262
	Energy Equipment & Services - 2.59%
33,600	Diamond Offshore Drilling, Inc. (b)	3,306,912
37,500	Halliburton Co.	1,128,375
13,807	Transocean Ltd. (a)	1,143,220
		5,578,507
	Food & Staples Retailing - 4.96%
51,750	Costco Wholesale Corp.	3,062,047
106,187	CVS Caremark Corporation	3,420,283
93,900	Safeway, Inc.	1,999,131
39,100	SYSCO Corp. (b)	1,092,454
20,770	Wal-Mart Stores, Inc.	1,110,157
		10,684,072
	Food Products - 2.07%
143,580	Conagra Foods, Inc.	3,309,519
16,370	General Mills, Inc.	1,159,160
		4,468,679
	Health Care Equipment & Supplies - 2.38%
20,300	Baxter International, Inc.	1,191,204
8,000	Becton Dickinson & Co.	630,880
7,255	CareFusion Corp. (a)	181,447
71,110	Medtronic, Inc.	3,127,418
		5,130,949
	Health Care Providers & Services - 2.66%
98,210	Cardinal Health, Inc.	3,166,290
29,500	CIGNA Corp.	1,040,465
4,000	Express Scripts, Inc. (a)	345,800
38,350	Unitedhealth Group, Inc.	1,168,908
		5,721,463
	Hotels, Restaurants & Leisure - 1.07%
36,755	McDonald's Corp.	2,294,982
	Household Durables - 0.50%
25,000	Fortune Brands, Inc.	1,080,000
	Household Products - 2.70%
49,625	Kimberly Clark Corp.	3,161,609
43,695	Procter & Gamble Co.	2,649,228
		5,810,837
	Industrial Conglomerates - 0.64%
12,700	3M Co.	1,049,909
9,212	Tyco International Ltd.	328,684
		1,378,593
	Insurance - 10.01%
97,205	Allstate Corp.	2,920,038
968	Berkshire Hathaway Inc. (a)(b)	3,180,848
78,150	Loews Corp.	2,840,753
84,620	Marsh & McLennan Cos., Inc.	1,868,410
57,600	Metlife, Inc.	2,036,160
82,600	Progressive Corp. (a)	1,485,974
67,095	Prudential Financial, Inc.	3,338,647
15,811	Transatlantic Holdings, Inc.	823,911
61,940	Travelers Companies, Inc.	3,088,328
		21,583,069
	Internet Software & Services - 0.54%
1,870	Google, Inc. (a)	1,159,363
	IT Services - 0.28%
9,235	Alliance Data Systems Corp. (a)(b)	596,489
	Machinery - 1.58%
27,560	Dover Corp. (b)	1,146,772
23,810	Illinois Tool Works, Inc. (b)	1,142,642
20,805	Parker Hannifin Corp.	1,120,973
		3,410,387
	Media - 2.65%
76,600	CBS Corp.	1,076,230
40,365	Comcast Corp.	646,244
19,550	Grupo Televisa, SA - ADR	405,858
71,500	News Corporation	978,835
69,000	Time Warner, Inc.	2,010,660
18,690	The Walt Disney Co.	602,752
		5,720,579
	Metals & Mining - 1.01%
13,500	Freeport-McMoran Copper & Gold, Inc. (a)	1,083,915
23,400	Nucor Corp.	1,091,610
		2,175,525
	Multi-Utilities - 1.15%
63,485	Dominion Resources, Inc.	2,470,836
	Office Electronics - 1.04%
264,000	Xerox Corp.	2,233,440
	Oil & Gas - 18.24%
39,285	Anadarko Petroleum Corp.	2,452,170
61,915	Apache Corp.	6,387,771
22,180	Canadian Natural Resource Ltd.	1,595,851
93,900	Chesapeake Energy Corp.	2,430,132
53,000	Chevron Corp.	4,080,470
67,402	ConocoPhillips	3,442,220
65,660	Devon Energy Corp.	4,826,010
25,130	EOG Resources, Inc.	2,445,149
101,600	Marathon Oil Corp.	3,171,952
67,720	Occidental Petroleum Corp. (b)	5,509,022
119,300	Valero Energy Corp.	1,998,275
20,825	XTO Energy, Inc.	968,987
		39,308,009
	Pharmaceuticals - 8.68%
31,450	Abbott Laboratories	1,697,986
74,725	Johnson & Johnson	4,813,037
59,200	Lilly Eli & Co.	2,114,032
126,070	Merck & Co., Inc. (a)	4,606,598
300,760	Pfizer, Inc.	5,470,824
		18,702,477
	Professional Services - 0.55%
14,150	The Dun & Bradstreet Corporation	1,193,836
	Semiconductor & Semiconductor Equipment - 0.90%
23,665	Kla-Tencor Corp. (b)	855,727
41,970	Texas Instruments, Inc.	1,093,738
		1,949,465
	Software - 2.30%
162,775	Microsoft Corp.	4,963,010
	Specialty Retail - 1.38%
21,880	Bed Bath & Beyond, Inc. (a)	845,224
48,600	The Gap Inc.	1,018,170
38,500	Home Depot, Inc.	1,113,805
		2,977,199
	Textiles, Apparel & Luxury Goods - 0.00%
175	Hanesbrands, Inc. (a)	4,219
	Tobacco - 1.28%
106,700	Altria Group, Inc.	2,094,521
13,760	Philip Morris International, Inc.	663,094
		2,757,615
	Total Common Stocks (Cost $173,348,335)	210,653,122

	REAL ESTATE INVESTMENT TRUSTS - 1.85%
	Real Estate Investment Trusts - 1.85%
169,100	Annaly Capital Management, Inc.	2,933,885
13,032	Simon Property Group, Inc. (b)	1,039,924
	Total Real Estate Investment Trusts (Cost $3,422,277)	3,973,809

	SHORT TERM INVESTMENTS - 3.08%
	Money Market Funds - 3.08%
6,640,714	Federated Prime Obligations Fund
	Effective Yield, 0.11%	6,640,714
	Total Short Term Investments (Cost $6,640,714)	6,640,714

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.07%
	Corporate Paydown Securities - 2.84%
$ 5,455,054	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	3,188,888
6,203,026	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	2,932,915

	Total Corporate Paydown Securities (Cost $11,658,080)	6,121,803

Number of
Shares
	Money Market Funds - 7.23%
14,925,573	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	14,925,573
821,228	Reserve Primary Fund (c)	656,407

	Total Money Market Funds (Cost $15,746,801)	15,581,980
Principal Amount
	Cash - 0.00%
$ 3,937	Cash	3,937

	Total Cash (Cost $3,937)	3,937

	Total Investments Purchased as Securities Lending Collateral (Cost $27,408,818)	21,707,720

	Total Investments (Cost $210,820,144) - 112.74%	242,975,365
	Liabilities in Excess of Other Assets - (12.74)%	(27,459,705)
	TOTAL NET ASSETS - 100.00%	$215,515,660

Percentages are stated as a percent of net assets.
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$6,778,210, which represent 3.15% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$210,820,144
	Gross unrealized appreciation	43,819,658
	Gross unrealized depreciation	(11,664,437)
	Net unrealized appreciation	$32,155,221

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 15,219,717	$ -	$ -	$ 15,219,717
Consumer Staples	26,719,944	-	-	26,719,944
Energy	44,886,515	-	-	44,886,515
Financials	44,617,776	-	-	44,617,776
Health Care	29,554,890	-	-	29,554,890
Industrials	17,336,518	-	-	17,336,518
Information Technology	18,333,726	-	-	18,333,726
Materials	5,078,388	-	-	5,078,388
Telecommunication Services	7,358,415	-	-	7,358,415
Utilities	5,521,042	-	-	5,521,042
Total Equity	214,626,931	-	-	214,626,931

Short Term Investments	6,640,714	-		6,640,714
Investments Purchased as Securities Lending Collateral	14,929,510	-	6,778,210	21,707,720

Total Investments in Securities	$ 236,197,155	$ -	$ 6,778,210	$ 242,975,365

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 7,716,178
Accrued discounts/(amortization of premiums), net	-
Realized gain (loss)	-
Change in unrealized apreciation	1,400,382
Net (sales)	(2,338,350)
Transfers in and/or (out) of Level 3	-
Balance as of December 31, 2009	$ 6,778,210
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.	$ 1,400,382

AssetMark Small Mid Cap Growth Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 98.41%
	Aerospace & Defense - 2.34%
2,200	American Science & Engineering, Inc.	$166,848
21,203	TransDigm Group, Inc.	1,006,930
		1,173,778
	Air Freight & Logistics - 0.47%
8,737	Hub Group, Inc. (a)	234,414
	Airlines - 0.59%
8,500	Alaska Air Group, Inc. (a)	293,760
	Auto Components - 0.24%
2,975	Fuel Systems Solutions, Inc. (a)(b)	122,689
	Beverages - 0.70%
22,000	Constellation Brands, Inc. (a)	350,460
	Biotechnology - 3.98%
4,507	Alexion Pharmaceuticals, Inc. (a)	220,032
9,016	Biomarin Pharmaceutical, Inc. (a)	169,591
9,500	Cubist Pharmaceuticals, Inc. (a)	180,215
15,393	Dendreon Corp. (a)(b)	404,528
13,344	Human Genome Sciences, Inc. (a)	408,327
5,410	Onyx Pharmaceuticals, Inc. (a)	158,729
4,510	OSI Pharmaceuticals, Inc. (a)	139,945
17,300	PDL BioPharma Inc. (b)	118,678
3,691	United Therapeutics Corp. (a)	194,331
		1,994,376
	Capital Markets - 1.89%
5,908	Affiliated Managers Group (a)(b)	397,904
3,150	Greenhill & Co, Inc.	252,756
16,847	SEI Investments Co.	295,159
		945,819
	Chemicals - 3.15%
8,200	International Flavors & Fragrances Inc.	337,348
5,212	Lubrizol Corp.	380,215
44,740	Solutia, Inc. (a)	568,198
10,700	Valspar Corp.	290,398
		1,576,159
	Commercial Services & Supplies - 1.79%
2,500	ATC Technology Corp. (a)	59,625
2,000	Cintas Corp.	52,100
15,200	R.R. Donnelley & Sons Co.	338,504
17,517	Sykes Enterprises, Inc. (a)	446,158
		896,387
	Communications Equipment - 3.20%
9,153	Blue Coat Systems, Inc. (a)(b)	261,227
6,555	F5 Networks, Inc. (a)(b)	347,284
3,200	Oplink Communications, Inc. (a)	52,448
37,789	Polycom, Inc. (a)(b)	943,591
		1,604,550
	Computers & Peripherals - 0.69%
6,900	Synaptics, Inc. (a)(b)	211,485
4,200	Teradata Corp. (a)	132,006
		343,491
	Construction & Engineering - 1.31%
10,700	Shaw Group, Inc. (a)	307,625
7,800	URS Corp. (a)	347,256
		654,881
	Containers & Packaging - 2.00%
10,100	Bemis, Inc.	299,465
6,200	Crown Holdings, Inc. (a)	158,596
8,200	Sonoco Products Co.	239,850
14,300	Temple Inland, Inc. (b)	301,873
		999,784
	Diversified Consumer Services - 1.37%
7,626	Devry Inc. (b)	432,623
1,197	Strayer Education, Inc. (b)	254,350
		686,973
	Diversified Financial Services - 2.46%
38,720	MSCI, Inc. (a)	1,231,296
	Electrical Equipment - 4.10%
16,011	American Superconductor Corp. (a)(b)	654,850
5,600	Hubbell, Inc.	264,880
1,200	Regal Beloit Corp.	62,328
17,278	Roper Industries, Inc.	904,849
4,700	Thomas & Betts Corp. (a)	168,213
		2,055,120
	Electronic Equipment & Instruments - 3.58%
2,600	Anixter International, Inc. (a)	122,460
10,500	Arrow Electronics, Inc. (a)	310,905
14,000	Avnet, Inc. (a)	422,240
7,423	Dolby Laboratories, Inc. (a)	354,300
19,900	Ingram Micro, Inc. (a)	347,255
5,000	Tech Data Corp. (a)	233,300
		1,790,460
	Energy Equipment & Services - 0.73%
1,900	Helmerich & Payne, Inc.	75,772
12,845	Rowan Companies, Inc. (a)	290,811
		366,583
	Food & Staples Retailing - 0.15%
2,400	Casey's General Stores, Inc.	76,608
	Food Products - 2.58%
34,500	Del Monte Foods Co.	391,230
10,141	Green Mountain Coffee Roasters, Inc. (a)(b)	826,187
1,500	Lancaster Colony Corp.	74,550
		1,291,967
	Gas Utilities - 0.21%
2,200	Suburban Propane Partners, L.P. (b)	103,576
	Health Care Equipment & Supplies - 4.00%
22,100	American Medical Systems Holdings, Inc. (a)	426,309
4,489	Beckman Coulter, Inc.	293,760
19,275	Conceptus, Inc. (a)(b)	361,599
6,113	Cyberonics, Inc. (a)	124,950
6,900	Invacare Corp. (b)	172,086
6,792	Inverness Medical Innovations, Inc. (a)(b)	281,936
14,100	Symmetry Medical, Inc. (a)	113,646
8,546	Thoratec Corp. (a)(b)	230,058
		2,004,344
	Health Care Providers & Services - 4.25%
4,200	Allscripts-Misys Healtcare Solutions (a)	84,966
1,700	Amedisys, Inc. (a)(b)	82,552
5,650	Catalyst Health Solutions Inc. (a)	206,055
2,480	Cerner Corp. (a)(b)	204,451
7,100	Coventry Health Care, Inc. (a)	172,459
3,200	Gentiva Health Services, Inc. (a)	86,432
5,200	LHC Group, Inc. (a)	174,772
5,624	Lincare Holdings, Inc. (a)(b)	208,763
12,600	Omnicare, Inc.	304,668
24,264	VCA Antech, Inc. (a)	604,659
		2,129,777
	Health Care Technology - 0.33%
3,654	Athenahealth, Inc. (a)(b)	165,307
	Hotels, Restaurants & Leisure - 1.28%
3,611	Chipotle Mexican Grill, Inc. (a)	318,346
5,560	Home Inns & Hotels Management, Inc. - ADR (a)	196,546
395	Steak N Shake Co. (a)(b)	128,027
		642,919
	Household Durables - 0.27%
14,000	La Z Boy, Inc. (a)(b)	133,420
	Industrial Conglomerates - 0.47%
6,900	Carlisle Companies, Inc.	236,394
	Insurance - 0.32%
2,100	Reinsurance Group of America	100,065
2,200	Validus Holdings Ltd. (b)	59,268
		159,333
	Internet & Catalog Retail - 1.83%
3,081	Priceline.com, Inc. (a)(b)	673,199
19,782	Ticketmaster (a)(b)	241,736
		914,935
	Internet Software & Services - 4.31%
21,917	DealerTrack Holdings, Inc. (a)(b)	411,821
10,452	GSI Commerce, Inc. (a)(b)	265,376
19,100	IAC/InterActiveCorp (a)(b)	391,168
13,940	Rackspace Hosting, Inc. (a)(b)	290,649
3,400	Sohu.com, Inc. (a)(b)	194,752
13,600	Verisign, Inc. (a)	329,664
4,823	Vistaprint N V (a)(b)	273,271
		2,156,701
	IT Services - 4.00%
10,037	Alliance Data Systems Corp. (a)(b)	648,290
18,500	Broadridge Financial Solutions, Inc.	417,360
2,100	ManTech International Corp. (a)	101,388
29,142	SAIC, Inc. (a)	551,949
4,000	Syntel, Inc. (b)	152,120
5,200	TNS, Inc. (a)	133,588
		2,004,695
	Leisure Equipment & Products - 0.49%
5,577	Polaris Industires, Inc. (b)	243,325
	Life Sciences Tools & Services - 0.19%
1,300	Millipore Corp. (a)	94,055
	Machinery - 4.29%
5,205	Bucyrus International, Inc. (b)	293,406
4,900	L.B. Foster Co. (a)	146,069
3,700	Nacco Industires, Inc.	184,260
10,400	Navistar International Corp. (a)	401,960
9,100	Oshkosh Corp.	336,973
39,770	Terex Corp. (a)	787,844
		2,150,512
	Media - 2.46%
14,900	Dish Network Corp. (a)	309,473
25,700	Gannett Co., Inc. (b)	381,645
6,900	Scripps Networks Interactive, Inc.	286,350
13,800	Valassis Communications, Inc. (a)	251,988
		1,229,456
	Metals & Mining - 1.48%
8,700	Reliance Steel & Aluminum Co. (b)	376,014
20,600	Steel Dynamics, Inc.	365,032
		741,046
	Multiline Retail - 0.45%
9,900	99 Cents Only Stores (a)	129,393
2,000	Dollar Tree, Inc. (a)	96,600
		225,993
	Oil & Gas - 4.46%
6,991	Arena Resources, Inc. (a)(b)	301,452
4,929	Comstock Resources, Inc. (a)	199,969
3,810	Concho Resources, Inc. (a)	171,069
19,700	EXCO Resources, Inc.	418,231
11,300	Linn Energy Llc (b)	315,044
6,177	Massey Energy Corp. (b)	259,496
5,300	NuStar Energy L.P. (b)	297,277
3,000	Stone Energy Corp. (a)	54,150
8,000	World Fuel Services Corp. (b)	214,320
		2,231,008
	Paper & Forest Products - 0.12%
5,300	Wausau Paper Corp.	61,480
	Pharmaceuticals - 2.74%
12,132	Amylin Pharmaceuticals, Inc. (a)	172,153
4,124	Auxilium Pharmaceuticals, Inc. (a)(b)	123,638
9,500	Endo Pharmaceuticals Holdings Inc. (a)	194,845
8,600	Medicis Pharmaceutical Corp.	232,630
15,400	Mylan Laboratories, Inc. (a)(b)	283,822
4,269	Perrigo Co. (b)	170,077
6,100	Valeant Pharmaceuticals International (a)(b)	193,919
		1,371,084
	Professional Services - 1.90%
16,419	Monster Worldwide, Inc. (a)	285,691
20,700	Navigant Consulting, Inc. (a)	307,602
13,332	Robert Half International, Inc.	356,364
		949,657
	Semiconductor & Semiconductor Equipment - 2.77%
12,269	Cymer, Inc. (a)	470,884
9,745	NetLogic Microsystems, Inc. (a)	450,804
12,600	PMC-Sierra, Inc. (a)	109,116
9,900	Skyworks Solutions, Inc. (a)(b)	140,481
5,982	Varian Semiconductor Equipment (a)	214,634
		1,385,919
	Software - 8.19%
8,397	ANSYS, Inc. (a)	364,934
8,463	Blackboard, Inc. (a)	384,136
11,539	CommVault Systems, Inc. (a)	273,359
47,200	Compuware Corp. (a)	341,256
4,400	NICE Systems Ltd. - ADR (a)	136,576
15,885	Nuance Communications, Inc. (a)	246,853
12,600	Red Hat, Inc. (a)	389,340
20,509	Rovi Corp. (a)	653,622
12,200	S1 Corporation (a)	79,544
12,116	Solarwinds, Inc. (a)(b)	278,789
14,800	Sonicwall, Inc. (a)	112,628
26,206	Successfactors, Inc. (a)(b)	434,495
19,846	Tivo, Inc. (a)	202,032
10,510	Vanceinfo Technologies, Inc. - ADR (a)	201,897
		4,099,461
	Specialty Retail - 8.50%
6,900	Advance Auto Parts, Inc.	279,312
2,400	Aeropostale (a)	81,720
9,000	Asbury Automotive Group, Inc. (a)	103,770
15,500	AutoNation, Inc. (a)(b)	296,825
12,900	Cabelas, Inc. (a)(b)	183,954
21,200	Chico's FAS, Inc. (a)	297,860
12,600	Genesco, Inc. (a)(b)	345,996
6,979	Guess?, Inc.	295,212
10,246	Gymboree Corp. (a)(b)	445,598
3,300	Jo-Ann Stores, Inc. (a)	119,592
6,200	Jos. A. Bank Clothiers, Inc. (a)(b)	261,578
4,700	Kirklands, Inc. (a)(b)	81,639
13,800	Limited Brands, Inc.	265,512
9,000	Mens Wearhouse, Inc.	189,540
15,700	Pier 1 Imports, Inc. (a)	79,913
25,800	Select Comfort Corp. (a)	168,216
8,898	Tiffany & Co. (b)	382,614
10,784	Urban Outfitters, Inc. (a)	377,332
		4,256,183
	Textiles, Apparel & Luxury Goods - 1.78%
11,900	Jones Apparel Group, Inc.	191,114
11,700	Perry Ellis International, Inc. (a)	176,202
1,500	Phillips-Van Heusen Corp.	61,020
2,100	UniFirst Corp.	101,031
8,568	Warnaco Group, Inc. (a)	361,484
		890,851
	Total Common Stocks (Cost $41,333,378)	49,270,986

	MANAGEMENT INVESTMENT COMPANIES - 2.46%
	Exchange Traded Funds - 2.46%
7,307	iShares Russell 2000 Growth	497,388
16,166	iShares Russell MidCap Growth (b)	732,966
	Total Management Investment Companies (Cost $1,181,528)	1,230,354

	REAL ESTATE INVESTMENT TRUSTS - 0.98%
	Real Estate Investment Trusts - 0.98%
11,300	Anworth Mortgage Asset Corp. (c)	79,100
6,500	Hospitality Property Trust (c)	154,115
34,900	MFA Financial, Inc. (c)	256,515
	Total Real Estate Investment Trusts (Cost $477,601)	489,730

	SHORT TERM INVESTMENTS - 1.33%
	Money Market Funds - 1.33%
665,760	Federated Prime Obligations Fund
	Effective Yield, 0.11%	665,760
	Total Short Term Investments (Cost $665,760)	665,760

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.31%
	Corporate Paydown Securities - 3.26%
$ 1,454,108	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	850,035
1,653,488	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	781,802

	Total Corporate Paydown Securities (Cost $3,107,596)	1,631,837

Number of
Shares
	Money Market Funds - 20.05%
9,863,526	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	9,863,526
220,662	Reserve Primary Fund (c)	176,375

	Total Money Market Funds (Cost $10,084,188)	10,039,901
Principal Amount
	Cash - 0.00%
$ 2,602	Cash	2,602

	Total Cash (Cost $2,602)	2,602

	Total Investments Purchased as Securities Lending Collateral (Cost $13,194,386)	11,674,340

	Total Investments (Cost $56,852,653) - 126.49%	63,331,170
	Liabilities in Excess of Other Assets - (26.49)%	(13,264,246)
	TOTAL NET ASSETS - 100.00%	$50,066,924

Percentages are stated as a percent of net assets.
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $1,802,212, which represent 3.61% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$56,852,653
	Gross unrealized appreciation	8,656,652
	Gross unrealized depreciation	(2,178,135)
	Net unrealized appreciation	$6,478,517

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 9,346,744	$ -	$ -	$ 9,346,744
Consumer Staples	1,719,035	-	-	1,719,035
Energy	2,597,591	-	-	2,597,591
Financials	4,056,532	-	-	4,056,532
Health Care	7,758,943	-	-	7,758,943
Industrials	8,644,903	-	-	8,644,903
Information Technology	13,385,277	-	-	13,385,277
Materials	3,378,469	-	-	3,378,469
Telecommunication Services	-	-	-	-
Utilities	103,576	-	-	103,576
Total Equity	50,991,070	-	-	50,991,070

Short Term Investments	665,760	-	-	665,760
Investments Purchased as Securities Lending Collateral	9,866,128	-	1,808,212	11,674,340

Total Investments in Securities	$ 61,522,958	$ -	$ 1,808,212	$ 63,331,170

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 2,059,566
Accrued discounts/(amortization of premiums), net	-
Realized gain (loss)	-
Change in unrealized apreciation	373,376
Net (sales)	(624,730)
Transfers in and/or (out) of Level 3	-
Balance as of December 31, 2009	$ 1,808,212
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.	$ 373,376

AssetMark Small Mid Cap Value Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 90.11%
	Aerospace & Defense - 1.32%
11,565	BE Aerospace, Inc. (a)	$271,777
21,663	Hexcel Corp. (a)	281,186
2,590	Triumph Group, Inc.	124,968
		677,931
	Airlines - 0.45%
12,935	Continental Airlines, Inc. (a)(b)	231,795
	Auto Components - 0.87%
7,586	Cooper Tire & Rubber Co.	152,099
9,591	Tenneco, Inc. (a)(b)	170,049
5,172	TRW Automotive Holdings Corp. (a)	123,507
		445,655
	Building Products - 0.90%
7,330	Ameron International, Inc.	465,162
	Capital Markets - 2.96%
6,505	Investment Technology Group (a)	128,148
24,350	Jefferies Group, Inc. (a)(b)	577,825
3,480	KBW, Inc. (a)	95,213
9,750	Knight Capital Group, Inc. (a)	150,150
24,080	Raymond James Financial, Inc. (b)	572,382
		1,523,718
	Chemicals - 5.00%
5,008	Airgas, Inc.	238,381
6,291	Albemarle Corp.	228,804
6,984	Ashland, Inc.	276,706
12,573	Celanese Corp.	403,593
2,619	CF Industries Holdings, Inc.	237,753
10,768	Innophos Holdings, Inc.	247,556
8,178	Intrepid Potash, Inc. (a)(b)	238,552
400	Quaker Chemical Corp.	8,256
12,735	Rockwood Holdings, Inc. (a)	300,037
22,127	Solutia, Inc. (a)	281,013
10,439	Spartech Corp.	107,104
		2,567,755
	Commercial Banks - 8.42%
2,500	Associated Banc Corp.	27,525
18,116	Cardinal Financial Corp. (b)	158,334
33,280	Fifth Third Bancorp	324,480
17,302	First Financial Bancorp (b)	251,917
8,913	FirstMerit Corp.	179,508
5,416	Hancock Holding Co. (b)	237,167
1,660	Iberiabank Corp.	89,325
46,860	Investors Bancorp, Inc. (a)(b)	512,648
33,900	KeyCorp	188,145
31,187	National Penn Bancshares, Inc. (b)	180,573
3,408	PacWest Bancorp (b)	68,671
65,650	Regions Financial Corp (b)	347,288
23,173	The South Financial Group	14,940
13,150	Susquehanna Bancshares Inc. (b)	77,453
40,255	Synovus Financial Corp. (b)	82,523
10,715	Trustmark Corp.	241,516
20,120	UMB Financial Corp.	791,722
28,672	Western Alliance Bancorp (a)(b)	108,380
27,720	Whitney Holding Corp.	252,529
14,931	Zions Bancorporation (b)	191,565
		4,326,209
	Commercial Services & Supplies - 0.36%
5,215	Consolidated Graphics, Inc. (a)	182,629
	Communications Equipment - 2.54%
77,407	ADC Telecommunications (a)(b)	480,698
5,431	Commscope, Inc. (a)	144,084
4,860	Comtech Telecommunications Corp. (a)(b)	170,343
7,895	Harris Stratex Networks, Inc. (a)	54,555
80,030	Tellabs, Inc. (a)	454,570
		1,304,250
	Computers & Peripherals - 0.35%
6,251	Diebold, Inc.	177,841
	Construction & Engineering - 1.14%
17,483	Dycom Industries, Inc. (a)	140,388
7,409	Granite Construction, Inc. (b)	249,387
30,624	Great Lakes Dredge & Dock Corp.	198,444
		588,219
	Consumer Finance - 1.23%
33,090	Americredit Corp. (a)(b)	630,034
	Containers & Packaging - 0.66%
10,678	Myers Industries, Inc.	97,170
11,401	Temple Inland, Inc. (b)	240,675
		337,845
	Diversified Consumer Services - 1.91%
15,010	Brink's Home Security Holdings, Inc. (a)	489,927
21,890	Sotheby's (b)	492,087
		982,014
	Diversified Financial Services - 2.52%
37,560	Leucadia National Corp. (a)(b)	893,552
11,259	World Acceptance Corp. (a)(b)	403,410
		1,296,962
	Diversified Telecommunication Services - 1.71%
20,496	Centurytel, Inc.	742,160
40,278	Cincinnati Bell Inc. (a)	138,959
		881,119
	Electric Utilities - 1.38%
6,996	Cleco Corp. (b)	191,201
12,317	Northeast Utilities	317,655
15,834	PNM Resources, Inc.	200,300
		709,156
	Electrical Equipment - 1.89%
2,180	A.O. Smith Corp.	94,590
6,200	Baldor Electric Co.	174,158
28,660	Encore Wire Corp. (b)	603,866
3,317	General Cable Corp. (a)(b)	97,586
		970,200
	Electronic Equipment & Instruments - 4.32%
9,884	Arrow Electronics, Inc. (a)	292,665
25,650	Avnet, Inc. (a)	773,604
13,622	Benchmark Electronics, Inc. (a)	257,592
12,825	Jabil Circuit, Inc.	222,770
23,600	Molex, Inc.	451,468
7,885	Plexus Corp. (a)	224,723
		2,222,822
	Energy Equipment & Services - 1.55%
6,033	Hornbeck Offshore Services, Inc. (a)	140,448
33,827	Key Energy Services, Inc. (a)	297,339
5,861	T-3 Energy Services, Inc. (a)	149,456
12,280	Willbros Group, Inc. (a)	207,164
		794,407
	Food & Staples Retailing - 1.96%
16,010	Casey's General Stores, Inc.	511,039
49,560	Winn Dixie Stores, Inc. (a)	497,583
		1,008,622
	Food Products - 0.53%
7,452	Dean Foods Co. (a)	134,434
2,229	The J.M. Smucker Co.	137,641
		272,075
	Gas Utilities - 1.95%
17,090	Oneok Inc.	761,701
10,034	UGI Corp.	242,723
		1,004,424
	Health Care Equipment & Supplies - 0.37%
5,108	Kinetic Concepts, Inc. (a)(b)	192,316
	Health Care Providers & Services - 2.19%
2,680	Amerigroup Corp. (a)	72,253
6,100	AmSurg Corp. (a)	134,322
11,828	Assisted Living Concepts, Inc. (a)	311,904
15,352	Perkinelmer, Inc.	316,098
9,508	Universal Health Services, Inc.	289,994
		1,124,571
	Hotels, Restaurants & Leisure - 3.64%
17,588	Callaway Golf Co. (b)	132,613
6,573	CEC Entertainment, Inc. (a)	209,810
18,481	MGM MIRAGE (a)(b)	168,547
8,817	Penn National Gaming, Inc. (a)	239,646
7,189	Starwood Hotels & Resorts Worldwide, Inc.	262,902
22,660	Vail Resorts, Inc. (a)(b)	856,548
		1,870,066
	Household Durables - 0.98%
17,690	Beazer Homes USA, Inc. (a)(b)	85,620
15,950	D.R. Horton, Inc.	173,376
7,696	Ryland Group, Inc. (b)	151,611
24,435	Standard Pacific Corp. (a)(b)	91,387
		501,994
	Independent Power Producers & Energy Traders - 0.31%
27,973	RRI Energy, Inc. (a)	160,006
	Insurance - 4.34%
11,988	American Financial Group, Inc.	299,100
5,092	Arch Capital Group Ltd. (a)	364,333
9,274	Fidelity National Financial, Inc.	124,828
7,290	The Hanover Insurance Group, Inc.	323,895
9,510	W.R. Berkley Corp.	234,326
2,660	White Mountains Insurance Group Ltd.	884,876
		2,231,358
	IT Services - 0.27%
16,710	Sapient Corp. (a)	138,192
	Machinery - 2.40%
10,081	Actuant Corp.	186,801
11,045	Manitowoc, Inc.	110,119
36,792	Mueller Water Products, Inc. - Class A	191,318
5,880	Robbins & Myers, Inc.	138,297
34,870	Trinity Industries, Inc.	608,133
		1,234,668
	Media - 0.64%
13,780	Entercom Communications Corp. (a)	97,425
15,610	Gannett Co., Inc. (b)	231,808
		329,233
	Metals & Mining - 5.16%
5,969	AK Steel Holding Corp.	127,438
15,960	Allegheny Technologies, Inc.	714,529
30,300	Commercial Metals Co.	474,195
10,210	Kaiser Aluminum Corp.	424,940
13,933	Schnitzer Steel Industries, Inc.	664,604
13,862	Steel Dynamics, Inc.	245,635
		2,651,341
	Multi-Utilities - 1.66%
13,903	MDU Resources Group, Inc.	328,111
7,251	Vectren Corp.	178,954
6,924	Wisconsin Energy Corp.	345,023
		852,088
	Oil & Gas - 8.51%
5,027	Berry Petroleum Co. (b)	146,537
16,750	Cabot Oil & Gas Corp. (b)	730,133
6,149	Carrizo Oil & Co, Inc. (a)(b)	162,887
22,910	CNX Gas Corp. (a)	676,303
2,785	Comstock Resources, Inc. (a)	112,987
27,770	Denbury Resources, Inc. (a)(b)	410,996
11,369	Encore Acquisition Co. (a)	545,939
16,990	Overseas Shipholding Group, Inc. (b)	746,711
12,330	Plains All American Pipeline, L.P.	651,641
2,638	Whiting Petroleum Corp. (a)	188,485
		4,372,619
	Pharmaceuticals - 0.77%
32,271	King Pharmaceuticals, Inc. (a)	395,965
	Road & Rail - 1.23%
7,720	AMERCO (a)(b)	383,839
3,308	J.B. Hunt Transport Services, Inc. (b)	106,749
4,673	Old Dominion Freight Lines, Inc. (a)	143,461
		634,049
	Semiconductor & Semiconductor Equipment - 2.78%
13,020	Advanced Energy Industries, Inc. (a)	196,342
28,579	Atmel Corp. (a)	131,749
12,598	Diodes, Inc. (a)(b)	257,629
41,290	Entegris, Inc. (a)	218,011
18,290	Fairchild Semiconductor International (a)	182,717
41,231	Integrated Device Technology, Inc. (a)	266,765
10,116	MKS Instrument, Inc. (a)	176,119
		1,429,332
	Software - 1.24%
6,905	JDA Software Group, Inc. (a)	175,870
16,490	Parametric Technology Corp. (a)	269,447
6,602	Progress Software Corp. (a)	192,844
		638,161
	Specialty Retail - 3.02%
14,620	Brown Shoe Co., Inc.	144,300
65,588	Foot Locker, Inc.	730,650
7,420	Genesco, Inc. (a)(b)	203,753
22,600	Mens Wearhouse, Inc.	475,956
		1,554,659
	Textiles, Apparel & Luxury Goods - 0.54%
11,326	Jones Apparel Group, Inc.	181,895
2,320	Phillips-Van Heusen Corp.	94,378
		276,273
	Thrifts & Mortgage Finance - 3.99%
13,350	Capitol Federal Financial (b)	419,991
59,580	Hudson City Bancorp (b)	818,034
23,554	MGIC Investment Corp. (a)(b)	136,142
19,354	Radian Group, Inc.	141,478
28,644	TFS Financial Corp. (b)	347,738
9,633	Washington Federal, Inc.	186,302
		2,049,685
	Wireless Telecommunication Services - 0.15%
4,455	Syniverse Holdings, Inc. (a)	77,873
	Total Common Stocks (Cost $41,059,126)	46,315,293

	REAL ESTATE INVESTMENT TRUSTS - 7.22%
	Real Estate Investment Trusts - 7.22%
14,120	Colonial Properties Trust	165,628
13,108	Developers Diversified Realty Corp. (b)	121,380
3,480	Digital Realty Trust, Inc. (b)	174,974
30,580	Education Realty Trust, Inc.	148,007
2,030	Federal Realty Investment Trust (b)	137,472
5,000	Health Care REIT, Inc. (b)	221,600
7,850	Highwoods Properties, Inc.	261,798
15,736	Inland Real Estate Corp. (b)	128,248
8,634	National Retail Properties Inc. (b)	183,213
22,880	Plum Creek Timber Co., Inc. (b)	863,949
7,132	Post Properties, Inc.	139,787
12,900	SL Green Realty Corp. (b)	648,096
32,926	Sunstone Hotel Investors, Inc.	292,383
22,280	U-Store-It Trust	163,090
2,225	Washington Real Estate Investment Trust (b)	61,299
	Total Real Estate Investment Trusts (Cost $3,765,869)	3,710,924

	SHORT TERM INVESTMENTS - 4.09%
	Money Market Funds - 4.09%
2,099,914	Federated Prime Obligations Fund
	Effective Yield, 0.11%	2,099,914
	Total Short Term Investments (Cost $2,099,914)	2,099,914

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 24.19%
	Corporate Paydown Securities - 1.85%
$ 849,663	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	496,692
966,165	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	456,822

	Total Corporate Paydown Securities (Cost $1,815,828)	953,514

Number of
Shares
	Money Market Funds - 22.33%
11,300,581	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	11,300,581
223,386	Reserve Primary Fund (c)	178,552

	Total Money Market Funds (Cost $11,523,967)	11,479,133
Principal Amount
	Cash - 0.01%
$ 2,981	Cash	2,981

	Total Cash (Cost $2,981)	2,981

	Total Investments Purchased as Securities Lending Collateral (Cost $13,342,776)	12,435,628

	Total Investments (Cost $60,267,685) - 125.61%	64,561,759
	Liabilities in Excess of Other Assets - (25.61)%	(13,161,992)
	TOTAL NET ASSETS - 100.00%	51,399,767

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$1,132,066, which represent 2.20% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$60,267,685
	Gross unrealized appreciation	9,030,975
	Gross unrealized depreciation	(4,736,901)
	Net unrealized appreciation	$4,294,074

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,959,894	$ -	$ -	$ 5,959,894
Consumer Staples	1,280,696	-	-	1,280,696
Energy	5,167,025	-	-	5,167,025
Financials	15,768,890	-	-	15,768,890
Health Care	1,712,852	-	-	1,712,852
Industrials	4,984,654	-	-	4,984,654
Information Technology	5,910,598	-	-	5,910,598
Materials	5,556,941	-	-	5,556,941
Telecommunication Services	958,993	-	-	958,993
Utilities	2,725,674	-	-	2,725,674
Total Equity	50,026,217	-	-	50,026,217

Short Term Investments	2,099,914	-	-	2,099,914
Investments Purchased as Securities Lending Collateral	11,303,562	-	1,132,066	12,435,628

Total Investments in Securities	$ 63,429,693	$ -	$ 1,132,066	$ 64,561,759

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of April 1, 2009		$ 1,350,476
Accrued discounts/(amortization of premiums), net		-
Realized gain (loss)		-
Change in unrealized apreciation		222,851
Net (sales)		(441,261)
Transfers in and/or (out) of Level 3		-
Balance as of December 31, 2009		$ 1,132,066
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.		$ 222,851

AssetMark International Equity Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 97.59%
	Australia - 5.75%
682,523	Incitec Pivot Ltd.	$2,158,900
22,574	National Australia Bank Ltd.	550,896
163,241	QBE Insurance Group Ltd.	3,725,206
1,525,151	Telstra Corp. Ltd.	4,688,879
136,763	Wesfarmers Ltd.	3,823,183
		14,947,064
	Austria - 0.56%
80,662	Wienerberger AG (a)	1,463,810
	China - 2.17%
4,197,000	Bank Of China Ltd.	2,255,432
329,000	China Life Insurance Company Ltd.	1,609,887
47,100	NetEase.com, Inc. - ADR (a)	1,771,431
		5,636,750
	Denmark - 0.69%
24,465	Carlsberg AS	1,800,982
	Finland - 0.52%
113,283	UPM-Kymmene Corp.	1,346,799
	France - 11.45%
23,847	Alstom SA	1,667,759
93,366	Carrefour SA	4,478,464
189,116	France Telecom SA	4,725,678
100,069	Saint-Gobain SA	5,428,369
41,395	Sanofi-Aventis SA	3,255,417
71,442	Societe Generale SA	4,963,784
81,890	Total SA	5,259,785
		29,779,256
	Germany - 5.85%
139,194	Deutsche Telekom AG	2,041,948
82,222	E.ON AG	3,451,189
25,046	MAN SE	1,943,372
46,476	RWE AG	4,510,137
35,606	Siemens AG	3,267,591
		15,214,237
	Hong Kong - 1.52%
307,500	Hongkong Electric Holdings Ltd.	1,675,038
153,000	Sun Hung Kai Properties Ltd.	2,274,975
		3,950,013
	Indonesia - 0.78%
51,000	Telekomunikasi Indonesia Tbk PT - ADR	2,037,450
	Italy - 2.06%
642,562	Intesa Sanpaolo SpA (a)	2,891,541
739,438	Unicredit SpA (a)	2,472,500
		5,364,041
	Japan - 17.92%
353,000	The Bank Of Yokohama Ltd.	1,609,491
93,200	Bridgestone Corp.	1,644,030
114,100	Canon, Inc.	4,853,640
183	Inpex Corp.	1,383,683
111,000	JGC Corp.	2,045,470
171,900	Kao Corp.	4,028,772
668	KDDI Corp.	3,538,205
114,000	Mitsui Fudosan Co., Ltd.	1,927,538
107,000	Nikon Corp.	2,112,873
262,100	Nomura Holdings, Inc.	1,949,152
118,300	Panasonic Corp.	1,703,094
135,900	Seven & i Holdings Co., Ltd.	2,774,867
46,200	Shin-etsu Chemical Co. Ltd.	2,608,376
106,100	Takeda Pharmaceutical Co. Ltd.	4,371,454
105,300	Tokio Marine Holdings, Inc.	2,873,553
170,300	Toyota Motor Corp.	7,180,012
		46,604,210
	Luxembourg - 0.69%
39,425	ArcelorMittal	1,801,968
	Netherlands - 5.87%
71,200	ASML Holding NV	2,430,895
52,314	Heineken NV	2,483,527
186,959	Reed Elsevier NV	2,293,862
166,994	Royal Dutch Shell Plc	5,031,857
93,197	Unilever NV	3,033,261
		15,273,402
	Norway - 0.51%
196,048	Storebrand ASA (a)	1,334,245
	Portugal - 0.87%
185,972	Portugal Telecom SGPS SA	2,269,245
	Republic of Korea - 1.58%
17,991	GS Engineering & Construction Corp.	1,668,108
7,036	Samsung Electronic (a)(c)	2,447,944
		4,116,052
	Russia - 0.53%
159,650	Oao Rosneft Oil Co. (a)	1,372,990
	Singapore - 3.17%
544,698	Oversea-Chinese Banking Corp. Ltd.	3,507,389
991,000	Singapore Telecommunications Ltd.	2,182,792
183,000	United Overseas Bank Ltd.	2,547,315
		8,237,496
	Spain - 6.04%
378,332	Banco Santander Central Hispano SA	6,251,804
353,039	Iberdrola Renovables	1,681,169
389,893	Iberdrola SA	3,736,248
144,785	Telefonica SA	4,052,390
		15,721,611
	Switzerland - 7.77%
148,486	ABB Ltd.	2,861,225
43,216	Credit Suisse Group	2,140,980
106,261	Novartis AG	5,802,833
86,514	Petroplus Holdings AG	1,582,766
23,274	Roche Holdings AG	3,980,154
17,513	Zurich Financial Services AG	3,828,757
		20,196,715
	Taiwan - 2.08%
1,804,505	Taiwan Semiconductor Manufacturing Co., Ltd.	3,636,934
154,653	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,769,230
		5,406,164
	United Kingdom - 19.21%
100,218	Autonomy Corp. Plc (a)	2,433,731
356,928	Aviva Plc	2,270,468
153,120	Babcock International Group Plc	1,468,902
370,713	Barclays Plc	1,633,529
1,000,530	BP Plc	9,661,276
415,426	GlaxoSmithKline Plc	8,809,461
404,887	HSBC Holdings Plc	4,619,081
166,450	Pearson Plc	2,386,551
219,309	Persimmon Plc (a)	1,658,351
62,151	Rio Tinto Plc	3,355,948
180,430	Unilever Plc	5,783,738
1,493,732	Vodafone Group Plc	3,459,047
543,337	Wm Morrison Supermarket Plc	2,424,166
		49,964,249
	Total Common Stocks (Cost $216,538,297)	253,838,749

	PREFERRED STOCKS - 0.77%
	Brazil - 0.77%
80,500	Vale S.A.	1,998,010
	Total Preferred Stocks (Cost $2,038,332)	1,998,010

	SHORT TERM INVESTMENTS - 1.64%
	Money Market Funds - 1.64%
4,248,401	Federated Prime Obligations Fund
	Effective Yield, 0.11%	4,248,401
	Total Short Term Investments (Cost $4,248,401)	4,248,401

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.43%
	Corporate Paydown Securities - 0.37%
$ 860,419	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (b)	502,979
978,395	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (b)	462,605

	Total Corporate Paydown Securities (Cost $1,838,814)	965,584

Number of
Shares
	Money Market Funds - 0.06%
195,648	Reserve Primary Fund (b)	156,382

	Total Money Market Funds (Cost $195,648)	156,382

	Total Investments Purchased as Securities Lending Collateral (Cost $2,034,462)	1,121,966

	Total Investments (Cost $224,859,492) - 100.43%	261,207,126
	Liabilities in Excess of Other Assets - (0.43)%	(1,108,517)
	TOTAL NET ASSETS - 100.00%	$260,098,609

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$1,121,966, which represent 0.43% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $2,447,944, which represents 0.94% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$224,859,492
	Gross unrealized appreciation	47,002,180
	Gross unrealized depreciation	(10,654,546)
	Net unrealized appreciation	$36,347,634

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark International Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ -	$ 18,978,773	$ -	$ 18,978,773
Consumer Staples	-	30,630,961	-	30,630,961
Energy	1,372,990	22,919,367	-	24,292,357
Financials	-	57,237,523	-	57,237,523
Health Care	-	26,219,319	-	26,219,319
Industrials	-	21,814,607	-	21,814,607
Information Technology	3,540,661	15,803,144	-	19,343,805
Materials	1,998,010	11,271,990	-	13,270,000
Telecommunication Services	2,037,450	26,958,184	-	28,995,634
Utilities	-	15,053,780	-	15,053,780
Total Equity	8,949,111	246,887,648	-	255,836,759

Short Term Investments	4,248,401	-	-	4,248,401
Investments Purchased as Securities Lending Collateral	-	-	1,121,966	1,121,966

Total Investments in Securities	$ 13,197,512	$ 246,887,648	$ 1,121,966	$ 261,207,126

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 1,319,989
Accrued discounts/(amortization of premiums), net	-
Realized gain (loss)	-
Change in unrealized apreciation	224,157
Net (sales)	(422,180)
Transfers in and/or (out) of Level 3	-
Balance as of December 31, 2009	$ 1,121,966
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.	$ 224,157

AssetMark Real Estate Securities Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 98.28%
	Apartments - 16.64%
16,827	Apartment Investment & Management Co. (b)	$267,886
15,401	AvalonBay Communities, Inc. (b)	1,264,576
12,062	BRE Properties, Inc. (b)	399,011
4,300	Camden Property Trust (b)	182,191
58,962	Equity Residential (b)	1,991,736
11,679	Essex Property Trust, Inc. (b)	976,948
4,470	Home Properties, Inc. (b)	213,264
8,800	Post Properties, Inc. (b)	172,480
43,510	UDR, Inc.	715,304
		6,183,396
	Diversified - 15.42%
350	Alexanders, Inc. (a)	106,547
3,660	American Campus Communities, Inc. (b)	102,846
27,880	Digital Realty Trust, Inc. (b)	1,401,806
20,081	Duke Realty Corp. (b)	244,386
4,797	Entertainment Properties Trust	169,190
10,655	Equity Lifestyle Properties, Inc.	537,758
30,055	Liberty Property Trust (b)	962,061
1,700	PS Business Parks, Inc.	85,085
30,302	Vornado Realty Trust (b)	2,119,322
		5,729,001
	Forestry - 0.89%
8,746	Plum Creek Timber Co., Inc. (b)	330,249
	Health Care - 13.52%
53,201	HCP, Inc. (b)	1,624,759
27,487	Health Care REIT, Inc. (b)	1,218,224
3,700	Healthcare Realty Trust Inc.	79,402
38,010	Nationwide Health Properties, Inc.	1,337,192
17,472	Ventas, Inc. (b)	764,225
		5,023,802
	Hotels & Motels - 2.73%
63,611	Host Hotels & Resorts, Inc. (b)	742,341
10,890	Lasalle Hotel Properties (b)	231,195
4,701	Sunstone Hotel Investors, Inc.	41,745
		1,015,281
	Mortgage - 0.15%
3,900	CreXus Investment Corp. (a)	54,444
	Office Property - 14.15%
6,039	Alexandria Real Estate Equities, Inc. (b)	388,247
16,434	Biomed Realty Trust, Inc.	259,329
25,658	Boston Properties, Inc.	1,720,882
31,100	Brandywine Realty Trust	354,540
17,156	Corporate Office Properties Trust	628,424
5,187	Douglas Emmett, Inc. (b)	73,915
17,828	Highwoods Properties, Inc.	594,564
3,477	Kilroy Realty Corp. (b)	106,640
10,755	Mack Cali Realty Corp.	371,800
15,058	SL Green Realty Corp. (b)	756,514
		5,254,855
	Regional Malls - 14.52%
5,516	CBL & Associates Properties, Inc. (b)	53,340
20,900	Glimcher Realty Trust	56,430
22,855	Macerich Co. (b)	821,637
49,352	Simon Property Group, Inc.	3,938,281
14,590	Taubman Centers, Inc. (b)	523,927
		5,393,615
	Shopping Centers - 7.46%
14,644	Federal Realty Investment Trust (b)	991,691
51,497	Kimco Realty Corp.	696,754
6,463	National Retail Properties Inc. (b)	137,145
6,095	Regency Centers Corp. (b)	213,691
3,500	Saul Centers, Inc.	114,660
10,430	Tanger Factory Outlet Centers, Inc.	406,666
10,600	Weingarten Realty Investors (b)	209,774
		2,770,381
	Storage - 6.74%
34,036	Extra Space Storage, Inc.	393,116
25,460	Public Storage	2,073,717
5,105	U-Store-It Trust	37,368
		2,504,201
	Warehouse/Industrial - 6.06%
37,074	AMB Property Corp.	947,240
7,260	EastGroup Properties, Inc.	277,913
74,949	ProLogis (b)	1,026,052
		2,251,205
	Total Real Estate Investment Trusts, Common Stocks (Cost $21,961,551)	36,510,430

	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS - 1.34%
	Office Property - 1.04%
12,000	Corporate Office Properties Trust	277,800
4,600	Kilroy Realty Corp.	111,090
		388,890
	Regional Malls - 0.30%
4,500	Taubman Centers, Inc.	110,430
	Total Real Estate Trusts, Preferred Stocks (Cost $393,618)	499,320

	SHORT TERM INVESTMENTS - 2.32%
	Money Market Funds - 2.32%
863,616	Federated Prime Obligations Fund
	Effective Yield, 0.11%	863,616
	Total Short Term Investments (Cost $863,616)	863,616

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.54%
	Corporate Paydown Securities - 2.42%
$ 800,189	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	467,771
909,908	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	430,223

	Total Corporate Paydown Securities (Cost $1,710,097)	897,994

Number of
Shares
	Money Market Funds - 29.11%
10,714,533	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	10,714,533
125,314	Reserve Primary Fund (c)	100,163

	Total Money Market Funds (Cost $10,839,847)	10,814,696

Principal Amount
	Cash - 0.01%
$ 2,826	Cash	2,826

	Total Cash (Cost $2,826)	2,826

	Total Investments Purchased as Securities Lending Collateral (Cost $12,552,770)	11,715,516

	Total Investments (Cost $35,771,555) - 133.48%	49,588,882
	Liabilities in Excess of Other Assets - (33.48)%	(12,438,552)
	TOTAL NET ASSETS - 100.00%	$37,150,330

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$998,157, which represent 2.69% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$35,771,555
	Gross unrealized appreciation	14,669,755
	Gross unrealized depreciation	(852,428)
	Net unrealized appreciation	$13,817,327

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 37,009,750	$ -	$ -	$ 37,009,750
Total Equity	37,009,750	-	-	37,009,750

Short Term Investments	863,616	-	-	863,616
Investments Purchased as Securities Lending Collateral	10,717,359	-	998,157	11,715,516

Total Investments in Securities	$ 48,590,725	$ -	$ 998,157	$ 49,588,882

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of April 1, 2009		$ 1,139,419
Accrued discounts/(amortization of premiums), net		-
Realized gain (loss)		-
Change in unrealized apreciation		205,659
Net (sales)		(346,921)
Transfers in and/or (out) of Level 3		-
Balance as of December 31, 2009		$ 998,157
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.		$ 205,659

AssetMark Tax Exempt Fixed Income Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 97.52%
	Alabama - 1.10%
1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$980,620
1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond,
	4.875%, 06/01/2034	1,062,790
		2,043,410
	Alaska - 0.53%
1,000,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond,
	4.625%, 06/01/2023	977,970
	Arizona - 3.89%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	146,903
585,000	Maricopa County Industrial Development Authority Health Facilities, Series A, Refunding, Revenue Bond,
	6.000%, 07/01/2039	612,109
955,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	966,575
1,000,000	Phoenix Civic Improvement Corp., Revenue Bond,
	4.630%, 07/01/2028	945,040
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,085,680
1,000,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	994,060
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,671,045
910,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	773,809
		7,195,221
	California - 8.07%
1,000,000	California Communities Development Authority, Revenue Bond,
	5.500%, 07/01/2037	751,900
445,000	California Economic Recovery, Series A, Refunding, GO,
	5.250%, 07/01/2021	476,568
200,000	California Infrastructure & Economic Development Bank, Revenue Bond, NATL-RE Insured,
	0.180%, 06/01/2034	200,000
600,000	California Statewide Community Development Authority, Series A, Revenue Bond, ACA Insured,
	5.625%, 08/01/2034	529,308
1,000,000	California, GO,
	6.500%, 04/01/2033	1,076,810
5,000,000	Chabot-Las Positas CA Community College, Series C, GO, AMBAC Insured,
	0.000%, 08/01/2036 (a)	798,150
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured,
	6.000%, 08/01/2025	1,144,850
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond,
	5.000%, 06/01/2017	700,490
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,431,122
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,026,710
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	131,140
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured,
	5.000%, 07/01/2021	603,867
905,000	Manteca CA Financing Authority, Revenue Bond,
	5.250%, 12/01/2028	953,535
	M-S-R Energy Authority, Series A, Revenue Bond,
295,000	6.125%, 11/01/2029	303,015
605,000	6.500%, 11/01/2039	643,194
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	377,450
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,234,349
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	534,145
		14,916,603
	Connecticut - 0.57%
1,000,000	Connecticut Health & Educational Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,056,820
	Delaware - 0.44%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	810,020
	Florida - 1.49%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	260,423
245,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	168,313
300,000	Brevard County FLA Health Facilities Authority, Revenue Bond,
	7.000%, 04/01/2039	329,250
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,440,550
625,000	Tolomato Community Development District, Special Assessment,
	6.375%, 05/01/2017	555,175
		2,753,711
	Georgia - 2.83%
1,000,000	Atlanta GA Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	1,051,570
440,000	Atlanta GA Water & Wastewater, Series A, Refunding, Revenue Bond,
	6.000%, 11/01/2024	470,607
350,000	Chatham County Hospital Authority, Revenue Bond,
	6.125%, 01/01/2024	350,434
545,000	Clayton County Development Authority, Series A, Revenue Bond,
	8.750%, 06/01/2029	552,706
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,144,150
1,400,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.125%, 03/01/2037	869,624
870,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	794,719
		5,233,810
	Hawaii - 0.47%
825,000	Hawaii State Department of Budget & Finance, Revenue Bond,
	6.500%, 07/01/2039	879,062
	Idaho - 0.61%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,129,050
	Illinois - 12.50%
1,250,000	Chicago Board of Education, Series B, Refunding, GO,
	5.000%, 12/01/2023	1,307,200
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	75,000
100,000	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
	5.375%, 01/01/2013	106,096
500,000	Chicago Water, Refunding, Revenue Bond,
	5.000%, 11/01/2022	540,685
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,663,375
1,000,000	5.000%, 01/01/2026	1,042,500
1,050,000	Illinois Finance Authority Sherman Health Systems, Refunding, Revenue Bond,
	5.500%, 08/01/2037	949,588
850,000	Illinois Financial Authority, Revenue Bond,
	7.000%, 08/15/2044	869,584
1,000,000	Illinois State Sales Tax, Revenue Bond,
	5.250%, 06/15/2024	1,051,950
2,500,000	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured,
	5.000%, 01/01/2026	2,911,100
1,000,000	Illinois, Series 1, GO,
	5.375%, 07/01/2013	1,112,650
2,690,000	Lombard Public Facilities, Series B, Revenue Bond,
	5.250%, 01/01/2030	2,735,515
675,000	Markham, Series C, GO,
	4.750%, 02/01/2017	660,555
1,000,000	Metropolitan Pier & Exposition Authority, Refunding, Revenue Bond, FGIC Insurred,
	5.500%, 12/15/2024	1,012,330
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	515,870
2,000,000	Southwestern Illinois Development Authority, Revenue Bond,
	5.750%, 02/01/2029	2,219,000
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured,
	5.750%, 12/01/2026	3,347,241
		23,120,239
	Indiana - 3.59%
1,500,000	Fishers, Revenue Bond,
	5.250%, 07/15/2034	1,511,610
305,000	Noblesville Redevelopment Authority, Revenue Bond,
	4.500%, 08/01/2012	324,871
820,000	Portage Economic Development, Revenue Bond,
	5.000%, 07/15/2023	750,440
1,155,000	Sheridan Community School's Building Corporation, Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	1,349,005
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	1,443,466
1,135,000	Wayne Township Marion County School Building Corporation, Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,267,046
		6,646,438
	Iowa - 0.96%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2014	626,418
1,000,000	Iowa Finance Authority, Revenue Bond,
	5.000%, 08/01/2018	1,144,430
		1,770,848
	Kansas - 0.27%
715,000	Wyandotte County, Revenue Bond,
	4.875%, 10/01/2028	501,465
	Kentucky - 0.30%
500,000	Kentucky Economic Development Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	548,070
	Louisiana - 1.74%
800,000	Louisiana Citizens Property, Revenue Bond,
	6.750%, 06/01/2026	916,312
525,000	Louisiana Office Facilities Corp., Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	545,212
1,500,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,764,180
		3,225,704
	Maine - 0.22%
410,000	South Berwick Education, Revenue Bond,
	5.250%, 08/01/2013	399,209
	Maryland - 2.16%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,372,651
820,000	Maryland Health & Higher Education Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2013	820,131
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	680,520
245,000	5.000%, 05/15/2048	266,673
860,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	860,516
		4,000,491
	Massachusetts - 2.38%
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	104,274
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond,
	5.450%, 04/15/2014	436,669
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	871,444
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.000%, 07/15/2036	1,045,590
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	1,059,770
800,000	Massachusetts Health & Educational Facilities Authority, Series C, Revenue Bond,
	6.125%, 10/01/2029	747,456
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	132,711
		4,397,914
	Michigan - 0.94%
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.375%, 05/01/2010	152,394
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	857,624
730,000	Michigan Building Authority, Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	729,920
		1,739,938
	Minnesota - 1.00%
1,500,000	Osseo Independent School District 279, GO,
	4.000%, 02/01/2022	1,557,825
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	295,061
		1,852,886
	Mississippi - 0.26%
500,000	Mississippi Hospital Equipment & Facilities Authority, Refunding, Revenue Bond,
	4.500%, 09/01/2023	481,680
	Missouri - 3.04%
900,000	Missouri Development Finance Board, Revenue Bond,
	5.750%, 06/01/2034	936,423
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	1,088,620
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	1,093,820
1,090,000	St Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	1,142,734
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond,
	5.000%, 04/01/2027	1,367,280
		5,628,877
	Nebraska - 1.49%
1,500,000	Lincoln Electric Systems, Revenue Bond,
	5.000%, 09/01/2031	1,554,405
1,000,000	Omaha, Refunding, GO,
	5.250%, 04/01/2026	1,200,100
		2,754,505
	New Hampshire - 0.80%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,477,455
	New Jersey - 0.60%
1,000,000	New Jersey Transportation Trust Fund Authority, Series A, Revenue Bond,
	5.875%, 12/15/2038	1,104,920
	New York - 8.12%
850,000	Brooklyn Arena Local Development Corporation, Revenue Bond,
	6.500%, 07/15/2030	902,640
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	796,980
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,981,089
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.625%, 01/01/2012	505,990
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,168,057
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,344,425
	New York Dormitory Authority, Revenue Bond,
1,000,000	5.500%, 05/15/2025	1,114,690
500,000	6.125%, 12/01/2029	450,875
1,000,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	1,088,260
500,000	New York Environmental Facilities, Revenue Bond,
	5.500%, 10/15/2027	609,820
1,000,000	New York, GO,
	5.375%, 04/01/2036	1,067,800
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	554,250
1,500,000	5.250%, 10/15/2019	1,670,220
	Tobacco Settlement Financing, Revenue Bond,
650,000	5.000%, 06/01/2012	709,131
1,000,000	5.250%, 06/01/2021	1,049,420
		15,013,647
	North Carolina - 5.02%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	2,884,650
1,480,000	North Carolina Capital Facilities Finance Agency, Series B Refunding, Revenue Bond,
	5.000%, 10/01/2038	1,567,453
1,000,000	North Carolina Grant, Revenue Bond, MBIA Insured,
	5.000%, 03/01/2015	1,142,480
	North Carolina Medical Care Community, Revenue Bond,
700,000	5.500%, 10/01/2017	650,643
650,000	5.600%, 10/01/2036	576,953
1,500,000	North Carolina Municipal Power Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,664,955
750,000	Raleigh North Carolina Comb Enterprise, Series A, Revenue Bond,
	5.000%, 03/01/2031	793,868
		9,281,002
	North Dakota - 0.33%
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	605,718
	Ohio - 2.18%
1,490,000	Buckeye Ohio Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	1,122,030
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	824,662
690,000	Ohio St Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	742,171
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,142,320
250,000	Toledo-Lucas County Port Authority, Special Assessment,
	5.375%, 12/01/2035	205,230
		4,036,413
	Oklahoma - 1.00%
650,000	Tulsa Industrial Authority, Series A, Refunding, Revenue Bond, NATL-RE Insured,
	5.000%, 10/01/2022	651,671
1,000,000	Tulsa Airports Imporovement Trust, Refunding, Revenue Bond,
	7.050%, 06/01/2017	1,196,110
		1,847,781
	Oregon - 0.55%
1,000,000	Clackamas County School District, GO,
	4.130%, 06/15/2021	1,013,650
	Pennsylvania - 6.08%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2014	1,352,112
370,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond,
	6.500%, 05/01/2017	385,455
900,000	Butler County PA Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	1,001,340
2,000,000	Lackawanna County, Series B, Refunding, GO,
	6.000%, 09/15/2032	2,074,160
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	500,455
1,000,000	Pennsylvania Economic Development Authority Allegheny Energy Supply, Revenue Bond,
	7.000%, 07/15/2039	1,089,910
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,151,770
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,104,560
1,000,000	Philadelphia Gas Works, Refunding, Revenue Bond,
	5.250%, 08/01/2017	1,035,950
1,500,000	Warwick School District, GO,
	4.375%, 02/01/2025	1,547,835
		11,243,547
	Puerto Rico - 4.70%
1,250,000	Puerto Rico Commonwealth, Series A, GO,
	5.250%, 07/01/2022	1,234,238
1,000,000	Puerto Rico Commonwealth, Series A, Refunding, GO,
	5.500%, 07/01/2017	1,047,420
625,000	Puerto Rico Commonwealth, Series A, Rerefunding, Revenue Bond, Assured Guaranty Insured,
	5.000%, 07/01/2016	687,731
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	733,311
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	361,707
570,000	Puerto Rico Commonwealth, Series C, Refunding, GO,
	6.000%, 07/01/2039	572,445
	Puerto Rico Sales Tax Financing, Series A, Revenue Bond,
2,030,000	6.750%, 08/01/2032	1,508,209
930,000	5.750%, 08/01/2037	968,139
1,500,000	5.000%, 08/01/2039	1,573,215
		8,686,415
	Tennessee - 0.74%
300,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	309,045
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,052,380
		1,361,425
	Texas - 7.87%
45,000	Dallas, GO,
	5.000%, 02/15/2018	45,004
635,000	Forney Independent School District, GO, PSF-GTD Insured,
	0.000%, 08/15/2025 (a)	292,748
145,000	Frisco, GO, FGIC Insured,
	5.875%, 02/15/2010	145,280
425,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	420,967
1,280,000	La Porte Independent School District, GO,
	5.250%, 02/15/2024	1,418,995
930,000	Lower Colorado River Authority, Series B, Unrefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	942,741
2,000,000	North East Independent School District, GO,
	5.250%, 02/01/2027	2,361,720
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond,
	6.000%, 01/01/2019	775,726
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	828,374
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.375%, 02/01/2015	2,314,440
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.375%, 08/15/2013	16,009
850,000	Texas Private Activity Surface Transportation Corp., Revenue Bond,
	7.500%, 12/31/2031	911,073
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	100,939
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	562,165
750,000	Texas Turnpike Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/15/2039	735,982
1,000,000	Texas Water Development Board, Series B, Revenue Bond,
	5.250%, 07/15/2027	1,098,230
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,148,470
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	442,080
		14,560,943
	Virgin Islands - 0.27%
500,000	Virgin Islands Public Finance Authority, Series C, Refunding, Revenue Bond,
	5.000%, 10/01/2022	498,100
	Virginia - 1.61%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,151,080
870,000	Tobacco Settlement Financing, Series B, Revenue Bond,
	5.000%, 06/01/2047	606,407
1,000,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,227,670
		2,985,157
	Washington - 3.40%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,068,630
1,000,000	Energy Northwest, Series A, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	1,069,120
2,000,000	Energy Northwest, Series A, Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,186,120
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	526,795
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,432,012
		6,282,677
	Wisconsin - 3.40%
315,000	Badger Tobacco Asset Securitization, Revenue Bond,
	6.125%, 06/01/2027	341,794
1,500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	1,676,910
660,000	Wisconsin Health & Educaitional Facilities Authority, Refunding, Revenue Bond,
	5.125%, 02/15/2026	611,840
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	390,864
1,000,000	Wisconsin Transportation, Series A, Revenue Bond, FGIC Insured,
	5.500%, 07/01/2016	1,025,440
2,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	2,240,720
		6,287,568
	Total Municipal Bonds (Cost $175,500,078)	180,350,359

Number of
Shares
	Short Term Investments - 1.15%
2,131,874	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.13%	2,131,874
	Total Short Term Investments (Cost $2,131,874)	2,131,874

	Total Investments (Cost $177,631,952) - 98.67%	182,482,233
	Other Assets in Excess of Liabilities - 1.33%	2,464,609
	TOTAL NET ASSETS - 100.00%	$184,946,842

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$177,631,952
	Gross unrealized appreciation	7,740,310
	Gross unrealized depreciation	(2,890,029)
	Net unrealized appreciation	$4,850,281

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$ -	$ 180,350,359	$ -	$ 180,350,359
Total Fixed Income	-	180,350,359	-	180,350,359

Short Term Investments	2,131,874	-	-	2,131,874

Total Investments in Securities	$ 2,131,874	$ 180,350,359	$ -	$ 182,482,233

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 0.00%
	Energy Equipment & Services - 0.00%
259	Semgroup Corporation (a)	$2,179
		2,179
	Total Common Stocks (Cost $98,745)	2,179

	CONVERTIBLE PREFERRED STOCKS - 0.02%
	Automobiles - 0.02%
1,800	General Motors Corporation	10,372
12,000	General Motors Corporation	68,550
		78,922
	Total Convertible Preferred Stocks (Cost $304,161)	78,922

	PREFERRED STOCKS - 0.24%
	Banks - 0.13%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (Callable at $100.00 on 06/27/2013) (c)(e)	684,870
	Consumer Finance - 0.09%
12,000	Corts Trust for Ford Motor Company	265,800
329	GMAC - Preferred Blocker, Inc. (a)(c)	216,873
		482,673
	Thrifts, Mortgage & Finance - 0.02%
44,650	FHLMC (a)	46,883
1,300	FNMA (a)(e)	2,145
32,350	FNMA (a)	35,585
		84,613
	Total Preferred Stocks (Cost $2,948,922)	1,252,156

Principal
Amount
	ASSET BACKED SECURITIES - 3.34%
$ 81,721	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032	63,820
208,443	Countrywide Asset-Backed Certificiates
	Series 2005-4, 4.456%, 10/25/2035	200,209
	Countrywide Home Equity Loan Trust
263,011	Series 2004-R, 0.483%, 03/15/2030	70,771
330,066	Series 2004-N, 0.513%, 02/15/2034	162,324
358,452	Series 2004-O, 0.513%, 02/15/2034	144,881
335,720	Series 2005-F, 0.473%, 12/15/2035	116,372
350,141	Delta Air Lines, Inc.
	Pool #081022, 6.821%, 08/10/2022	334,385
450,000	Hertz Vehicle Financing LLC
	Series 2009-2A, 5.290%, 03/25/2016 (c)	449,638
1,536,320	Household Home Equity Loan Trust
	Series 2007-3, 1.433%, 11/20/2036	1,308,552
	Jetblue Airways Corporation
631,440	Series 2004-2, G-1, 0.648%, 02/15/2018 (e)	475,524
900,000	Series 2004-2, G-2, 0.723%, 05/15/2018 (e)	567,000
848,435	Morgan Stanley
	Series M-1, 1.251%, 10/25/2033	637,269
830,000	Nelnet, Inc.
	Series 2008-4, 1.762%, 04/25/2024	868,306
	New Valley Generation
3,028,774	Series 2000-1, 7.299%, 03/15/2019	3,513,378
7,259,432	Series 2001-1, 5.572%, 05/01/2020	7,714,378
164,807	Residential Asset Mortgage Products, Inc.
	Series FLT, 0.711%, 03/25/2034	101,755
550,000	SLC Student Loan Trust
	Series 2008-1, 1.854%, 12/15/2032	577,586
400,000	SLM Private Loan Trust
	Series 2003-7, 1.454%, 12/15/2033 (c)	391,386
	Total Asset Backed Securities (Cost $18,546,752)	17,697,534

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.55%
447,247	Accredited Mortgage Loan Trust
	Series 2005-3, 0.471%, 09/25/2035	382,775
31,260	Adjustable Rate Mortgage Trust
	Series 2004-5, 3.176%, 04/25/2035	26,218
	Bank of America Corporation
631,114	Series 2005-B, 5.022%, 04/25/2035	419,541
2,500,000	Series 2005-6, 5.179%, 09/10/2047	2,459,190
110,000	Series 2007-5, 5.620%, 02/10/2051	106,949
169,636	BCAP LLC Trust
	Series 2006-RR1, 0.871%, 11/25/2036	152,773
	Bear Stearns Trust
54,895	Series 2004-1, 3.536%, 04/25/2034	48,533
444,837	Series 2004-9, 3.304%, 09/25/2034	339,199
788,347	Series 2005-2, 4.179%, 04/25/2035	510,978
1,757,818	Series 2006-4, 3.753%, 10/25/2036	1,000,601
3,071,899	Series FLT, 5.985%, 09/25/2047	1,709,443
	Chase Mortgage Financial Trust
1,257,513	Series 2007-A1, 3.899%, 02/25/2037	1,162,789
327,841	Series 2007-A1, 4.055%, 02/25/2037	284,417
1,559,917	Series 2007-A1, 4.128%, 02/25/2037	1,466,414
1,594,445	Series 2007-A1, 4.348%, 02/25/2037	1,388,882
1,082,638	Series 2007-A1, 4.590%, 02/25/2037	984,296
	CIT Mortgage Loan Trust
873,875	Pool #2007A1, 1.231%, 10/25/2037 (Acquired 10/05/2007, Cost $873,875) (d)	636,222
550,000	Pool #2007A2, 1.486%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (d)	157,513
1,000,000	Pool #2007A3, 1.921%, 10/25/2037 (Acquired 10/05/2007, Cost $1,000,000) (d)	306,346
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4, 5.725%, 03/15/2049	1,919,365
2,500,000	Citigroup/Deutsche Bank Commercial Mortgage
	Series TR, 5.363%, 01/15/2046	2,394,210
	Countrywide Alternative Loan Trust
1,281,477	Series 2005-27, 2.104%, 08/25/2035	674,017
628,631	Series 2005-36, 4.848%, 08/25/2035	404,934
309,507	Series 2005-38, 2.044%, 09/25/2035	175,415
599,152	Series 2005-51, 0.551%, 11/20/2035	339,125
1,813,101	Series 2005-62, 0.531%, 12/25/2035	929,326
1,208,065	Series 2005-63, 5.299%, 12/25/2035	761,010
2,357,998	Series 2007-16CB, 6.000%, 08/25/2037	1,587,622
1,417,364	Series 2006-OA10, 0.421%, 08/25/2046	706,774
	Countrywide Home Loans, Inc.
135,961	Series 2003-52, 3.438%, 02/19/2034	119,270
49,817	Series 2004-HYB6, 3.611%, 11/20/2034	39,415
323,692	Series 2005-11, 0.531%, 03/25/2035	176,239
778,049	Series 2005-R1, 0.591%, 03/25/2035 (c)	608,371
473,583	Series 2005-11, 3.238%, 04/25/2035	236,190
28,542	First Horizon Mortgage Trust
	Series FLT, 3.007%, 12/25/2034	25,237
2,157,692	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.202%, 10/15/2032	2,205,279
	GMAC Mortgage, LLC
2,042,133	Series FLT, 0.981%, 02/25/2031 (c)	1,237,025
1,290,000	Series 1998-C2, 6.500%, 05/15/2035	1,300,305
623,931	Series 2007-HE3, 7.000%, 09/25/2037	304,877
2,500,000	Series 2002-C1, 6.278%, 11/15/2039	2,628,680
693,263	Granite Master Issuer Plc
	Series 2007-2, 0.323%, 12/17/2054	619,964
800,000	GS Mortgage Securities Corporation
	Series 2005-GG4, 4.680%, 07/10/2039	804,033
918,880	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 0.586%, 01/25/2035 (c)	716,444
	Harborview Mortgage Loan Trust
1,181,947	Series 2005-10, 0.543%, 11/19/2035	622,523
227,283	Series 2005-16, 0.473%, 01/19/2036	124,866
	IMPAC Secured Assets Corp.
871,684	Series 2005-6, 0.481%, 10/25/2035	489,286
1,016,080	Series 2005-2, 0.551%, 03/25/2036	392,056
	IndyMac Mortgage Loan Trust
381,008	Series 2005-AR15, 5.099%, 09/25/2035	279,263
1,769,285	Series 2007-AR15, 5.610%, 08/25/2037	922,559
1,172,125	Series 2007-AR7, 6.152%, 11/25/2037	813,499
584,719	Series 2005-AR16IP, 0.551%, 07/25/2045	306,826
1,500,000	JPMorgan Commercial Mortgage
	Series 2005-LDP2, 4.738%, 07/15/2042	1,436,357
	JPMorgan Mortgage Trust
556,685	Series 2007-A1, 3.728%, 07/25/2035	499,999
566,606	Series 2007-A1, 4.016%, 07/25/2035	506,326
511,373	Series 2007-A1, 4.069%, 07/25/2035	466,941
	Lehman Brothers Trust
1,684,447	Series 2005-5N, 0.531%, 11/25/2035	1,007,913
200,660	Series 2005-7N, 0.501%, 12/25/2035	123,161
2,627,656	Series 2007-16N, 1.081%, 09/25/2047	1,438,535
600,000	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2005-C3, 4.664%, 07/15/2030 (f)	604,827
3,100,000	Master Adjustable Rate Mortgages
	Series 2004-13, 3.096%, 11/21/2034	2,520,223
425,346	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034 (c)	402,957
1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.656%, 05/12/2039	979,121
	MLCC Mortgage Investors, Inc.
628,172	Series 2004-A3, 5.055%, 05/25/2034	597,945
773,141	Series 2005-1, 4.434%, 04/25/2035	659,226
1,100,000	Series 2007-7, 5.747%, 06/12/2050	924,890
2,000,000	Morgan Stanley
	Series 2005-HQ7, 5.207%, 11/14/2042	1,974,971
	Prime Mortgage Trust
1,071,599	Series 2006-DR1, 5.500%, 05/25/2035 (c)	1,027,340
2,088,900	Series 2006-DR1, 5.500%, 05/25/2035 (c)	1,793,554
449,552	Series 2006-DR1, 6.000%, 05/25/2035 (c)	435,202
2,120,555	Series 2006-DR1, 6.000%, 05/25/2035 (c)	1,783,487
	Residential Accredit Loans, Inc.
3,627,088	Series 2007-QH9, 6.501%, 11/25/2037	1,690,069
1,157,077	Series 2005-QO4, 0.511%, 12/25/2045	608,285
1,457,931	Series 2005-QO5, 1.544%, 01/25/2046	781,906
456,621	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032	433,449
1,224,299	Residential Funding Mortgage
	Series FLT, 5.192%, 09/25/2035	1,007,142
	Structured Adjustable Rate Mortgage Loan
86,034	Series FLT, 2.961%, 05/25/2034	75,531
26,117	Series FLT, 3.078%, 09/25/2034	21,413
	Washington Mutual
111,889	Series 2004-AR3, 3.136%, 06/25/2034	103,207
1,700,000	Series 2005-AR4, 4.651%, 04/25/2035	1,342,068
1,034,792	Series 2007-HY4, 5.512%, 09/25/2036	731,354
1,872,809	Series 2007-HY2, 5.565%, 12/25/2036	1,253,448
1,017,181	Series 2005-AR8, 0.521%, 07/25/2045 (e)	743,663
1,075,303	Series 2005-AR13, 0.521%, 10/25/2045	771,864
1,130,026	Series 2005-AR15, 0.511%, 11/25/2045	664,547
1,130,310	Series 2005-AR17, 0.501%, 12/25/2045	767,038
882,617	Series 2005-AR19, 0.501%, 12/25/2045	618,329
	Wells Fargo Company
696,077	Series 2005-AR16, 3.505%, 10/25/2035	649,710
2,921,576	Series 2007-PA6, 6.534%, 12/28/2037	1,884,867
	Total Collateralized Mortgage Obligations (Cost $94,802,500)	71,737,949

	CORPORATE BONDS - 31.16%
	Aerospace & Defense - 0.15%
	Boeing Co.
240,000	6.000%, 03/15/2019	260,903
110,000	4.875%, 02/15/2020	110,517
475,000	International Lease Finance Corp.
	4.950%, 02/01/2011	439,748
		811,168

	Airlines - 0.04%
180,000	United Airlines, Inc.
	9.750%, 01/15/2017	183,600
	Auto Components - 0.05%
250,000	The Goodyear Tire & Rubber Company
	9.000%, 07/01/2015	261,250
	Automobiles - 0.13%
260,000	DaimlerChrysler N.A.
	5.875%, 03/15/2011	271,928
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (f)	344,837
250,000	8.375%, 07/05/2033 (f)	45,023
30,000	8.375%, 07/15/2033 (f)	3,766
		665,554

	Banks - 5.96%
2,400,000	Achmea Hypotheekbank NV
	3.200%, 11/03/2014 (c)	2,398,013
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (b)(c)	259,500
750,000	ANZ Capital Trust
	5.360%, 12/15/2053 (c)	663,747
2,800,000	ANZ National Bank Ltd.
	3.250%, 04/02/2012 (c)	2,885,739
30,000	BAC Capital Trust
	5.630%, 12/31/2099 (Callable at $100.00 on 03/15/2012)	20,925
	Barclays Bank Plc
340,000	5.200%, 07/10/2014	360,765
160,000	6.050%, 12/04/2017 (c)	163,087
980,000	Credit Agricole SA
	8.375%, 10/13/2019 (b)(c)	1,042,094
	Glitnir Bank
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (d)(f)	30,499
760,000	6.693%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848)(d)(f)	751
	ICICI Bank Ltd.
254,000	6.375%, 04/30/2022 (c)	228,663
140,000	6.375%, 04/30/2022	125,857
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (d)(f)	9,906
1,990,000	7.625%, 02/28/2015 (Acquired 02/25/2008, Cost $1,708,395) (d)(f)	171,316
250,000	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	501
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (d)(f)	7,555
1,500,000	Macquarie Bank Ltd.
	3.300%, 07/17/2014 (c)	1,505,136
430,000	Nordea Bank AB
	3.700%, 11/13/2014 (c)	429,644
650,000	PNC Bank N.A.
	6.875%, 04/01/2018	691,012
470,000	Rabobank Nederland
	11.000%, 06/30/2019 (c)(e)	574,641
	Resona Bank
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (d)	458,787
450,000	4.125%, 12/31/2049 (Acquired 10/05/2005, Cost $536,375) (d)	567,685
735,000	Resona Preferred Global Securities
	7.191%, 12/29/2049 (Callable at $100.00 on 07/30/2049) (c)	601,809
	Royal Bank of Scotland Group PLC
3,000,000	1.500%, 03/30/2012 (Acquired 11/20/2009, Cost $2,998,500) (d)	2,950,396
3,100,000	2.625%, 05/11/2012 (c)	3,146,168
140,000	5.000%, 11/12/2013	125,839
625,000	4.875%, 08/25/2014 (c)	634,206
50,000	5.000%, 10/01/2014	44,233
530,000	6.400%, 10/21/2019 (b)	529,250
200,000	7.640%, 03/31/2049 (Callable at $100.00 on 09/29/2017)	108,129
990,000	9.118%, 03/31/2049 (Callable at $100.00 on 03/31/2010)	905,898
140,000	Russian Agriculture Bank
	6.299%, 05/15/2017 (c)	141,680
560,000	Santander Issuances SA
	5.805%, 06/20/2016 (Callable at $100.00 on 06/20/2011) (c)	520,975
600,000	Shinsei Finance Cayman Ltd.
	6.418%, 07/20/2048 (Callable at $100.00 on 07/20/2048) (c)	349,885
300,000	Sovereign Bank
	1.991%, 08/01/2013	293,720
280,000	Suntrust Capital
	6.100%, 12/01/2066	195,544
300,000	U.S. Bank, N.A.
	4.375%, 02/28/2017	417,162
	U.S. Central Federal Credit
1,200,000	1.250%, 10/19/2011 (b)	1,200,200
800,000	1.900%, 10/19/2012	799,914
	Wells Fargo Company
840,000	9.750%, 09/26/2013 (b)(e)	903,000
1,250,000	5.625%, 12/11/2017	1,302,271
400,000	7.700%, 12/29/2049 (e)	390,000
440,000	5.950%, 12/01/2086	385,000
1,900,000	Westpac Banking Corp.
	1.900%, 12/14/2012 (Acquired 12/07/2009, Cost $1,899,012) (d)	1,885,995
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)	621,000
575,000	6.450%, 12/15/2065 (Callable at $100.00 on 06/15/2016) (c)	517,500
		31,565,597

	Beverages - 0.72%
	Anheuser-Busch InBev NV
675,000	7.200%, 01/15/2014 (c)	766,236
875,000	4.125%, 01/15/2015 (c)	889,436
450,000	5.375%, 01/15/2020 (c)	460,003
960,000	Diageo Plc
	7.375%, 01/15/2014 (b)	1,111,523
470,000	PepsiCo, Inc.
	7.900%, 11/01/2018 (b)	577,765
		3,804,963

	Business Services - 0.01%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	46,805
10,000	Lamar Media Corp.
	6.625%, 08/15/2015	9,650
		56,455

	Capital Markets - 1.99%
	Bear Stearns Companies, Inc.
740,000	6.400%, 10/02/2017 (b)	807,901
2,705,000	7.250%, 02/01/2018	3,109,784
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	203,627
80,000	5.450%, 11/01/2012	86,071
50,000	5.793%, 12/31/2099 (e)	39,000
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012 (f)	19,998
1,820,000	6.750%, 12/28/2017 (f)	9
370,000	3.019%, 08/19/2065 (e)(f)	2
270,000	5.857%, 12/29/2099 (f)	2
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	816,087
550,000	6.400%, 08/28/2017	579,683
1,200,000	6.875%, 04/25/2018	1,294,985
	Morgan Stanley
340,000	5.625%, 01/09/2012	358,980
500,000	5.750%, 08/31/2012	536,619
230,000	0.734%, 10/18/2016 (e)	213,400
600,000	5.950%, 12/28/2017	619,843
1,250,000	6.625%, 04/01/2018	1,353,620
150,000	5.625%, 09/23/2019	151,377
430,000	Wachovia Capital Trust
	5.800%, 03/15/2042	333,250
		10,524,238

	Chemicals - 0.24%
	Dow Chemical Co.
800,000	7.600%, 05/15/2014	911,170
300,000	5.900%, 02/15/2015	322,729
40,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	38,450
		1,272,349

	Commercial Services & Supplies - 0.14%
375,000	Allied Waste North America, Inc.
	7.125%, 05/15/2016	399,886
325,000	Waste Management Inc.
	6.375%, 11/15/2012	357,772
		757,658

	Communications - 0.85%
295,000	British Telecommunications Plc
	9.125%, 12/15/2010	316,113
110,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	104,500
40,000	News America Marketing, Inc.
	6.650%, 11/15/2037	42,390
110,000	Rogers Cable, Inc.
	6.750%, 03/15/2015 (b)	124,498
	Sprint Capital Corp.
830,000	8.375%, 03/15/2012	863,200
40,000	8.750%, 03/15/2032	37,900
	Telecom Italia Capital
1,275,000	7.200%, 07/18/2036	1,391,223
450,000	6.200%, 07/18/2011	476,484
200,000	4.950%, 09/30/2014 (b)	207,513
190,000	5.250%, 10/01/2015 (b)	198,900
430,000	6.999%, 06/04/2018	473,886
50,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012	56,395
200,000	VIP Finance Vipelcom
	9.125%, 04/30/2018	215,200
		4,508,202

	Diversified Consumer Services - 0.37%
1,800,000	Leaseplan Corp. NV
	3.000%, 05/07/2012 (c)	1,844,093
	Service Corporation International
10,000	7.625%, 10/01/2018	9,950
130,000	7.500%, 04/01/2027	116,350
		126,300

	Diversified Financial Services - 5.60%
280,000	AGFC Capital Trust
	6.000%, 01/15/2067 (Callable at $100.00 on 01/15/2017) (c)	100,800
	American Express Co.
840,000	8.125%, 05/20/2019	997,143
440,000	6.800%, 09/01/2066 (b)(e)	398,200
	American Express Credit Corp.
60,000	5.875%, 05/02/2013	64,438
10,000	5.125%, 08/25/2014	10,548
210,000	American General Finance
	6.900%, 12/15/2017	146,014
	Bank of America Corporation
325,000	5.750%, 12/01/2017	333,332
550,000	8.000%, 01/30/2018	530,276
200,000	7.625%, 06/01/2019	231,769
40,000	8.125%, 12/29/2049	38,560
160,000	Boeing Capital Corp.
	4.700%, 10/27/2019	156,397
690,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	769,545
3,100,000	Citigroup Funding, Inc.
	1.875%, 10/22/2012	3,090,381
	Citigroup, Inc.
575,000	6.375%, 08/12/2014	602,569
2,145,000	5.000%, 09/15/2014	2,069,959
575,000	5.850%, 07/02/2013	597,965
1,030,000	6.500%, 08/19/2013	1,098,033
950,000	6.875%, 03/05/2038 (b)	951,055
350,000	Deutsche Telekom International Finance B.V.
	5.750%, 03/23/2016	372,135
550,000	Discover Bank
	8.700%, 11/18/2019	590,230
	Ford Motor Credit Company LLC
190,000	7.500%, 08/01/2012	191,717
540,000	12.000%, 05/15/2015 (b)	626,832
	GE Capital Corp.
650,000	0.514%, 09/15/2014 (e)	613,950
1,160,000	6.375%, 11/15/2067 (e)	1,013,550
1,700,000	General Motors Acceptance Corporation
	6.875%, 09/15/2011 (b)	1,682,774
	GMAC Mortgage, LLC
176,000	7.750%, 01/19/2010 (c)	179,894
956,000	6.625%, 05/15/2012 (b)(c)	946,440
4,270,000	1.750%, 10/30/2012	4,245,106
245,000	7.500%, 12/31/2013 (c)	238,875
129,000	8.000%, 12/31/2018 (c)	114,810
	JPMorgan Chase & Co.
500,000	6.125%, 06/27/2017	529,280
575,000	6.000%, 01/15/2018	619,111
500,000	7.000%, 11/01/2039	505,838
750,000	Qwest Capital Funding, Inc.
	7.250%, 02/15/2011	765,000
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,611,225
260,000	1.437%, 04/01/2014	194,269
1,140,000	5.375%, 05/15/2014 (b)	1,052,494
120,000	5.050%, 11/14/2014	108,351
20,000	5.000%, 04/15/2015	17,442
100,000	5.625%, 08/01/2033	75,610
1,214,000	UBS AG
	6.000%, 12/31/2017 (credit linked to a Republic of Brazil Treasury Security and
	IPCA Index Units) (Acquired 11/05/2007, Cost $327,072) (d)(j)	476,474
675,000	Westfield Capital Corp.
	4.375%, 11/15/2010 (c)	693,710
		29,652,101

	Diversified Telecommunications - 1.02%
	AT&T, Inc.
310,000	5.500%, 02/01/2018	323,985
40,000	5.800%, 02/15/2019	42,714
320,000	6.550%, 02/15/2039	338,297
30,000	BellSouth Corp.
	4.750%, 11/15/2012	32,056
35,000	Citizens Communications Co.
	7.125%, 03/15/2019	33,250
195,000	Cricket Communications, Inc.
	7.750%, 05/15/2016	195,487
	Intelsat Ltd.
30,000	9.500%, 06/15/2016	32,250
75,000	8.500%, 11/01/2019 (c)	77,625
100,000	Intelsat Corp.
	9.250%, 08/15/2014	103,250
520,000	KPN Mobile NV
	8.375%, 10/01/2030	653,329
70,000	Rogers Communications Inc.
	6.800%, 08/15/2018	78,524
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	441,482
875,000	Telefonica Emisiones SAU
	6.421%, 06/20/2016	972,486
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	83,622
470,000	8.950%, 03/01/2039	637,931
740,000	Verizon New York, Inc.
	6.875%, 04/01/2012	805,552
515,000	Windstream Corp.
	8.625%, 08/01/2016	526,588
		5,378,428

	Electric Utilities - 2.05%
	AES Corp.
47,000	7.750%, 03/01/2014 (b)	47,940
190,000	7.750%, 10/15/2015	193,800
1,060,000	8.000%, 10/15/2017 (b)	1,093,125
860,000	8.000%, 06/01/2020	879,350
675,000	Arizona Pubic Service Co.
	8.750%, 03/01/2019	787,693
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	454,297
250,000	6.950%, 07/15/2018	272,308
	Energy Future Holdings Corp.
10,000	10.875%, 11/01/2017	8,225
3,865,184	11.250%, 11/01/2017	2,753,944
270,000	6.500%, 11/15/2024	128,173
575,000	6.550%, 11/15/2034	269,457
75,000	Exelon Corp.
	5.625%, 06/15/2035	68,039
	Firstenergy Corp.
9,000	6.450%, 11/15/2011	9,655
1,640,000	7.375%, 11/15/2031	1,782,591
375,000	Nevada Power Co.
	5.875%, 01/15/2015	402,869
	Pacific Gas & Electric Co.
470,000	5.625%, 11/30/2017	502,613
170,000	6.050%, 03/01/2034	178,058
290,000	5.800%, 03/01/2037	294,924
	Progress Energy, Inc.
225,000	7.050%, 03/15/2019	252,151
400,000	7.750%, 03/01/2031	471,621
		10,850,833

	Electrical Equipment - 0.22%
100,000	L-3 Communications Holdings, Inc.
	6.375%, 10/15/2015	100,875
	Tyco International Group
130,000	6.750%, 02/15/2011	136,479
455,000	6.375%, 10/15/2011	488,103
395,000	Tyco International Ltd.
	6.875%, 01/15/2021	444,044
		1,169,501

	Electronic Equipment & Instruments - 0.17%
850,000	Agilent Technologies, Inc.
	5.500%, 09/14/2015	892,059
10,000	Freescale Semiconductor, Inc.
	8.875%, 12/15/2014	9,225
		901,284

	Energy Equipment & Services - 0.23%
620,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	741,322
190,000	Complete Production Services
	8.000%, 12/15/2016	188,338
	Geophysique
155,000	7.500%, 05/15/2015	154,612
90,000	7.750%, 05/15/2017	89,775
50,000	Pride International, Inc.
	7.375%, 07/15/2014	51,875
		1,225,922

	Food & Staples Retailing - 0.25%
	CVS Caremark Corporation
500,000	6.600%, 03/15/2019	548,098
768,625	6.943%, 01/10/2030	774,755
		1,322,853

	Food Products - 0.07%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	369,375
	Health Care Equipment & Supplies - 0.12%
	Boston Scientific Corp.
375,000	4.500%, 01/15/2015	376,184
150,000	6.000%, 01/15/2020	153,554
125,000	7.000%, 11/15/2035	123,281
		653,019

	Health Care Providers & Services - 0.60%
180,000	Community Health Systems, Inc.
	8.875%, 07/15/2015 (b)	186,750
	Davita, Inc.
205,000	6.625%, 03/15/2013	206,538
10,000	7.250%, 03/15/2015	10,075
250,000	FMC Finance III SA
	6.875%, 07/15/2017	249,375
	HCA, Inc.
234,000	6.250%, 02/15/2013	228,735
460,000	6.750%, 07/15/2013	455,400
13,000	6.300%, 10/01/2012	13,065
40,000	9.125%, 11/15/2014	42,300
340,000	9.250%, 11/15/2016	365,925
72,579	9.625%, 11/15/2016	78,748
500,000	7.875%, 02/15/2020 (c)	521,875
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	579,940
160,000	Unitedhealth Group, Inc.
	6.000%, 02/15/2018	165,536
50,000	WellPoint, Inc.
	5.875%, 06/15/2017	51,590
		3,155,852

	Hotels, Restaurants & Leisure - 0.08%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014 (b)	58,906
160,000	7.125%, 02/01/2016 (b)	140,000
60,000	Inn Of The Mountain Gods Resort Resort & Casino
	12.00%, 11/15/2010 (Callable at $100.00 on 11/15/2009) (Acquired 03/01/2005 an 05/18/2005, Cost $61,343) (f)(n)	20,665
	MGM Mirage, Inc.
20,000	8.500%, 09/15/2010	20,000
20,000	10.375%, 05/15/2014 (c)	21,800
20,000	6.625%, 07/15/2015	15,650
30,000	7.625%, 01/15/2017	23,475
50,000	11.125%, 11/15/2017 (c)	55,625
20,000	River Rock Entertainment
	9.750%, 11/01/2011	18,950
	Station Casinos, Inc.
25,000	6.875%, 03/01/2016 (Callable at $101.72 on 03/10/2010) (Acquired 12/13/2006, Cost $25,577) (f)(n)	564
190,000	7.750%, 08/15/2016 (Callable at $102.91 on 08/15/2011) (Acquired 05/02/2007, Cost $193,093) (f)(n)	45,846
		421,481

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	216,796
250,000	8.600%, 05/01/2014	283,324
		500,120

	Industrials - 0.14%
340,000	Reed Elsevier Capital
	8.625%, 01/15/2019	414,378
310,000	Roche Holding Inc.
	6.000%, 03/01/2019 (c)	341,251
		755,629

	Insurance - 1.16%
	American International Group, Inc.
130,000	5.850%, 01/16/2018	106,830
390,000	8.250%, 08/15/2018	366,699
150,000	6.250%, 03/15/2087	83,250
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	399,220
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (c)	73,671
200,000	AXA Group
	6.463%, 12/31/2049 (Callable at $100.00 on 12/14/2018) (c)	157,000
375,000	Catlin Insurance Co. Ltd.
	7.249%, 12/31/2049 (Callable at $100.00 on 01/19/2017) (c)	277,500
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	839,279
300,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	313,510
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	1,068,000
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006 through 03/06/2007, Cost $513,052) (d)	246,635
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023 (Acquired 08/23/2004, Cost $441,198) (d)(e)	391,386
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	253,884
390,000	Teachers Insurance & Annuity Association
	6.850%, 12/16/2039 (c)	404,462
375,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	382,890
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	766,306
		6,130,522

	IT Services - 0.12%
575,000	Fiserv, Inc.
	6.125%, 11/20/2012	626,515
	Machinery - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 (Callable at $102.06 on 04/01/2009) (c)	20,050
	Media - 1.22%
950,000	British Sky Broadcasting Group
	6.100%, 02/15/2018 (c)	1,007,983
	Comcast Cable Communications Holdings, Inc.
320,000	8.875%, 05/01/2017	383,931
500,000	9.455%, 11/15/2022	644,374
	Comcast Corp.
220,000	6.500%, 01/15/2015	246,745
50,000	6.500%, 01/15/2017	55,432
20,000	5.875%, 02/15/2018	21,266
650,000	Comcast Holdings Corp.
	10.625%, 07/15/2012	767,383
	CSC Holdings, Inc.
125,000	7.625%, 04/01/2011	129,687
30,000	8.625%, 02/15/2019 (b)(c)	32,437
95,000	Dish DBS Corp.
	7.875%, 09/01/2019	100,106
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014	40,450
125,000	7.750%, 05/31/2015	131,563
500,000	7.125%, 02/01/2016	513,125
285,000	The Reynolds Group, Inc.
	7.750%, 10/15/2016 (c)	292,838
70,000	Sun Media Corp.
	7.625%, 02/15/2013	64,138
	Time Warner Cable, Inc.
540,000	5.850%, 05/01/2017 (b)	568,208
150,000	8.750%, 02/14/2019	183,116
210,000	6.750%, 06/15/2039 (b)	220,654
310,000	6.875%, 05/01/2012	339,554
530,000	8.250%, 04/01/2019	632,338
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (Callable at $105.25 on 01/15/2011) (c)	86,513
		6,461,841

	Metals & Mining - 0.75%
570,000	Alcoa, Inc.
	6.000%, 07/15/2013 (b)	600,933
650,000	ArcelorMittal SA
	6.125%, 06/01/2018	671,791
200,000	Barrick Gold Corp.
	6.950%, 04/01/2019	225,580
640,000	BHP Billiton Ltd.
	6.500%, 04/01/2019	735,419
100,000	Codelco
	4.750%, 10/15/2014 (c)	107,299
	Freeport-McMoRan Copper & Gold Inc.
10,000	8.250%, 04/01/2015	10,912
270,000	8.375%, 04/01/2017	296,055
670,000	Rio Tinto Ltd.
	6.500%, 07/15/2018	737,199
	Steel Dynamics, Inc.
5,000	7.375%, 11/01/2012	5,175
150,000	6.750%, 04/01/2015 (b)	149,437
	Teck Resources Ltd
25,000	9.750%, 05/15/2014	28,969
20,000	10.250%, 05/15/2016	23,400
40,000	10.750%, 05/15/2019	48,000
300,000	Vedanta Resources Plc
	8.750%, 01/15/2014 (c)	308,250
		3,948,419

	Mining - 0.12%
	Anglo American Capital Plc
144,000	9.375%, 04/08/2014 (Acquired 12/03/2009, Cost $172,512) (d)	172,946
350,000	9.375%, 04/08/2019 (b)(c)	445,304
		618,250

	Multi-Utilities - 0.44%
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	51,588
475,000	7.875%, 04/01/2013	535,414
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	82,366
300,000	5.700%, 09/17/2012	324,387
550,000	8.875%, 01/15/2019	686,536
25,000	Duke Energy Corp.
	5.625%, 11/30/2012	27,311
	Edison Mission Energy
90,000	7.750%, 06/15/2016	76,950
70,000	7.000%, 05/15/2017	55,650
220,000	7.200%, 05/15/2019	167,750
80,000	7.625%, 05/15/2027	54,600
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	228,375
30,000	7.375%, 02/01/2016	30,113
20,000	7.375%, 01/15/2017	20,100
		2,341,140

	Oil & Gas - 4.51%
	Amerada Hess Corp.
160,000	7.875%, 10/01/2029	192,416
630,000	7.300%, 08/15/2031	717,980
490,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	513,401
480,000	Apache Corp.
	6.000%, 09/15/2013	531,573
700,000	Boardwalk Pipelines LP
	5.875%, 11/15/2016	715,830
	BP Capital PLC
680,000	5.250%, 11/07/2013	741,323
210,000	3.875%, 03/10/2015	216,009
25,000	Canadian Natural Resources Ltd.
	5.150%, 02/01/2013	26,626
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	59,100
80,000	6.250%, 01/15/2018	77,200
155,000	7.250%, 12/15/2018	156,937
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	76,190
	ConocoPhillips
350,000	6.000%, 01/15/2020	388,547
780,000	6.500%, 02/01/2039	868,661
386,100	Dolphin Energy Ltd.
	5.888%, 06/15/2019 (c)	390,662
275,000	Dynegy, Inc.
	7.750%, 06/01/2019 (b)	239,937
	El Paso Corp.
275,000	7.000%, 06/15/2017	274,118
217,000	7.800%, 08/01/2031	205,376
355,000	7.750%, 01/15/2032	337,468
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	440,781
59,000	8.375%, 06/15/2032	70,362
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (c)	1,102,272
1,150,000	Energy Transfer Partners LP
	5.950%, 02/01/2015	1,219,876
	Enterprise Products Operating LP
975,000	6.650%, 04/15/2018	1,057,736
375,000	8.375%, 08/01/2066 (e)	366,078
450,000	7.034%, 01/15/2068 (e)	413,489
400,000	Hess Corp.
	8.125%, 02/15/2019	483,190
1,085,000	Kerr Mcgee Corp.
	7.875%, 09/15/2031	1,269,008
	Kinder Morgan Energy Partners
360,000	6.750%, 03/15/2011	380,823
110,000	5.850%, 09/15/2012	118,453
260,000	6.000%, 02/01/2017	273,370
260,000	6.950%, 01/15/2038	277,982
410,000	Noble Energy, Inc.
	8.250%, 03/01/2019	491,335
790,000	Occidental Petroleum Corp.
	7.000%, 11/01/2013	908,469
	Oneok Partners LP
425,000	6.650%, 10/01/2036	434,832
525,000	6.850%, 10/15/2037	550,784
	OPTI Canada, Inc.
160,000	7.875%, 12/15/2014	132,000
130,000	8.250%, 12/15/2014	107,737
50,000	Peabody Energy Corp.
	5.875%, 04/15/2016	49,000
781,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	744,606
	Petrobras International Finance Co.
200,000	6.125%, 10/06/2016	215,500
142,000	5.750%, 01/20/2020 (b)	145,165
980,000	Petroleos Mexicanos
	8.000%, 05/03/2019	1,139,250
	Sandridge Energy, Inc.
200,000	9.875%, 05/15/2016 (c)	211,500
5,000	8.750%, 01/15/2020 (c)	5,025
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032	51,974
140,000	Suburban Propane Partners LP
	6.875%, 12/15/2013	140,700
425,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	456,792
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	267,727
140,000	7.625%, 04/01/2037	157,922
	Williams Companies, Inc.
360,000	7.875%, 09/01/2021	413,741
770,000	7.500%, 01/15/2031 (b)	832,891
590,000	7.750%, 06/15/2031	648,765
450,000	8.750%, 03/15/2032	539,949
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	892,499
30,000	5.650%, 04/01/2016	32,831
70,000	6.750%, 08/01/2037	82,733
		23,856,501

	Paper & Forest Products - 0.04%
175,000	International Paper Co.
	7.950%, 06/15/2018	202,165
	Pharmaceuticals - 0.38%
820,000	Abbott Laboratories
	5.125%, 04/01/2019	859,273
550,000	Pfizer, Inc.
	6.200%, 03/15/2019 (b)	612,479
520,000	Wyeth
	5.950%, 04/01/2037	544,105
		2,015,857

	Pipelines - 0.10%
550,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067	516,785
	Real Estate - 0.34%
29,000	Forest City Enterprises, Inc.
	6.500%, 02/01/2017	22,185
450,000	Prologis
	1.875%, 11/15/2037	400,500
550,000	Realogy Corp.
	10.500%, 04/15/2014	478,500
600,000	Simon Property Group LP
	10.350%, 04/01/2019	754,831
	Ventas Realty LP
90,000	9.000%, 05/01/2012	94,500
70,000	6.750%, 04/01/2017	68,075
		1,818,591

	Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	39,900
	Road & Rail - 0.14%
165,000	Kansas City Southern de Mexico, S.A. de C.V.
	12.500%, 04/01/2016	190,575
270,000	Railamerica, Inc.
	9.250%, 07/01/2017	288,562
10,000	TFM S.A. de C.V.
	9.375%, 05/01/2012	10,425
230,000	Union Pacific Corp.
	5.375%, 05/01/2014	245,094
		734,656

	Special Purpose Entity - 0.24%
375,000	Hellas Telecom V
	4.684%, 10/15/2012	446,192
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e)	148,400
330,000	MUFG Capital Finance 1 Ltd.
	6.346%, 07/29/2049 (Callable at $100.00 on 07/25/2016)	300,738
	TNK-BP
100,000	7.500%, 07/18/2016	103,875
290,000	7.500%, 07/18/2016 (c)	298,700
		1,297,905

	Tobacco - 0.06%
	Reynolds American, Inc.
70,000	7.250%, 06/01/2012	76,995
230,000	6.750%, 06/15/2017 (b)	238,536
		315,531

	Transportation - 0.10%
86,000	Teekay Shipping Corp.
	8.875%, 07/15/2011	89,547
446,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	446,741
		536,288

	Utilities - 0.04%
225,000	Calpine Construction Finance Co. LP
	8.000%, 06/01/2016 (c)	232,875
	Wireless Telecommunication Services - 0.10%
200,000	America Movil, S.A.B. de C.V.
	5.625%, 11/15/2017	208,068
240,000	Rogers Wireless Communications, Inc.
	6.375%, 03/01/2014	265,971
40,000	Verizon Wireless Cap LLC
	8.500%, 11/15/2018	49,696
		523,735
	Total Corporate Bonds (Cost $171,760,717)	164,975,351

	FOREIGN GOVERNMENT NOTE/BONDS - 3.24%
	United Mexican States
14,000	5.625%, 01/15/2017	14,665
156,000	6.750%, 09/27/2034	165,360
500,000	Province of Ontario
	4.100%, 06/16/2014	522,337
570,000	Republic of Peru
	7.125%, 03/30/2019	658,350
4,000,000	Bundesrepublik Deutschland
	4.250%, 07/04/2039	5,869,862
620,000	Republic of Argentina
	7.000%, 10/03/2015	532,580
75,200	Russia Foreign Bond
	7.500%, 03/31/2030	85,634
	Societe de Financement de l'Economie Francaise's
3,800,000	3.375%, 05/05/2014 (c)	3,877,832
3,700,000	2.875%, 09/22/2014 (c)	3,675,221
	State Of Qatar
140,000	5.150%, 04/09/2014	147,336
1,600,000	5.250%, 01/20/2020 (c)	1,620,000
	Total Foreign Government Notes/Bonds (Cost $17,036,964)	17,169,177

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 32.04%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	1,063,387
1,157,288	Series 2329, 6.500%, 06/15/2031	1,255,639
652,552	Series 2338, 6.500%, 07/15/2031	702,189
2,824,047	Pool #1G-0058, 4.400%, 01/01/2035	2,903,006
1,281,944	Pool #1H-2524, 3.903%, 08/01/2035	1,326,264
53,758	Series 3013, 0.000%, 08/15/2035 (Acquired 05/01/2007, Cost $ 54,765) (d)(l)	48,985
1,982,789	Pool #1Q-0160, 5.058%, 09/01/2035	2,069,096
1,330	Pool #A4-3129, 5.500%, 02/01/2036	1,396
36,056	Series 3167, 0.000%, 06/15/2036 (Acquired 04/13/2007, Cost $33,450) (d)(l)	30,286
29,938	Pool #A5-8128, 5.500%, 03/01/2037	31,400
11,009	Pool #A5-8972, 5.500%, 04/01/2037	11,555
18,136	Pool #A5-9129, 5.500%, 04/01/2037	19,022
21,088	Pool #A5-9433, 5.500%, 04/01/2037	22,118
72,805	Pool #G0-3074, 5.500%, 04/01/2037	76,362
847,715	Pool #1N-1582, 5.904%, 05/01/2037	902,562
13,942	Pool #A6-1954, 5.500%, 06/01/2037	14,634
458,760	Pool #G0-3508, 6.000%, 07/01/2037	487,361
2,196,884	Pool #1G-2201, 6.083%, 09/01/2037	2,342,048
110,375	Pool #A6-9805, 5.500%, 12/01/2037	115,768
21,939	Pool #G0-3640, 5.500%, 12/01/2037	23,010
252,836	Pool #G0-3952, 5.500%, 02/01/2038	265,188
87,799	Pool #A7-6568, 5.500%, 04/01/2038	92,084
204,602	Pool #G0-4183, 5.500%, 04/01/2038	214,586
87,154	Pool #A7-7048, 5.500%, 05/01/2038	91,407
60,552	Pool #A7-7373, 5.500%, 05/01/2038	63,507
22,556	Pool #A7-7799, 5.500%, 05/01/2038	23,656
1,647,842	Pool #G0-4346, 6.000%, 05/01/2038	1,749,194
7,979	Pool #A7-7697, 5.500%, 06/01/2038	8,368
12,178	Pool #A7-8132, 5.500%, 06/01/2038	12,773
93,361	Pool #A7-8469, 5.500%, 06/01/2038	97,917
213,463	Pool #A7-8470, 5.500%, 06/01/2038	223,880
205,660	Pool #A7-8471, 5.500%, 06/01/2038	215,695
162,470	Pool #A7-8472, 5.500%, 06/01/2038	170,398
153,460	Pool #A7-8488, 5.500%, 06/01/2038	160,948
238,884	Pool #A7-8489, 5.500%, 06/01/2038	250,541
66,236	Pool #A7-8490, 5.500%, 06/01/2038	69,468
23,093	Pool #A7-8491, 5.500%, 06/01/2038	24,220
58,593	Pool #A8-1756, 6.000%, 09/01/2038	62,196
23,492	Pool #G0-4711, 6.000%, 09/01/2038	24,937
74,974	Pool #A8-2463, 5.500%, 10/01/2038	78,633
13,060	Pool #A8-5613, 5.500%, 04/01/2039	13,696
10,271	Pool #A8-5766, 5.500%, 04/01/2039	10,771
34,996	Pool #A8-6141, 5.000%, 05/01/2039	35,927
578,173	Pool #A8-6245, 5.000%, 05/01/2039	593,561
962,149	Pool #A8-6862, 5.000%, 06/01/2039	987,756
676,421	Pool #A8-7059, 5.000%, 06/01/2039	694,424
1,258,447	Pool #A8-7062, 5.000%, 06/01/2039	1,291,940
293,206	Pool #A8-7438, 5.000%, 07/01/2039	301,010
295,794	Pool #A8-7443, 5.000%, 07/01/2039	303,667
229,364	Pool #G0-5529, 5.000%, 07/01/2039	235,492
34,133	Pool #A8-7625, 5.000%, 08/01/2039	35,042
29,082	Pool #A8-7706, 5.000%, 08/01/2039	29,856
29,922	Pool #A8-8050, 5.000%, 08/01/2039	30,719
33,258	Pool #A8-8118, 5.000%, 08/01/2039	34,143
988,003	Pool #C0-3404, 4.500%, 09/01/2039	986,871
1,583,333	Pool #C03425, 5.000%, 10/01/2039	1,625,631
	FHLMC Gold
18,332	Pool #B1-2301, 4.000%, 02/01/2014	18,806
33,707	Pool #B1-2730, 4.000%, 03/01/2014	34,578
35,292	Pool #B1-2772, 4.000%, 03/01/2014	36,207
26,413	Pool #B1-2818, 4.000%, 03/01/2014	27,096
31,721	Pool #B1-2819, 4.000%, 03/01/2014	32,538
29,288	Pool #B1-2883, 4.000%, 03/01/2014	30,043
21,441	Pool #B1-2910, 4.000%, 03/01/2014	21,993
24,749	Pool #B1-2911, 4.000%, 03/01/2014	25,389
111,076	Pool #B1-3066, 4.000%, 03/01/2014	113,949
15,206	Pool #B1-3343, 4.000%, 04/01/2014	15,602
20,378	Pool #B1-3344, 4.000%, 04/01/2014	20,907
25,311	Pool #B1-3360, 4.000%, 04/01/2014	25,968
48,668	Pool #E9-6247, 4.500%, 05/01/2018	50,772
49,827	Pool #E9-6248, 4.500%, 05/01/2018	51,982
58,397	Pool #E9-7034, 4.500%, 06/01/2018	60,831
22,732	Pool #E9-9763, 4.500%, 09/01/2018	23,680
22,395	Pool #E9-9764, 4.500%, 09/01/2018	23,328
16,104	Pool #E9-9765, 4.500%, 09/01/2018	16,776
47,999	Pool #E9-9769, 4.500%, 09/01/2018	50,000
32,324	Pool #E9-9770, 4.500%, 09/01/2018	33,671
53,909	Pool #B1-0170, 4.500%, 10/01/2018	56,156
67,404	Pool #B1-0207, 4.500%, 10/01/2018	70,213
62,998	Pool #E0-1481, 4.500%, 10/01/2018	65,590
323,487	Pool #B1-0178, 5.000%, 10/01/2018	340,965
522,541	Pool #E0-1538, 5.000%, 12/01/2018	550,774
73,069	Pool #B1-1801, 4.500%, 01/01/2019	76,115
67,073	Pool #G1-1526, 4.500%, 03/01/2019	69,869
868,755	Pool #G1-1719, 5.000%, 06/01/2020	914,607
853,448	Pool #G1-1733, 5.000%, 07/01/2020	897,426
593,991	Pool #D9-6291, 4.500%, 09/01/2023	606,134
815,548	Pool #78-0447, 2.957%, 04/01/2033	837,537
2,701,760	Pool #G0-8085, 5.000%, 10/01/2035	2,776,199
312,653	Pool #1N-1447, 5.692%, 02/01/2037	330,857
725,871	Pool #1N-1463, 5.883%, 05/01/2037	771,200
	FNMA
56,168	Pool #357273, 5.000%, 09/01/2017	59,203
6,626	Pool #254684, 5.000%, 03/01/2018	6,982
7,874	Pool #555361, 4.500%, 04/01/2018	8,210
6,195	Pool #656564, 5.000%, 04/01/2018	6,527
85,594	Pool #695826, 5.000%, 04/01/2018	90,192
9,880	Pool #357378, 4.500%, 05/01/2018	10,301
7,181	Pool #685505, 5.000%, 05/01/2018	7,567
6,035	Pool #685506, 5.000%, 05/01/2018	6,360
8,512	Pool #705709, 5.000%, 05/01/2018	8,970
9,960	Pool #555549, 5.000%, 06/01/2018	10,495
19,664	Pool #357413, 5.000%, 07/01/2018	20,720
2,785,498	Pool #734788, 4.000%, 09/01/2018	2,857,180
42,637	Pool #713830, 4.500%, 10/01/2018	44,454
96,583	Pool #734743, 4.500%, 10/01/2018	100,698
45,879	Pool #740468, 4.500%, 10/01/2018	47,834
31,059	Pool #743133, 5.000%, 10/01/2018	32,728
41,857	Pool #769278, 4.500%, 11/01/2018	43,640
70,398	Pool #752853, 4.500%, 12/01/2018	73,398
44,042	Pool #254987, 5.000%, 12/01/2018	46,408
9,560	Pool #357478, 5.000%, 12/01/2018	10,073
4,000,000	Pool #3819, 4.000%, 01/01/2019	4,024,376
19,087	Pool #776276, 5.000%, 04/01/2019	20,112
538,010	Pool #745387, 5.000%, 04/01/2019	566,910
16,194	Pool #775653, 4.500%, 05/01/2019	16,843
91,423	Pool #775688, 4.500%, 05/01/2019	95,091
48,769	Pool #777358, 4.500%, 05/01/2019	50,726
78,296	Pool #735985, 5.000%, 06/01/2019	82,502
48,977	Pool #788275, 5.000%, 07/01/2019	51,547
25,516	Pool #790397, 5.000%, 08/01/2019	26,854
11,187	Pool #761496, 5.000%, 09/01/2019	11,774
893,139	Pool #735439, 6.000%, 09/01/2019	957,308
22,428	Pool #930637, 4.500%, 10/01/2019	23,384
164,523	Pool #811034, 5.000%, 10/01/2019	173,360
1,114,104	Pool #745238, 6.000%, 12/01/2020	1,194,149
408,116	Pool #888104, 5.000%, 05/01/2021	429,529
2,986,237	Pool #981272, 4.500%, 04/01/2023	3,070,868
1,477,104	Pool #889428, 5.000%, 05/01/2023	1,549,525
1,126,565	Pool #981644, 4.500%, 06/01/2023	1,161,546
557,328	Pool #966689, 5.000%, 06/01/2023	583,142
5,000,000	Pool #TBA, 5.500%, 01/01/2024 (g)	5,288,280
704,955	Pool #544859, 3.012%, 08/01/2029	717,125
798,642	Pool #786848, 7.000%, 10/01/2031	885,776
61,273	Pool #727181, 5.000%, 08/01/2033	63,143
15,930	Pool #730727, 5.000%, 08/01/2033	16,416
4,027	Pool #741862, 5.500%, 09/01/2033	4,233
26,272	Pool #745944, 5.000%, 12/01/2033	27,078
5,153	Pool #766197, 5.500%, 02/01/2034	5,417
457,299	Pool #888504, 2.616%, 04/01/2034	465,734
820	Pool #776974, 5.500%, 04/01/2034	862
459,417	Series 2004-71, 0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(l)(i)	1,342
33,910	Pool #775776, 5.500%, 05/01/2034	35,646
915,006	Pool #725705, 5.000%, 08/01/2034	943,669
1,308,824	Pool #782284, 6.000%, 09/01/2034	1,398,192
961,663	Pool #791563, 6.000%, 09/01/2034	1,025,824
35,692	Pool #794371, 6.000%, 09/01/2034	38,074
520,872	Pool #802783, 3.037%, 10/01/2034	534,143
1,008,262	Pool #802493, 6.000%, 11/01/2034	1,075,532
54,823	Pool #781629, 5.500%, 12/01/2034	57,629
2,484	Pool #806098, 6.000%, 12/01/2034	2,650
6,168,293	Pool #735224, 5.500%, 02/01/2035	6,484,097
2,700,748	Pool #808057, 6.000%, 02/01/2035	2,874,187
59,253	Pool #822815, 5.500%, 04/01/2035	62,250
750,179	Pool #735504, 6.000%, 04/01/2035	801,871
47,701	Series 2007-27, 0.000%, 05/25/2035 (Acquried 05/29/2007, Cost $45,137) (d)(l)	45,411
1,205,544	Pool #773306, 6.000%, 05/01/2035	1,282,962
2,401,872	Pool #827741, 5.500%, 06/01/2035	2,523,342
61,491	Pool #820242, 5.000%, 07/01/2035	63,233
16,075	Pool #833958, 5.000%, 07/01/2035	16,530
17,480	Pool #835738, 5.000%, 07/01/2035	17,976
45,310	Pool #357850, 5.500%, 07/01/2035	47,602
18,387	Pool #834513, 5.000%, 08/01/2035	18,908
959,294	Pool #829334, 3.452%, 09/01/2035	989,252
4,272,297	Pool #820345, 5.000%, 09/01/2035	4,393,345
17,977	Pool #840696, 5.000%, 09/01/2035	18,486
2,791,872	Pool #832738, 5.500%, 09/01/2035	2,933,065
6,851	Pool #838452, 5.500%, 09/01/2035	7,197
1,358,862	Pool #836464, 2.544%, 10/01/2035	1,367,138
927,439	Pool #836852, 4.251%, 10/01/2035	933,018
386,893	Pool #836273, 5.500%, 10/01/2035	406,459
111,833	Pool #745000, 6.000%, 10/01/2035	119,333
103,232	Pool #844052, 2.520%, 11/01/2035	103,853
100,111	Pool #844237, 2.521%, 11/01/2035	100,716
96,922	Pool #844148, 2.526%, 11/01/2035	97,507
107,678	Pool #844789, 2.544%, 11/01/2035	108,334
599,625	Pool #843823, 4.237%, 11/01/2035	603,217
107,542	Pool #843997, 4.253%, 11/01/2035	108,189
2,757,564	Pool #844158, 5.000%, 11/01/2035	2,835,696
1,184,660	Pool #745755, 5.000%, 12/01/2035	1,219,706
181,014	Pool #848939, 6.500%, 01/01/2036	194,392
40,405	Pool #851639, 6.500%, 01/01/2036	43,366
499,452	Pool #888022, 5.000%, 02/01/2036	513,603
229,964	Pool #852263, 5.000%, 03/01/2036	236,336
59,665	Pool #865854, 6.000%, 03/01/2036	63,385
2,582,787	Pool #256219, 5.500%, 04/01/2036	2,701,300
70,664	Pool #891474, 6.000%, 04/01/2036	75,070
3,023,875	Pool #872236, 2.895%, 05/01/2036	3,158,348
2,509,378	Pool #868993, 3.026%, 05/01/2036	2,620,590
2,969,668	Pool #885961, 2.926%, 07/01/2036	3,102,503
3,222,361	Pool #886376, 3.023%, 08/01/2036	3,365,920
52,409	Pool #887046, 6.000%, 08/01/2036	55,677
3,177,068	Pool #886891, 2.890%, 09/01/2036	3,332,592
1,024,190	Pool #831808, 6.000%, 09/01/2036	1,088,042
487,006	Pool #897776, 6.500%, 09/01/2036	522,694
39,638	Series 2006-81, 0.000%, 09/25/2036 (Acquired 05/29/2007, Cost $39,316) (d)(l)	34,528
851,921	Pool #893681, 6.000%, 10/01/2036	905,033
348,655	Pool #893898, 6.000%, 10/01/2036	370,392
1,936,365	Pool #893923, 6.000%, 10/01/2036	2,057,085
2,412,213	Pool #894005, 6.000%, 10/01/2036	2,562,600
146,404	Pool #898809, 6.000%, 11/01/2036	155,531
73,440	Pool #902663, 6.000%, 11/01/2036	78,019
288,379	Pool #905857, 3.730%, 12/01/2036	299,343
2,642	Pool #902853, 5.500%, 12/01/2036	2,771
19,488	Pool #928041, 5.500%, 12/01/2036	20,440
218,418	Pool #905110, 6.000%, 12/01/2036	232,035
194,771	Pool #905111, 6.000%, 12/01/2036	206,914
456,467	Pool #897505, 6.500%, 12/01/2036	489,918
4,017	Pool #906225, 5.500%, 01/01/2037	4,213
195,442	Pool #906055, 6.000%, 01/01/2037	207,627
548,556	Pool #871054, 6.500%, 01/01/2037	588,755
11,305	Pool #907701, 5.500%, 02/01/2037	11,857
11,280	Pool #912864, 5.500%, 02/01/2037	11,822
899	Pool #928062, 5.500%, 02/01/2037	943
7,398	Pool #909990, 5.500%, 03/01/2037	7,754
5,236	Pool #912443, 5.500%, 03/01/2037	5,488
4,310	Pool #914497, 5.500%, 03/01/2037	4,517
14,341	Pool #928119, 5.500%, 03/01/2037	15,030
4,563	Pool #928125, 5.500%, 03/01/2037	4,783
1,628	Pool #899119, 5.500%, 04/01/2037	1,706
12,108	Pool #915565, 5.500%, 04/01/2037	12,690
9,786	Pool #916979, 5.500%, 04/01/2037	10,256
5,859	Pool #918858, 5.500%, 04/01/2037	6,146
4,757	Pool #923817, 5.500%, 04/01/2037	4,990
262,811	Pool #917560, 6.500%, 04/01/2037	282,070
2,040	Pool #918238, 5.500%, 05/01/2037	2,138
1,709	Pool #938488, 5.500%, 05/01/2037	1,791
30,618	Pool #936750, 6.500%, 05/01/2037	32,828
37,625	Pool #899548, 5.500%, 06/01/2037	39,434
659,450	Pool #919187, 6.500%, 06/01/2037	707,054
59,245	Series 2007-56, 0.000%, 06/25/2037 (Acquired 06/11/2007, Cost $64,010) (d)(l)	57,846
2,637	Pool #928469, 5.500%, 07/01/2037	2,764
18,952	Pool #938034, 5.500%, 07/01/2037	19,863
3,956	Pool #938039, 5.500%, 07/01/2037	4,146
28,428	Pool #942332, 5.500%, 08/01/2037	29,794
24,603	Pool #942569, 6.000%, 08/01/2037	26,102
17,273	Pool #942786, 6.000%, 08/01/2037	18,325
586,500	Pool #945069, 6.500%, 08/01/2037	628,838
497,165	Pool #949629, 6.500%, 08/01/2037	533,054
67,670	Pool #942950, 6.000%, 09/01/2037	71,794
29,610	Pool #953725, 6.000%, 11/01/2037	31,414
13,962	Pool #933376, 5.000%, 02/01/2038	14,346
134,563	Pool #889116, 6.000%, 02/01/2038	142,763
1,876	Pool #970131, 5.500%, 03/01/2038	1,966
11,194	Pool #973832, 5.500%, 03/01/2038	11,732
40,173	Pool #974966, 5.500%, 04/01/2038	42,104
771,869	Pool #982817, 5.000%, 05/01/2038	793,092
9,730	Pool #963271, 5.500%, 05/01/2038	10,198
90,643	Pool #975118, 5.500%, 05/01/2038	95,000
3,859	Pool #977014, 5.500%, 05/01/2038	4,044
3,649	Pool #984317, 5.500%, 05/01/2038	3,825
1,853	Pool #934276, 5.500%, 06/01/2038	1,942
951	Pool #963831, 5.500%, 06/01/2038	997
1,332	Pool #981313, 5.500%, 06/01/2038	1,396
1,618	Pool #984017, 5.500%, 06/01/2038	1,696
26,120	Pool #984421, 5.500%, 06/01/2038	27,376
42,076	Pool #986758, 5.000%, 07/01/2038	43,233
3,519	Pool #889858, 5.500%, 07/01/2038	3,688
1,213	Pool #963959, 5.500%, 07/01/2038	1,271
1,659	Pool #964451, 5.500%, 07/01/2038	1,738
1,854	Pool #985108, 5.500%, 07/01/2038	1,943
2,287	Pool #985109, 5.500%, 07/01/2038	2,397
6,688	Pool #986760, 5.500%, 07/01/2038	7,009
151,239	Pool #987002, 5.500%, 07/01/2038	158,509
153,887	Pool #889697, 6.000%, 07/01/2038	163,169
48,508	Pool #889987, 5.500%, 08/01/2038	50,840
1,025	Pool #964930, 5.500%, 08/01/2038	1,074
1,642	Pool #987032, 5.500%, 08/01/2038	1,721
3,966	Pool #965092, 5.500%, 09/01/2038	4,157
1,358	Pool #968371, 5.500%, 09/01/2038	1,423
4,063	Pool #990644, 5.500%, 09/01/2038	4,258
64,364	Pool #982922, 6.000%, 09/01/2038	68,246
915	Pool #970581, 5.500%, 10/01/2038	959
39,957	Pool #970610, 5.500%, 10/01/2038	41,878
873	Pool #979565, 5.500%, 10/01/2038	914
831,997	Pool #934640, 6.000%, 11/01/2038	882,177
43,276	Pool #930247, 5.500%, 12/01/2038	45,356
18,725	Pool #930305, 5.500%, 12/01/2038	19,626
36,916	Pool #991104, 5.500%, 12/01/2038	38,691
850	Pool #993050, 5.500%, 12/01/2038	891
11,088	Pool #993080, 5.500%, 12/01/2038	11,621
15,070	Pool #993648, 5.500%, 12/01/2038	15,794
286	Pool #MC0018, 5.500%, 12/01/2038	300
31,075	Pool #993122, 5.500%, 01/01/2039	32,569
18,645	Pool #994301, 5.500%, 01/01/2039	19,538
265,506	Pool #AA0845, 5.500%, 01/01/2039	278,269
65,823	Pool #AA0875, 5.500%, 01/01/2039	68,987
9,729	Pool #AA1148, 5.500%, 01/01/2039	10,197
28,563	Pool #AA1607, 5.500%, 01/01/2039	29,936
329,772	Pool #AA1729, 5.500%, 01/01/2039	345,625
17,229	Pool #AA1825, 5.500%, 01/01/2039	18,055
54,451	Pool #AA1922, 5.500%, 01/01/2039	57,069
18,855	Pool #930407, 6.000%, 01/01/2039	20,004
500,000	Pool #TBA, 6.000%, 01/13/2039 (g)	529,609
271,047	Pool #930559, 5.000%, 02/01/2039	278,515
3,798	Pool #930574, 5.500%, 02/01/2039	3,980
373,054	Pool #930677, 5.000%, 03/01/2039	383,311
83,024	Pool #931147, 5.000%, 05/01/2039	85,307
44,388	Pool #931154, 5.000%, 05/01/2039	45,608
97,236	Pool #935221, 5.000%, 05/01/2039	99,900
62,094	Pool #AA5414, 5.000%, 05/01/2039	63,795
53,981	Pool #AA5804, 5.000%, 05/01/2039	55,460
96,148	Pool #AA6024, 5.000%, 05/01/2039	98,792
97,162	Pool #AA6061, 5.000%, 05/01/2039	99,834
25,896	Pool #AA6579, 5.000%, 05/01/2039	26,605
46,834	Pool #AA6580, 5.000%, 05/01/2039	48,117
75,692	Pool #AA6852, 5.000%, 05/01/2039	77,765
37,263	Pool #931378, 4.500%, 06/01/2039	37,244
36,559	Pool #AA8422, 4.500%, 06/01/2039	36,540
108,336	Pool #AA7412, 5.000%, 06/01/2039	111,304
29,715	Pool #AA9296, 5.000%, 06/01/2039	30,532
32,788	Pool #AA8222, 4.500%, 07/01/2039	32,770
30,884	Pool #AA8965, 4.500%, 07/01/2039	30,868
27,479	Pool #AA9006, 4.500%, 07/01/2039	27,465
26,192	Pool #AA4106, 5.000%, 07/01/2039	26,910
26,470	Pool #AA8232, 5.000%, 07/01/2039	27,195
53,591	Pool #AA8979, 5.000%, 07/01/2039	55,059
24,788	Pool #AA9010, 5.000%, 07/01/2039	25,467
99,516	Pool #AA9386, 5.000%, 07/01/2039	102,242
96,811	Pool #AA9391, 5.000%, 07/01/2039	99,463
82,973	Pool #AA9794, 5.000%, 07/01/2039	85,246
47,454	Pool #AC2141, 5.000%, 07/01/2039	48,758
33,442	Pool #AC2142, 5.000%, 07/01/2039	34,361
32,222	Pool #AA9132, 4.500%, 08/01/2039	32,205
25,735	Pool #AA9133, 4.500%, 08/01/2039	25,721
24,857	Pool #AA9154, 4.500%, 08/01/2039	24,844
48,764	Pool #AC2861, 4.500%, 08/01/2039	48,739
27,547	Pool #935541, 5.000%, 08/01/2039	28,301
25,200	Pool #AA9142, 5.000%, 08/01/2039	25,890
198,275	Pool #AC3246, 4.500%, 09/01/2039	198,172
296,189	Pool #AC3235, 5.000%, 09/01/2039	304,304
396,758	Pool #AC3247, 4.500%, 10/01/2039	396,551
198,861	Pool #AC3310, 4.500%, 10/01/2039	198,757
397,951	Pool #AC3311, 4.500%, 10/01/2039	397,744
396,396	Pool #AC3304, 5.000%, 10/01/2039	407,255
497,342	Pool #AC3316, 5.000%, 10/01/2039	510,967
7,000,000	Pool #TBA, 4.500%, 01/15/2040 (g)	6,989,066
2,298,981	Pool #200822, 1.071%, 04/25/2048	2,294,213
	GMMA
61,807	Pool #614436, 5.000%, 08/15/2033	64,055
1,032,946	Pool #618907X, 5.000%, 09/15/2033 (b)	1,070,515
175,038	Pool #605098X, 5.000%, 03/15/2034	181,240
191,115	Pool #081116M, 3.750%, 10/20/2034	196,555
124,833	Pool #520279X, 5.000%, 11/15/2034	129,257
977,115	3.750%, 11/20/2034	1,004,681
2,266,615	Pool #644812X, 6.000%, 05/15/2035 (b)	2,406,497
607,727	6.000%, 12/15/2038	643,362
53,072	5.000%, 04/15/2039	54,688
129,984	Pool #717087X, 5.000%, 05/15/2039	133,939
1,682,318	4.500%, 06/15/2039	1,686,947
601,847	5.000%, 06/15/2039	620,163
299,161	4.500%, 10/15/2039	299,984
797,697	5.000%, 10/15/2039	821,974
1,595,569	5.000%, 10/15/2039 (b)	1,644,127
5,950,000	Pool #TBA, 6.000%, 01/15/2040 (g)	6,287,478
800,000	Pool #TBA, 6.000%, 01/15/2040 (g)	847,500
2,800,000	Pool #TBA, 6.500%, 01/15/2040 (g)	2,977,190
3,000,000	Pool #20574, 5.500%, 01/01/2034	3,142,968
297,957	Pool #726382, 5.000%, 10/15/2039	307,025
600,000	Pool #16421, 6.000%, 01/15/2040	634,031
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $164,866,300)	169,611,874

	MUNICIPAL BONDS - 0.58%
	California, GO,
725,000	7.500%, 04/01/2034 (b)	704,417
600,000	7.550%, 04/01/2039	582,042
260,000	7.300%, 10/01/2039	245,144
1,606,571	Virginia Housing Development Authority, Series C, Revenue Bond,
	6.000%, 06/25/2034	1,512,522
	Total Municipal Bonds (Cost $3,134,993)	3,044,125

	SUPERNATIONAL OBLIGATIONS - 1.84%
2,900,000	European Investment Bank
	3.000%, 04/08/2014	2,926,761
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,580,452
2,500,000	African Development Bank
	0.500%, 02/27/2014	2,291,570
	Commonwealth Bank of Australia
300,000	3.750%, 10/15/2014 (c)	301,056
130,000	5.000%, 10/15/2019 (c)	129,315
500,000	Swedish Export Credit
	3.250%, 09/16/2014	500,460
	Total Supernational Obligations (Cost $9,180,956)	9,729,614

	U.S. GOVERNMENT AGENCY ISSUES - 2.29%
1,400,000	FFCB
	Series 2007-1
	5.125%, 04/19/2017 (c)	1,461,302
	FHLB
3,000,000	1.050%, 02/23/2010 (b)	2,996,790
1,940,000	0.510%, 10/28/2010 (b)	1,939,432
290,000	1.500%, 01/16/2013	286,155
880,000	FHLMC
	5.625%, 11/23/2035	868,528
	FNMA
600,000	1.750%, 03/23/2011	607,516
900,000	0.000%, 10/09/2019 (l)	489,857
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015 (b)	1,260,823
830,000	5.980%, 04/01/2036	885,385
250,000	5.250%, 09/15/2039	248,639
1,100,000	5.375%, 04/01/2056	1,094,129
	Total U.S. Governemnt Agency Issues (Cost $12,121,106)	12,138,556

	U.S. TREASURY OBLIGATIONS - 12.34%
	U.S. Treasury Bond - 4.66%
539,020	2.375%, 01/15/2025 (h)	570,097
32,675	2.000%, 01/15/2026 (h)	32,898
996,923	2.375%, 01/15/2027 (h)(m)	1,051,598
1,547,835	1.750%, 01/15/2028 (h)(m)	1,488,098
1,127,706	2.500%, 01/15/2029 (h)	1,212,372
5,290,000	3.500%, 02/15/2039 (b)	4,334,499
4,000,000	4.250%, 05/15/2039 (b)	3,753,752
6,210,000	4.500%, 08/15/2039 (b)	6,071,250
6,430,000	4.375%, 11/15/2039	6,156,731
		24,671,295
	U.S. Treasury Note - 7.11%
2,441,291	4.250%, 01/15/2010 (h)	2,445,529
3,080,997	0.875%, 04/15/2010 (b)(h)	3,095,197
40,000	1.125%, 12/15/2012 (b)	39,372
1,470,000	2.375%, 09/30/2014 (b)	1,458,053
7,100,000	2.375%, 10/31/2014 (b)	7,025,116
905,712	1.625%, 01/15/2015 (h)	943,073
1,851,606	2.000%, 01/15/2016 (h)	1,957,640
963,396	2.500%, 07/15/2016 (h)	1,050,327
6,870,000	2.750%, 11/30/2016 (b)	6,616,133
1,590,000	3.250%, 12/31/2016	1,577,083
11,870,000	3.375%, 11/15/2019 (b)	11,421,231
		37,628,754
	U.S. Treasury Strip - 0.57%
5,100,000	0.000%, 11/15/2021 (b)(l)	3,006,557
	Total U.S. Treasury Obligations (Cost $66,194,592)	65,306,606

Number of
Shares
	WARRANTS- 0.00%
	Warrant - 0.00%
272	Semgroup
	Expiration: November, 2014, (Acquired 12/07/2009, Cost $0) (n)	0
	Total Warrants (Cost $0)	0

Contracts
	PURCHASED OPTIONS - 0.00%
	Options on Futures Contracts - 0.00%
	Call Options
40	U.S. Treasury 10 Year Note Future
	Expiration: February, 2010, Exercise Price: $117.50	15,000
	Total Purchased Options (Cost $28,224)	15,000

Number of
Shares
	SHORT TERM INVESTMENTS - 5.48%
	Money Market Funds - 0.17%
894,688	Federated Prime Obligations Fund
	Effective Yield, 0.11%	894,688

Principal
Amount
	Repurchase Agreements - 5.31.%
$ 4,200,000	Bank of America Repurchase Agreement, 0.010%, 01/04/2010
	(Collateralized by a U.S. Treasury, value $4,284,000, 4.13%, 05/15/2015)	4,200,000
23,900,000	UBS Warburg Repurchase Agreement, 0.010%. 01/04/2010
	(Collateralized by a U.S. Government Agency Issue, value $13,467,649, 4.50%, 03/01/2034
	and by a U.S. Government Agency Issue, value $10,912,749, 5.00%, 10/01/2039)	23,900,000
		28,100,000
	Total Short Term Investments (Cost $28,994,688)	28,994,688

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.76%
	Corporate Paydown Securities - 1.30%
6,141,238	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (k)	3,590,014
6,983,296	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (k)	3,301,842

	Total Corporate Paydown Securities (Cost $13,124,534)	6,891,856

Number of
Shares
	Money Market Funds - 9.46%
49,941,971	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	49,941,971
172,616	Reserve Primary Fund (k)	137,972

	Total Money Market Funds (Cost $50,114,587)	50,079,943
Principal Amount
	Cash - 0.00%
$ 13,174	Cash	13,174

	Total Cash (Cost $13,174)	13,174

	Total Investments Purchased as Securities Lending Collateral (Cost $63,252,295)	56,984,973

	Total Investments (Cost $653,271,915) - 116.88%	618,738,704
	Liabilities in Excess of Other Assets - (16.88)%	(89,365,993)
	TOTAL NET ASSETS - 100.00%	$529,372,711

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $50,350,574, which represents 9.51% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The value of these securities total $8,689,311, which represents 1.64% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2009.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On December 31, 2009, the total value of the investments purchased on a when-issued basis was
$22,919,123 or 4.33% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2009. The security is illiquid and represents less than 0.1% of net assets.
(j)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)	As of December 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$7,029,828, which represent 1.33% of total net assets.
(l)	Zero coupon bond.
(m)	Partially assigned as collateral for certain futures and options contracts.
(n)	Investments are treated illiquid according to the Fund's liquidity guidelines. The value of these securities total $67,075, which represents 0.01% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$653,271,915
	Gross unrealized appreciation	16,724,553
	Gross unrealized depreciation	(51,257,764)
	Net unrealized appreciation	($34,533,211)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Core Plus Fixed Income Fund
Schedule of Forward Sale Commitments
December 31, 2009 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
FHLMC Gold, 6.00% , 01/01/2038	$ 1,000,000	1/13/2010	$ 1,068,594	$ 1,060,469
FNMA, 5.00% , 01/01/2034	2,000,000	1/13/2010	2,088,125	2,052,500
FNMA, 5.00% , 01/15/2040	1,000,000	1/13/2010	1,043,438	1,025,469
	$ 4,000,000		$ 4,200,157	$ 4,138,438

AssetMark Core Plus Fixed Income Fund
Schedule of Options Written
December 31, 2009 (Unaudited)

Contracts		Value	Contracts		Value
	Call OPTIONS			PUT OPTIONS
48	Eurodollar 90 Day Future		78	Eurodollar 90 Day Future
	Expiration: March, 2010,			Expiration: March, 2010,
	Exercise Price: $99.50	$ 21,300		Exercise Price: $99.13	$ 1,950
30	Eurodollar 90 Day Future		29	Eurodollar 90 Day Future
	Expiration: June, 2010,			Expiration: June, 2010,
	Exercise Price: $99.38	12,375		Exercise Price: $99.38	15,950
54	Eurodollar 90 Day Future		43	Eurodollar 90 Day Future
	Expiration: September, 2010,			Expiration: September, 2010,
	Exercise Price: $99.25	19,912		Exercise Price: $98.75	31,175
		$ 53,587			$ 49,075

				Total Options Written
				(Premiums received $123,821)	$ 102,662

AssetMark Core Plus Fixed Income Fund
Schedule of Open Forward Currency Contracts
December 31, 2009 (Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
01/19/10	U.S. Dollars	$ 202,436	Brazil Real	$ 374,000	$ (11,481)
01/13/10	U.S. Dollars	8,196,785	European Monetary Unit	5,469,307	356,330
					$ 344,849

AssetMark Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
December 31, 2009 (Unaudited)

Description		Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Euro-Bund Future	(26)	($4,517,023)	Mar-10	$ 63,388
	Eurodollar 90 Day Futures	24	5,984,400	Jan-10	2,790
	Eurodollar 90 Day Futures	77	19,181,663	Mar-10	104,949
	Eurodollar 90 Day Futures	5	1,226,875	Mar-11	10,556
	Eurodollar 90 Day Futures	5	1,241,688	Jun-10	10,533
	Eurodollar 90 Day Futures	5	1,222,125	Jun-11	9,806
	Eurodollar 90 Day Futures	3	742,088	Sep-10	6,565
	Eurodollar 90 Day Futures	5	1,217,813	Sep-11	9,045
	Eurodollar 90 Day Futures	5	1,231,688	Dec-10	6,364
	Eurodollar 90 Day Futures	5	1,213,750	Dec-11	8,454
	U.S. Treasury 2 Year Note Futures	160	34,632,499	Mar-10	(186,387)
	U.S. Treasury 5 Year Note Futures	(288)	(33,025,501)	Mar-10	418,377
	U.S. Treasury 10 Year Note Futures	345	39,966,094	Mar-10	(840,435)
	U.S. Treasury Long Bond Futures	58	6,720,750	Mar-10	(188,962)
	U.S. Treasury Long Bond Futures	(90)	(10,428,750)	Mar-10	407,793
					$ (157,164)

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 17,222,010	$ 475,524	$ 17,697,534
Collateralized Mortgage Obligations	-	70,637,868	1,100,081	71,737,949
Corporate Bonds	-	164,274,111	701,240	164,975,351
Mortgage Backed Securities - U.S. Government Agency	-	169,611,874	-	169,611,874
Municipal Bonds	-	3,044,125	-	3,044,125
Foreign Government Note/Bond	-	17,169,177	-	17,169,177
Supernational Obligation	-	9,729,614	-	9,729,614
U.S. Government Agency Issues	-	12,138,556	-	12,138,556
U.S. Treasury Obligations	-	65,306,606	-	65,306,606
Total Fixed Income	-	529,133,941	2,276,845	531,410,786

Equity
Common Stock	-	-	2,179	2,179
Convertible Preferred Stock	78,922	-	-	78,922
Preferred Stock	348,268	903,888	-	1,252,156
Total Equity	427,190	903,888	2,179	1,333,257

Short Term Investments	894,688	28,100,000	-	28,994,688
Purchased Options	15,000	-	-	15,000
Investments Purchased as Securities Lending Collateral	49,955,145	-	7,029,828	56,984,973

Total Investments in Securities	$ 51,292,023	$ 558,137,829	$ 9,308,852	$ 618,738,704

Forward Sale Commitments	$ -	$ 4,138,438	$ -	$ 4,138,438
Other Financial Instruments*
Forward Currency Contracts	$ 344,849	$ -	$ -	$ 344,849
Futures Contracts	$ (157,164)	$ -	$ -	$ (157,164)
Written Options	$ 102,662	$ -	$ -	$ 102,662

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, futures, creidt default swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument.  All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument.  Forward sale commitments, securities sold short and written options are reflected at market value.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 17,566,887
Accrued discounts, net	31,300
Realized (loss)	(730,267)
Change in unrealized appreciation	5,451,889
Net (sales)	(5,822,812)
Transfers (out) of Level 3	(7,188,145)
Balance as of December 31, 2009	$ 9,308,852
Change in unrealized apreciation during the period
for Level 3 investments held at December 31, 2009.	$ 1,639,696

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest Rate Contracts - Options	Investments, at value	15,000	Options Written at value	102,662

Interest Rate Contracts - Futures*			Variation Margin on futures contracts	157,164
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	356,330	Depreciation of forward currency contracts	11,481
Total		$371,330		$271,307

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The average monthly market value of purchased and written options during the year ended December 31, 2009 were as follows:

AssetMark Core Plus Fixed Income Fund
Purchased options	$3,166
Written Options	($124,103)

The average monthly notional amount of futures and forwards during the year ended December 31, 2009 for were as follows:

Long Positions	AssetMark Core Plus Fixed Income Fund
Futures	$158,055,618
Forwards	$3,448,376

Short Positions	AssetMark Core Plus Fixed Income Fund
Futures	($40,986,876)
Forwards	($733,325)

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 93.46%
	Aerospace & Defense - 2.86%
488	BE Aerospace, Inc. (a)	$11,468
3,121	General Dynamics Corp.	212,759
1,545	Goodrich Corp.	99,266
1,756	ITT Corp. (b)	87,343
1,421	L-3 Communications Holdings Inc.	123,556
3,313	Lockheed Martin Corp.	249,635
560	Precision Castparts Corp.	61,796
6,319	Raytheon Co.	325,555
1,165	Rockwell Collins, Inc.	64,494
9,565	United Technologies Corp.	663,907
		1,899,779
	Air Freight & Logistics - 1.65%
961	C.H. Robinson Worldwide, Inc.	56,440
1,215	Expeditors International of Washington (b)	42,197
3,080	Fedex Corp. (b)	257,026
12,328	United Parcel Service, Inc. (b)	707,257
2,312	UTI Worldwide, Inc. (a)	33,108
		1,096,028
	Airlines - 0.24%
13,983	Southwest Airlines Co.	159,826
	Auto Components - 0.01%
375	Gentex Corp.	6,694
	Automobiles - 0.02%
467	Thor Industries, Inc.	14,664
	Beverages - 3.02%
727	Brown-Forman Corp.	38,945
17,941	The Coca-Cola Company	1,022,637
2,256	Molson Coors Brewing Co.	101,881
13,908	PepsiCo, Inc.	845,607
		2,009,070
	Biotechnology - 1.02%
5,612	Amgen, Inc. (a)	317,471
1,999	Biogen Idec, Inc. (a)	106,947
595	Celgene Corp. (a)	33,130
169	Cephalon, Inc. (a)	10,547
2,497	Gilead Sciences, Inc. (a)	108,070
14,490	PDL BioPharma Inc. (b)	99,401
		675,566
	Capital Markets - 4.12%
330	Affiliated Managers Group (a)(b)	22,225
1,798	Ameriprise Financial, Inc.	69,798
10,647	The Bank of New York Mellon Corp. (b)	297,797
721	Blackrock, Inc. (b)	167,416
9,990	The Charles Schwab Corp. (b)	188,012
355	Eaton Vance Corp. (b)	10,796
351	Federated Investors, Inc.	9,652
1,615	Franklin Resources, Inc.	170,140
5,368	Goldman Sachs Group, Inc.	906,333
5,762	Invesco Ltd.	135,349
967	Janus Capital Group, Inc.	13,006
901	Jefferies Group, Inc. (a)(b)	21,381
1,392	Northern Trust Corp.	72,941
1,996	Raymond James Financial, Inc. (b)	47,445
946	SEI Investments Co.	16,574
5,984	State Street Corp.	260,543
1,242	T. Rowe Price Group, Inc.	66,137
13,444	TD Ameritrade Holding Corp. (a)	260,545
		2,736,090
	Chemicals - 1.43%
1,542	Air Products & Chemicals, Inc.	124,994
191	Airgas, Inc.	9,092
694	Albemarle Corp.	25,241
1,919	Celanese Corp.	61,600
300	CF Industries Holdings, Inc.	27,234
1,601	Ecolab, Inc.	71,372
480	FMC Corp. (b)	26,765
784	International Flavors & Fragrances Inc.	32,254
370	Lubrizol Corp.	26,991
2,619	Monsanto Co.	214,103
1,546	Mosaic Co. (b)	92,343
1,616	Praxair, Inc.	129,781
761	The Scotts Miracle-Gro Co.	29,915
262	Sigma Aldrich Corp.	13,239
835	Terra Industries, Inc.	26,879
1,241	Valspar Corp.	33,681
149	Westlake Chemical Corp. (b)	3,714
		949,198
	Commercial Banks - 3.24%
993	BancorpSouth, Inc. (b)	23,296
844	Bank Hawaii Corp. (b)	39,719
15,176	BB&T Corp. (b)	385,015
801	BOK Financial Corp. (b)	38,063
1,067	City National Corp. (b)	48,655
851	Commerce Bancshares, Inc.	32,951
746	Cullen Frost Bankers, Inc.	37,300
1,530	F.N.B. Corp.	10,389
404	First Citizens BancShares, Inc.	66,260
731	FirstMerit Corp.	14,722
1,558	M & T Bank Corp. (b)	104,215
3,726	PNC Financial Services Group, Inc.	196,695
24,473	U.S. Bancorp	550,887
3,016	Valley National Bancorp (b)	42,616
20,731	Wells Fargo & Co.	559,530
		2,150,313
	Commercial Services & Supplies - 0.24%
1,064	ABM Industries, Inc.	21,982
2,827	Cintas Corp.	73,643
156	Corrections Corporation of America (a)	3,830
619	Covanta Holding Corp. (a)	11,198
1,245	Iron Mountain, Inc. (a)(b)	28,336
650	Republic Services, Inc.	18,402
		157,391
	Communications Equipment - 2.10%
37,995	Cisco Systems, Inc. (a)	909,600
694	Commscope, Inc. (a)	18,412
341	Echostar Corp. (a)	6,868
583	Harris Corp.	27,721
4,064	Juniper Networks, Inc. (a)(b)	108,387
6,041	Qualcomm, Inc.	279,457
7,653	Tellabs, Inc. (a)	43,469
		1,393,914
	Computers & Peripherals - 5.96%
3,164	Apple, Inc. (a)	667,161
1,582	Diebold, Inc.	45,008
18,802	EMC Corp. (a)	328,471
24,159	Hewlett Packard Co.	1,244,430
11,407	International Business Machines Corp. (b)	1,493,176
1,291	NetApp, Inc. (a)	44,397
236	Sandisk Corp. (a)	6,842
674	Teradata Corp. (a)	21,184
2,404	Western Digital Corp. (a)	106,137
		3,956,806
	Construction & Engineering - 0.85%
1,337	AECOM Technology Corp. (a)	36,768
4,575	Fluor Corp.	206,058
2,054	Jacobs Engineering Group Inc. (a)	77,251
3,711	KBR, Inc.	70,509
1,366	Quanta Services, Inc. (a)	28,467
2,175	Shaw Group, Inc. (a)	62,531
1,896	URS Corp. (a)	84,410
		565,994
	Construction Materials - 0.06%
23	Martin Marietta Materials, Inc.	2,056
707	Vulcan Materials Co. (b)	37,238
		39,294
	Consumer Finance - 0.13%
6,028	Discover Financial Services	88,672
	Containers & Packaging - 0.15%
405	AptarGroup, Inc.	14,475
1,322	Ball Corp.	68,347
137	Greif, Inc.	7,395
126	Rock-Tenn Co.	6,352
		96,569
	Diversified Consumer Services - 0.19%
527	Apollo Group, Inc. (a)	31,926
4,107	H&R Block, Inc.	92,900
		124,826
	Diversified Financial Services - 1.95%
125	CME Group, Inc. (b)	41,994
1,535	Interactive Brokers Group Inc. (a)	27,200
143	IntercontinentalExchange, Inc. (a)(b)	16,059
24,038	JPMorgan Chase & Co.	1,001,663
596	Leucadia National Corp. (a)(b)	14,179
899	Moodys Corp.	24,093
2,577	MSCI, Inc. (a)	81,949
3	Nasdaq Omx Group, Inc. (a)	59
3,479	NYSE Euronext	88,019
		1,295,215
	Diversified Telecommunication Services - 4.03%
90,791	AT&T, Inc. (b)	2,544,872
1,162	Centurytel, Inc.	42,076
8,063	Windstream Corp. (b)	88,612
		2,675,560
	Electric Utilities - 1.83%
227	ALLETE, Inc.	7,418
493	Cleco Corp. (b)	13,474
1,359	DPL, Inc.	37,509
9,476	Exelon Corp.	463,092
5,589	FPL Group, Inc.	295,211
11,954	Southern Co.	398,307
		1,215,011
	Electrical Equipment - 0.71%
405	AMETEK, Inc.	15,487
806	Brady Corp.	24,188
7,322	Emerson Electric Co. (b)	311,917
306	Regal Beloit Corp.	15,894
2,159	Rockwell Automation, Inc. (b)	101,430
32	Roper Industries, Inc.	1,676
		470,592
	Electronic Equipment & Instruments - 0.49%
3,043	Agilent Technologies, Inc. (a)	94,546
293	Amphenol Corp.	13,531
2,917	AVX Corp.	36,958
6,423	Corning, Inc.	124,028
2,749	Molex, Inc.	59,241
		328,304
	Energy Equipment & Services - 1.81%
3,117	Baker Hughes, Inc.	126,176
1,444	BJ Services Co.	26,858
1,633	Cameron International Corp. (a)	68,259
473	Diamond Offshore Drilling, Inc. (b)	46,553
536	Ensco International Ltd. - ADR (a)	21,408
468	FMC Technologies, Inc. (a)	27,069
7,666	Halliburton Co.	230,670
118	Helmerich & Payne, Inc.	4,706
1,919	National-Oilwell Varco, Inc. (a)	84,609
1,985	Pride International Inc. (a)	63,341
1,359	Rowan Companies, Inc. (a)	30,768
7,054	Schlumberger Ltd.	459,145
283	Tidewater, Inc. (b)	13,570
		1,203,132
	Food & Staples Retailing - 1.86%
1,808	Casey's General Stores, Inc.	57,711
6,330	Costco Wholesale Corp.	374,546
11,702	CVS Caremark Corporation	376,922
10,466	Walgreen Co.	384,312
1,603	Whole Foods Market, Inc. (a)(b)	44,002
		1,237,493
	Food Products - 1.12%
3,203	Campbell Soup Co.	108,261
356	Flowers Foods, Inc.	8,459
1,965	General Mills, Inc.	139,142
3,408	H.J. Heinz Co.	145,726
2,508	Hershey Co.	89,761
1,499	Hormel Foods Corp.	57,636
357	The J.M. Smucker Co.	22,045
2,774	Kellogg Co.	147,577
361	Mccormick & Co, Inc. (b)	13,043
218	Ralcorp Holdings, Inc. (a)	13,017
		744,667
	Gas Utilities - 0.15%
725	Energen Corp.	33,930
193	EQT Corp.	8,476
870	National Fuel Gas Co.	43,500
338	Questar Corp.	14,051
		99,957
	Health Care Equipment & Supplies - 1.51%
4,608	Baxter International, Inc.	270,397
446	Beckman Coulter, Inc.	29,186
1,212	Becton Dickinson & Co.	95,578
17,330	Boston Scientific Corp. (a)	155,970
389	C.R. Bard, Inc.	30,303
360	Dentsply International, Inc. (b)	12,661
814	Hologic, Inc. (a)	11,803
805	Hospira, Inc. (a)	41,055
247	Inverness Medical Innovations, Inc. (a)	10,253
181	Kinetic Concepts, Inc. (a)(b)	6,815
3,173	Medtronic, Inc.	139,548
652	St. Jude Medical, Inc. (a)	23,981
1,986	Stryker Corp. (b)	100,035
459	Varian Medical Systems, Inc. (a)	21,504
933	Zimmer Holdings, Inc. (a)	55,150
		1,004,239
	Health Care Providers & Services - 3.95%
7,645	Aetna Inc.	242,347
13,858	Amerisourcebergen Corp.	361,278
80	Brookdale Senior Living, Inc. (a)	1,455
153	Cerner Corp. (a)(b)	12,613
5,446	CIGNA Corp.	192,080
1,652	Express Scripts, Inc. (a)	142,815
995	Henry Schein, Inc. (a)	52,337
642	Laboratory Corporation of America Holdings (a)	48,047
4,827	Mckesson Corp.	301,688
5,533	Medco Health Solutions, Inc. (a)	353,614
2,676	Omnicare, Inc.	64,706
339	Owens & Minor Inc.	14,553
975	Patterson Companies, Inc. (a)(b)	27,281
1,309	Perkinelmer, Inc.	26,952
1,228	Quest Diagnostics, Inc.	74,147
22,168	UnitedHealth Group, Inc.	675,681
1,076	Universal Health Services, Inc.	32,818
		2,624,412
	Health Care Technology - 0.04%
1,378	IMS Health, Inc.	29,021
	Hotels, Restaurants & Leisure - 1.27%
6,891	Carnival Corp. (a)	218,376
2,381	International Game Technology	44,691
436	Las Vegas Sands Corp. (a)	6,514
1,941	Marriott International, Inc.	52,892
7,444	McDonald's Corp.	464,803
1,864	Starbucks Corp. (a)	42,984
1,778	Wendy's Arby's Group, Inc.	8,339
125	Wynn Resorts, Limited (a)(b)	7,279
		845,878
	Household Durables - 0.16%
2,155	Garmin Ltd. (b)	66,159
294	Harman International Industries, Inc.	10,372
602	Tupperware Brands Corp.	28,035
		104,566
	Household Products - 2.33%
217	Church & Dwight, Inc.	13,118
3,434	Colgate Palmolive Co.	282,103
18	Energizer Holdings, Inc. (a)	1,103
4,092	Kimberly Clark Corp.	260,701
16,393	Procter & Gamble Co.	993,908
		1,550,933
	Industrial Conglomerates - 0.95%
6,566	3M Co.	542,811
659	Carlisle Companies, Inc.	22,577
2,194	Mcdermott International, Inc. (a)	52,678
10	Seaboard Corp.	13,490
		631,556
	Insurance - 2.01%
4,844	Aflac, Inc.	224,035
119	Alleghany Corp. (a)	32,844
761	Allied World Assurance Holdings, Ltd.	35,059
2,046	Aon Corp.	78,444
1,614	Arthur J. Gallagher & Co. (b)	36,331
2,217	Aspen Insurance Holdings Ltd.	56,423
3,010	Axis Capital Holdings Ltd.	85,514
636	Brown & Brown, Inc.	11,429
1,942	CNA Financiall Corp. (a)(b)	46,608
943	Erie Indemnity Co. (b)	36,796
313	Everest Re Group, Ltd.	26,818
1,020	The Hanover Insurance Group, Inc.	45,319
909	HCC Insurance Holdings, Inc.	25,425
41	Markel Corp. (a)	13,940
8,844	Marsh & McLennan Cos., Inc.	195,275
260	Mercury General Corp.	10,208
1,645	Montpelier Re Holdings Ltd.	28,491
766	PartnerRe Ltd.	57,189
909	Platinum Underwriters Holdings Ltd.	34,806
1,386	Reinsurance Group of America	66,043
941	Renaissancere Holdings Ltd.	50,014
1,584	Transatlantic Holdings, Inc.	82,542
1,294	Validus Holdings Ltd. (b)	34,860
58	Wesco Financial Corp.	19,894
2	White Mountains Insurance Group Ltd.	665
		1,334,972
	Internet & Catalog Retail - 0.41%
1,553	Amazon.com, Inc. (a)(b)	208,910
2,489	Expedia Inc. (a)	63,992
		272,902
	Internet Software & Services - 1.43%
9,444	Ebay, Inc. (a)	222,312
1,023	Google, Inc. (a)(b)	634,239
5,454	Yahoo, Inc. (a)	91,518
		948,069
	IT Services - 1.57%
80	Alliance Data Systems Corp. (a)	5,167
1,898	Amdocs Ltd. (a)	54,150
4,537	Automatic Data Processing Inc.	194,274
1,594	Broadridge Financial Solutions, Inc.	35,961
383	Cognizant Technology Solutions Corp. (a)	17,350
1,932	Fidelity National Information Services	45,286
862	Fiserv, Inc. (a)	41,790
136	Global Paynments, Inc.	7,325
985	Hewitt Associates, Inc. (a)	41,626
274	Lender Processing Services, Inc.	11,141
263	Mastercard, Inc. (b)	67,323
2,951	Paychex, Inc.	90,419
5,228	SAIC, Inc. (a)	99,018
2,771	Total System Services, Inc.	47,855
2,233	Visa, Inc. (b)	195,298
2,793	Wright Express Corp. (a)	88,985
		1,042,968
	Leisure Equipment & Products - 0.25%
1,664	Hasbro, Inc.	53,348
5,615	Mattel, Inc.	112,187
		165,535
	Life Sciences Tools & Services - 0.44%
986	Charles River Laboratories (a)	33,218
313	Covance, Inc. (a)	17,081
263	Life Technologies Corp. (a)	13,737
189	Millipore Corp. (a)	13,674
996	Pharmaceutical Product Development, Inc.	23,346
3,974	Thermo Fisher Scientific Inc. (a)	189,520
		290,576
	Machinery - 1.30%
2,563	Cummins, Inc.	117,539
2,009	Danaher Corp.	151,077
652	Donaldson Company, Inc.	27,736
2,217	Dover Corp.	92,249
761	Flowserve Corp.	71,937
92	Idex Corp.	2,866
4,620	Illinois Tool Works, Inc.	221,714
391	Joy Global, Inc.	20,172
725	Lincoln Electric Holdings, Inc. (b)	38,759
1,010	Oshkosh Corp.	37,400
1,139	Pall Corp.	41,232
1,181	Pentair, Inc.	38,146
		860,827
	Marine - 0.02%
484	Genco Shipping & Trading Ltd. (b)	10,832
	Media - 3.55%
42,187	Comcast Corp.	711,273
11,198	DIRECTV (a)	373,453
417	Discovery Communications (a)	11,059
752	Interactive Data Corp.	19,026
820	Lamar Advertising Co. (a)	25,494
346	Liberty Media Corp. (a)	15,968
43,380	News Corporation	593,872
443	Scripps Networks Interactive, Inc.	18,384
18,280	The Walt Disney Co. (b)	589,530
		2,358,059
	Metals & Mining - 1.09%
177	Cliffs Natural Resources Inc.	8,158
3,402	Freeport-McMoran Copper & Gold, Inc. (a)	273,147
2,352	Newmont Mining Corp.	111,273
352	Reliance Steel & Aluminum Co.	15,213
94	Schnitzer Steel Industries, Inc.	4,484
8,844	Southern Copper Corp. (b)	291,056
1,840	Titanium Metals Corp. (b)	23,037
		726,368
	Multiline Retail - 0.25%
1,692	Dollar Tree, Inc. (a)	81,724
1,594	Kohls Corp. (a)	85,964
		167,688
	Oil & Gas - 3.86%
5,163	Anadarko Petroleum Corp.	322,274
2,003	Apache Corp.	206,649
348	Arch Coal, Inc.	7,743
306	Cabot Oil & Gas Corp. (b)	13,339
2,268	Chesapeake Energy Corp.	58,696
1,215	Cimarex Energy Co.	64,359
888	Consol Energy, Inc. (b)	44,222
268	Continental Resources, Inc. (a)	11,495
31	Denbury Resources, Inc. (a)(b)	459
6,157	Devon Energy Corp.	452,539
170	Encore Acquisition Co. (a)	8,163
853	EOG Resources, Inc. (b)	82,997
531	EXCO Resources, Inc.	11,273
816	Massey Energy Corp. (b)	34,280
1,581	Newfield Exploration Co. (a)	76,252
642	Noble Energy, Inc.	45,723
206	Nordic American Tanker Shippng Ltd.	6,180
6,324	Occidental Petroleum Corp. (b)	514,457
1,272	Peabody Energy Corp.	57,507
73	Petrohawk Energy Corp. (a)(b)	1,751
1,316	Pioneer Natural Resources Co.	63,392
2,542	Plains Exploration & Production Co. (a)	70,312
244	Range Resources Corp. (b)	12,163
18	Southwestern Energy Co. (a)	868
8,983	Spectra Energy Corp. (b)	184,241
598	St Mary Land & Exploration Co.	20,476
93	Whiting Petroleum Corp. (a)	6,645
2,706	World Fuel Services Corp.	72,494
2,470	XTO Energy, Inc.	114,929
		2,565,878
	Personal Products - 0.42%
675	Alberto-Culver Co.	19,771
3,906	Avon Products, Inc.	123,039
2,201	The Estee Lauder Cos., Inc.	106,440
758	Herbalife Ltd.	30,752
22	NBTY, Inc. (a)	958
		280,960
	Pharmaceuticals - 9.07%
8,923	Abbott Laboratories	481,753
832	Allergan, Inc.	52,424
18,375	Bristol Myers Squibb Co.	463,969
1,012	Endo Pharmaceuticals Holdings Inc. (a)	20,756
3,081	Forest Labs, Inc. (a)	98,931
1,036	Genzyme Corp. (a)	50,774
29,780	Johnson & Johnson	1,918,130
10,108	Lilly Eli & Co.	360,957
27,535	Merck & Co., Inc. (a)	1,006,129
957	Mylan Laboratories, Inc. (a)(b)	17,638
169	Perrigo Co. (b)	6,733
83,160	Pfizer, Inc.	1,512,680
917	Watson Pharmaceuticals, Inc. (a)	36,322
		6,027,196
	Professional Services - 0.11%
129	The Dun & Bradstreet Corporation	10,884
754	Equifax, Inc.	23,291
1,517	Robert Half International, Inc.	40,549
		74,724
	Real Estate - 0.04%
317	Forest City Enterprises, Inc. (a)(b)	3,734
388	Jones Lang Lasalle, Inc. (b)	23,435
		27,169
	Road & Rail - 1.60%
3,315	Burlington Northern Santa Fe Corp.	326,925
3,510	CSX Corp.	170,200
835	J.B. Hunt Transport Services, Inc.	26,946
175	Kansas City Southern (a)	5,826
4,541	Norfolk Southern Corp.	238,039
4,578	Union Pacific Corp.	292,534
		1,060,470
	Semiconductor & Semiconductor Equipment - 2.92%
756	Altera Corp. (b)	17,108
2,244	Analog Devices, Inc.	70,866
7,959	Applied Materials, Inc.	110,948
2,528	Broadcom Corp. (a)(b)	79,506
49,075	Intel Corp.	1,001,130
1,208	Intersil Corp.	18,531
365	Kla-Tencor Corp.	13,198
421	Lam Research Corp. (a)	16,507
768	Linear Technology Corp.	23,455
517	LSI Corp. (a)	3,107
2,186	Marvell Technology Group Ltd. (a)	45,360
4,589	Maxim Integrated Products, Inc. (b)	93,157
4,841	MEMC Electronic Materials, Inc. (a)	65,934
1,358	Microchip Technology, Inc. (b)	39,464
2,277	National Semiconductor Corp.	34,975
865	NVIDIA Corp. (a)	16,158
8,906	Texas Instruments, Inc.	232,090
2,334	Xilinx, Inc.	58,490
		1,939,984
	Software - 6.49%
1,691	Activision Blizzard, Inc. (a)	18,787
1,360	Adobe Systems, Inc. (a)	50,021
931	Autodesk, Inc. (a)	23,657
650	BMC Software, Inc. (a)	26,065
1,977	CA, Inc.	44,403
451	Citrix Systems, Inc. (a)	18,766
2,681	Electronic Arts, Inc. (a)	47,588
1,878	Intuit (a)	57,673
451	Mcafee, Inc. (a)	18,297
100,555	Microsoft Corp.	3,065,922
31,323	Oracle Corp.	768,666
7,241	Symantec Corp. (a)	129,542
1,058	Synopsys, Inc. (a)	23,572
532	VMware, Inc. (a)(b)	22,546
		4,315,505
	Specialty Retail - 1.53%
599	Aarons, Inc. (b)	16,610
1,207	Advance Auto Parts, Inc. (b)	48,859
6,124	American Eagle Outfitters	103,986
2,415	Bed Bath & Beyond, Inc. (a)(b)	93,291
1,335	CarMax, Inc. (a)	32,374
1,766	Dicks Sporting Goods, Inc. (a)	43,920
1,168	GameStop Corp. (a)(b)	25,626
8,784	The Gap Inc.	184,025
521	Guess?, Inc.	22,038
112	O Reilly Automotive, Inc. (a)	4,269
1,384	Petsmart, Inc.	36,939
1,075	Ross Stores, Inc.	45,913
1,627	Sherwin Williams Co.	100,305
3,950	Staples, Inc.	97,131
655	Tiffany & Co.	28,165
3,676	The TJX Companies, Inc.	134,358
		1,017,809
	Textiles, Apparel & Luxury Goods - 0.65%
393	Coach, Inc.	14,356
3,833	Nike, Inc.	253,246
598	Phillips-Van Heusen Corp.	24,327
620	Polo Ralph Lauren Corp. (b)	50,208
1,252	V F Corp.	91,696
		433,833
	Thrifts & Mortgage Finance - 0.43%
814	First Niagara Financial Group, Inc.	11,323
3,997	Hudson City Bancorp	54,879
7,321	New York Community Bancorp, Inc. (b)	106,228
3,687	People's United Financial, Inc.	61,573
990	TFS Financial Corp. (b)	12,018
1,997	Washington Federal, Inc.	38,622
		284,643
	Tobacco - 2.25%
2,603	Lorillard, Inc.	208,839
20,638	Philip Morris International, Inc.	994,545
5,532	Reynolds American, Inc.	293,030
		1,496,414
	Trading Companies & Distributors - 0.15%
3,309	Aircastle Ltd.	32,594
420	Fastenal Co. (b)	17,489
1	MSC Industrial Direct Co., Inc.	47
533	W.W. Grainger, Inc. (b)	51,610
		101,740
	Water Utilities - 0.02%
686	Aqua America, Inc. (b)	12,012
	Wireless Telecommunication Services - 0.15%
240	American Tower Corp. (a)(b)	10,370
530	Crown Castle International Corp. (a)	20,691
2,039	NII Holdings, Inc. (a)	68,470
		99,531
	Total Common Stocks (Cost $54,277,271)	62,097,894

	MANAGEMENT INVESTMENT COMPANIES - 0.07%
	Capital Markets - 0.07%
462	ARES Capital Corp. (b)	5,752
3,990	Apollo Investment Corp.	38,025
	Total Management Investment Companies (Cost $43,756)	43,777

	REAL ESTATE INVESTMENT TRUSTS - 1.22%
	Real Estate Investment Trusts - 1.22%
197	Alexandria Real Estate Equities, Inc. (b)	12,665
52	AMB Property Corp.	1,329
1,636	Annaly Capital Management, Inc.	28,385
190	AvalonBay Communities, Inc. (b)	15,601
330	Biomed Realty Trust, Inc.	5,207
1,105	Boston Properties, Inc.	74,112
30	Brandywine Realty Trust	342
369	BRE Properties, Inc. (b)	12,206
229	Camden Property Trust (b)	9,703
171	Cousins Properties, Inc. (b)	1,305
978	DCT Industrial Trust, Inc.	4,910
448	Diamondrock Hospitality Co. (a)(b)	3,795
403	Douglas Emmett, Inc. (b)	5,743
1,303	Duke Realty Corp. (b)	15,857
605	Entertainment Properties Trust (b)	21,338
55	Equity One	889
358	Equity Residential (b)	12,093
88	Essex Property Trust, Inc. (b)	7,361
221	Federal Realty Investment Trust (b)	14,966
1,596	First Industrial Realty Trust	8,347
1,032	Hatteras Financial Corp. (b)	28,855
465	HCP, Inc. (b)	14,201
138	Health Care REIT, Inc.	6,116
242	Healthcare Realty Trust Inc.	5,193
174	Highwoods Properties, Inc.	5,803
21	Home Properties, Inc. (b)	1,002
1,156	Hospitality Property Trust	27,409
4,500	Host Hotels & Resorts, Inc. (b)	52,512
82	HRTP Properties Trust	531
1,449	Kimco Realty Corp.	19,605
2,459	Lexington Realty Trust	14,951
310	Liberty Property Trust	9,923
250	Macerich Co. (b)	8,988
875	Mack Cali Realty Corp.	30,249
383	MFA Financial, Inc.	2,815
181	National Retail Properties Inc. (b)	3,841
372	Nationwide Health Properties, Inc.	13,087
216	Plum Creek Timber Co., Inc. (b)	8,156
251	Post Properties, Inc.	4,920
590	Public Storage	48,055
587	Rayonier, Inc.	24,748
884	Realty Income Corp.	22,904
3,562	Redwood Trust, Inc. (b)	51,507
277	Regency Centers Corp. (b)	9,712
50	Senior Housing Properties Trust	1,093
564	Simon Property Group, Inc. (b)	45,045
277	SL Green Realty Corp. (b)	13,916
516	UDR, Inc.	8,483
275	Ventas, Inc. (b)	12,028
564	Vornado Realty Trust (b)	39,446
887	Weingarten Realty Investors (b)	17,554
	Total Real Estate Investment Trusts (Cost $741,136)	808,802

	SHORT TERM INVESTMENTS - 4.52%
	Short-Term Investments - 4.52%
3,004,935	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,004,935
	Total Short Term Investments (Cost $3,004,935)	3,004,935

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.07%
	Money Market Funds - 18.07%
12,008,105	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	12,008,105

	Total Mutual Funds (Cost $12,008,105)	12,008,105

	Total Investments Purchased as Securities Lending Collateral (Cost $12,008,105)	12,008,105

	Total Investments (Cost $70,075,203) - 117.34%	77,963,513
	Liabilities in Excess of Other Assets - (17.34)%	(11,522,686)
	TOTAL NET ASSETS - 100.00%	$66,440,827

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$70,075,203
	Gross unrealized appreciation	8,692,384
	Gross unrealized depreciation	(804,074)
	Net unrealized appreciation	$7,888,310

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
Schedule of Open Futures Contracts
December 31, 2009
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Apreciation
	S&P 500 Index Mini Futures	60	3,332,100	Mar-10	$ 33,401

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,504,116	$ -	$ -	$ 5,504,116
Consumer Staples	7,327,875	-	-	7,327,875
Energy	3,769,010	-	-	3,769,010
Financials	8,769,654	-	-	8,769,654
Health Care	10,651,009	-	-	10,651,009
Industrials	7,089,758	-	-	7,089,758
Information Technology	13,925,551	-	-	13,925,551
Materials	1,811,429	-	-	1,811,429
Telecommunicatoin Services	2,775,091	-	-	2,775,091
Utilities	1,326,980	-	-	1,326,980
Total Equity	62,950,473	-	-	62,950,473

Short Term Investments	3,004,935	-	-	3,004,935
Investments Purchased as Securities Lending Collateral	12,008,105	-	-	12,008,105

Total Investments in Securities	$ 77,963,513	$ -	$ -	$ 77,963,513

Other Financial Instruments*	$ 33,401	$ -	$ -	$ 33,401

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$33,401	Unrealized depreciation on futures contracts	$0
Total		$33,401		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The average monthly notional amount of futures, forwards and swaps during the year ended December 31, 2009 for were as follows:

Long Positions	AssetMark Fundamental IndexTM Large Company Growth Fund
Futures	$2,971,720

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 91.66%
	Aerospace & Defense - 2.06%
444	Alliant Techsystems, Inc. (a)	$39,192
7,560	Boeing Co. (b)	409,223
7,475	Honeywell International, Inc.	293,020
5,653	Northrop Grumman Corp.	315,720
2,474	Spirit Aerosystems Holdings, Inc. (a)(b)	49,133
		1,106,288
	Airlines - 0.57%
215	Alaska Air Group, Inc. (a)	7,430
6,708	AMR Corp. (a)	51,853
1,220	Continental Airlines, Inc. (a)(b)	21,862
3,991	Delta Air Lines, Inc. (a)	45,418
1,228	Jetblue Airways Corp. (a)	6,693
1,484	Skywest, Inc. (b)	25,109
8,633	UAL Corp. (a)(b)	111,452
7,470	US Airways Group, Inc. (a)(b)	36,155
		305,972
	Auto Components - 1.72%
6,140	Arvinmeritor, Inc. (b)	68,645
2,014	Autoliv, Inc.	87,327
892	Borgwarner, Inc.	29,632
339	Cooper Tire & Rubber Co.	6,797
5,238	Dana Holding Corp. (a)	56,780
4,393	Federal Mogul Corp. (a)	75,999
6,527	Goodyear Tire & Rubber Co. (a)	92,031
9,313	Johnson Controls, Inc.	253,686
3,043	Tenneco, Inc. (a)(b)	53,953
7,253	TRW Automotive Holdings Corp. (a)	173,202
1,041	WABCO Holdings, Inc.	26,847
		924,899
	Automobiles - 0.65%
33,754	Ford Motor Co. (a)(b)	337,540
519	Harley Davidson, Inc. (b)	13,079
		350,619
	Beverages - 0.61%
4,408	Coca Cola Enterprises, Inc.	93,450
3,365	Constellation Brands, Inc. (a)	53,604
3,003	Dr Pepper Snapple Group, Inc. (a)	84,985
1,543	Pepsi Bottling Group, Inc.	57,862
1,214	Pepsiamericas, Inc.	35,522
		325,423
	Building Products - 0.69%
2,202	Armstrong World Industries, Inc. (a)	85,724
820	Lennox International, Inc.	32,013
11,174	Masco Corp.	154,313
2,997	Owens Corning (a)	76,843
1,404	USG Corp. (a)(b)	19,726
		368,619
	Capital Markets - 0.62%
9,573	American Capital Ltd. (b)	23,358
13,186	E Trade Financial Corp. (a)	23,076
2,271	Legg Mason, Inc.	68,493
4,284	MF Global Ltd. (a)(b)	29,774
6,407	Morgan Stanley	189,647
		334,348
	Chemicals - 2.19%
1,377	Ashland, Inc.	54,557
1,183	Cabot Corp.	31,030
1,243	Cytec Industries, Inc.	45,270
12,552	The Dow Chemical Co.	346,812
7,617	E.I. du Pont de Nemours & Co.	256,464
1,311	Eastman Chemical Co.	78,975
6,938	Huntsman Corp.	78,330
1,300	Nalco Holding Company	33,163
1,740	Olin Corp.	30,485
2,091	PPG Industries, Inc.	122,407
2,125	Rockwood Holdings, Inc. (a)	50,065
2,435	RPM International, Inc.	49,503
		1,177,061
	Commercial Banks - 2.62%
2,513	Associated Banc Corp. (b)	27,668
12,456	Capitalsource, Inc.	49,450
33,321	Citizens Republic Bancorp Inc. (a)	22,992
903	Comerica, Inc.	26,702
918	East West Bancorp, Inc. (b)	14,504
22,200	Fifth Third Bancorp	216,450
6,477	First Bancorp (b)	14,897
3,181	First Horizon National Corp. (a)	42,624
0	FirstMerit Corp.	0
4,102	Fulton Financial Corp. (b)	35,769
8,693	Huntington Bancshares, Inc.	31,729
319	International Bancshares Corp. (b)	6,039
28,678	KeyCorp	159,163
14,333	Marshall & Ilsley Corp.	78,115
28,147	Popular, Inc.	63,612
17,033	Regions Financial Corp (b)	90,105
11,788	The South Financial Group	7,600
13,589	Suntrust Banks, Inc. (b)	275,721
5,315	Susquehanna Bancshares Inc. (b)	31,305
22,147	Synovus Financial Corp.	45,401
3,671	TCF Financial Corp. (b)	49,999
390	Trustmark Corp.	8,791
486	Webster Financial Corp.	5,769
4,114	Whitney Holding Corp.	37,479
1,485	Wilmington Trust Corp. (b)	18,325
3,519	Zions Bancorporation (b)	45,149
		1,405,358
	Commercial Services & Supplies - 1.10%
1,811	Avery Dennison Corp.	66,083
464	Brinks Co.	11,294
1,145	Deluxe Corp.	16,935
1,132	HNI Corp.	31,277
3,614	Pitney Bowes, Inc. (b)	82,255
4,290	R.R. Donnelley & Sons Co.	95,538
9,169	Steelcase, Inc.	58,315
649	United Stationers, Inc. (a)(b)	36,896
5,650	Waste Management Inc.	191,026
		589,619
	Communications Equipment - 0.22%
15,140	Motorola, Inc.	117,486
	Computers & Peripherals - 0.80%
15,425	Dell, Inc. (a)(b)	221,503
2,926	Lexmark International, Inc. (a)(b)	76,017
3,628	NCR Corp. (a)	40,380
2,356	Seagate Technology	42,856
4,968	Sun Microsystems, Inc. (a)	46,550
		427,306
	Construction & Engineering - 0.20%
2,082	Emcor Group, Inc. (a)	56,006
975	Granite Construction, Inc. (b)	32,818
1,164	Tutor Perini Corp. (a)	21,045
		109,869
	Consumer Finance - 0.78%
4,382	American Express Co.	177,559
2,662	Americredit Corp. (a)(b)	50,684
4,173	Capital One Financial Corp.	159,993
5,520	CompuCredit Holdings Corp. (a)(b)	18,382
123	Nelnet, Inc. (a)	2,119
818	SLM Corp. (a)	9,219
72	Student Loan Corp.	3,353
		421,309
	Containers & Packaging - 0.92%
2,813	Bemis, Inc.	83,405
2,116	Crown Holdings, Inc. (a)	54,127
2,281	Graphic Packaging Holding Co. (a)	7,915
1,873	Owens-Illinois, Inc. (a)	61,566
1,625	Packaging Corp. of America	37,391
1,288	Pactiv Corp. (a)	31,092
2,536	Sealed Air Corp.	55,437
387	Silgan Holdings, Inc.	22,400
1,810	Sonoco Products Co.	52,943
4,121	Temple Inland, Inc.	86,994
		493,270
	Distributors - 0.39%
1,718	Core-Mark Holding Co., Inc. (a)	56,625
4,024	Genuine Parts Co.	152,751
		209,376
	Diversified Consumer Services - 0.14%
505	Career Education Corp. (a)	11,772
1,428	Regis Corp. (b)	22,234
5,038	Service Corp International	41,261
		75,267
	Diversified Financial Services - 2.38%
51,127	Bank Of America Corporation (b)	769,973
147,896	Citigroup, Inc.	489,536
1,320	PHH Corp. (a)(b)	21,265
		1,280,774
	Diversified Telecommunication Services - 2.15%
11,250	Frontier Communications Corp.	87,862
8,292	Level 3 Communications, Inc. (a)	12,687
49,633	Qwest Communications International Inc.	208,955
25,520	Verizon Communications, Inc. (b)	845,478
		1,154,982
	Electric Utilities - 3.94%
10,317	AES Corp. (a)	137,319
1,539	Allegheny Energy, Inc.	36,136
6,566	American Electric Power Company, Inc.	228,431
20,159	Duke Energy Corp.	346,936
6,424	Edison International	223,427
2,313	Entergy Corp.	189,296
3,436	FirstEnergy Corp.	159,602
1,018	Great Plains Energy, Inc.	19,739
4,658	Hawaiian Electric Industries, Inc. (b)	97,352
1,411	IDACORP, Inc.	45,082
2,412	Northeast Utilities	62,206
2,132	NV Energy, Inc.	26,394
5,725	Pepco Holdings, Inc. (b)	96,466
1,904	Pinnacle West Capital Corp.	69,648
1,014	PNM Resources, Inc.	12,827
1,283	Portland General Electric Co.	26,186
3,578	PPL Corp.	115,605
4,042	Progress Energy, Inc.	165,762
466	Unisource Energy Corp.	15,001
1,826	Westar Energy, Inc.	39,661
		2,113,076
	Electrical Equipment - 0.25%
589	A.O. Smith Corp.	25,557
643	Acuity Brands, Inc. (b)	22,916
1,047	General Cable Corp. (a)	30,803
466	Hubbell, Inc.	22,042
856	Thomas & Betts Corp. (a)	30,636
		131,954
	Electronic Equipment & Instruments - 1.53%
937	Anixter International, Inc. (a)	44,133
4,211	Arrow Electronics, Inc. (a)	124,688
4,770	Avnet, Inc. (a)	143,863
1,977	Benchmark Electronics, Inc. (a)	37,385
6,955	Ingram Micro, Inc. (a)	121,365
3,488	Insight Enterprises, Inc. (a)	39,833
3,756	Jabil Circuit, Inc.	65,242
1,154	Synnex Corp. (a)(b)	35,381
3,324	Tech Data Corp. (a)	155,098
6,529	Vishay Intertechnology, Inc. (a)	54,517
		821,505
	Energy Equipment & Services - 0.48%
2,231	Exterran Holdings, Inc. (a)(b)	47,855
2,475	Helix Energy Solutions Group Inc. (a)	29,081
3,502	Key Energy Services, Inc. (a)	30,783
2,150	Nabors Industries Ltd. (a)	47,063
327	Oil States International, Inc. (a)	12,848
1,242	Patterson-UTI Energy, Inc.	19,065
334	Seacor Holdings, Inc. (a)	25,467
803	Smith International, Inc.	21,818
366	Superior Energy Services, Inc. (a)	8,890
355	Unit Corp. (a)	15,087
		257,957
	Food & Staples Retailing - 5.21%
1,708	BJ's Wholesale Club, Inc. (a)	55,869
5,612	The Great Atlantic & Pacific Tea Inc. (a)(b)	66,165
13,456	Kroger Co.	276,252
1,029	Nash Finch Co.	38,165
33,736	Rite Aid Corp. (a)(b)	50,941
821	Ruddick Corp.	21,124
15,837	Safeway, Inc.	337,170
13,110	Supervalu, Inc.	166,628
9,382	SYSCO Corp. (b)	262,133
27,071	Wal-Mart Stores, Inc.	1,446,945
630	Weis Markets, Inc.	22,907
5,292	Winn Dixie Stores, Inc. (a)	53,132
		2,797,431
	Food Products - 3.22%
11,204	Archer Daniels Midland Co.	350,797
3,105	Bunge Limited (b)	198,192
1,878	Chiquita Brands International, Inc. (a)(b)	33,879
6,132	Conagra Foods, Inc.	141,343
1,001	Corn Products International, Inc. (b)	29,259
12,040	Dean Foods Co. (a)	217,202
2,205	Del Monte Foods Co.	25,005
257	Fresh Del Monte Produce, Inc. (a)	5,680
17,797	Kraft Foods, Inc.	483,722
7,887	Sara Lee Corp.	96,064
3,046	Smithfield Foods, Inc. (a)(b)	46,269
8,220	Tyson Foods, Inc.	100,859
		1,728,271
	Gas Utilities - 0.69%
972	AGL Resources, Inc. (b)	35,449
1,423	Atmos Energy Corp.	41,836
666	New Jersey Resources Corp.	24,908
2,198	Nicor, Inc. (b)	92,536
1,034	Oneok Inc.	46,085
930	Piedmont Natural Gas, Inc. (b)	24,878
1,065	Southwest Gas Corp.	30,385
1,773	UGI Corp.	42,889
891	WGL Holdings, Inc.	29,884
		368,850
	Health Care Equipment & Supplies - 0.24%
3,367	CareFusion Corp. (a)	84,209
1,434	Hill-Rom Holdings, Inc.	34,401
227	Teleflex, Inc.	12,233
		130,843
	Health Care Providers & Services - 2.97%
1,510	Amerigroup Corp. (a)	40,710
8,943	Cardinal Health, Inc.	288,322
1,417	Community Health Systems Inc. (a)	50,445
4,762	Coventry Health Care, Inc. (a)	115,669
698	Davita, Inc. (a)	41,001
3,498	Health Management Associates, Inc. (a)	25,430
4,320	Health Net, Inc. (a)	100,613
4,392	Humana, Inc. (a)	192,765
3,451	Kindred Healthcare, Inc. (a)	63,705
613	Lifepoint Hospitals, Inc. (a)	19,929
710	Lincare Holdings, Inc. (a)(b)	26,355
4,398	Tenet Healthcare Corp. (a)	23,705
4,214	Universal American Corp. (a)	49,304
651	Wellcare Health Plans, Inc. (a)	23,931
9,141	Wellpoint, Inc. (a)	532,829
		1,594,713
	Hotels, Restaurants & Leisure - 1.06%
7,809	AFC Enterprises, Inc. (a)	63,721
1,801	Boyd Gaming Corp. (a)(b)	15,074
2,091	Brinker International, Inc.	31,198
799	Burger King Holdings, Inc.	15,037
1,017	Darden Restaurants, Inc.	35,666
5,667	Domino's Pizza, Inc. (a)	47,490
5,654	MGM MIRAGE (a)	51,565
604	Penn National Gaming, Inc. (a)	16,417
2,021	Royal Caribbean Cruises Ltd. (a)(b)	51,091
2,448	Starwood Hotels & Resorts Worldwide, Inc.	89,523
2,526	Wyndham Worldwide Corp.	50,949
2,906	Yum Brands, Inc. (b)	101,623
		569,354
	Household Durables - 1.68%
3,909	Beazer Homes USA, Inc. (a)(b)	18,920
1,508	Black & Decker Corp. (b)	97,764
3,859	D.R. Horton, Inc.	41,947
2,233	Fortune Brands, Inc.	96,466
7,647	Hovnanian Enterprises, Inc. (a)(b)	29,364
1,347	Jarden Corp.	41,636
3,617	KB Home	49,480
2,908	Leggett & Platt, Inc.	59,323
2,723	Lennar Corp.	34,773
199	M.D.C Holdings, Inc.	6,177
1,866	Mohawk Industries, Inc. (a)(b)	88,822
3,453	Newell Rubbermaid, Inc. (b)	51,829
97	NVR, Inc. (a)	68,939
1,145	Pulte Homes, Inc.	11,450
1,799	Ryland Group, Inc.	35,440
980	Toll Brothers, Inc. (a)(b)	18,434
1,903	Whirlpool Corp. (b)	153,496
		904,260
	Household Products - 0.10%
844	Clorox Co.	51,484
	Independent Power Producers & Energy Traders - 0.47%
5,892	Calpine Corp. (a)	64,812
1,284	Constellation Energy Group Inc.	45,158
24,649	Dynegy Inc. (a)	44,615
5,175	Mirant Corp. (a)	79,022
3,521	RRI Energy, Inc. (a)	20,140
		253,747
	Industrial Conglomerates - 1.70%
53,553	General Electric Co. (b)	810,257
5,429	Textron, Inc. (b)	102,119
		912,376
	Insurance - 6.84%
5,215	Allstate Corp.	156,659
2,425	American Financial Group, Inc.	60,504
3,923	American International Group, Inc. (a)(b)	117,612
1,218	American National Insurance Company	145,478
1,700	Arch Capital Group Ltd. (a)	121,635
2,619	Assurant, Inc.	77,208
7,530	Chubb Corp.	370,325
3,852	Cincinnati Financial Corp. (b)	101,076
11,009	Conseco, Inc. (a)	55,045
1,174	Endurance Specialty Holdings Ltd.	43,708
3,315	Fidelity National Financial, Inc.	44,620
2,428	First American Corp. (b)	80,391
2,289	Hartford Financial Services Group, Inc.	53,242
4,529	Lincoln National Corp.	112,682
6,239	Loews Corp.	226,788
11,613	Metlife, Inc.	410,520
1,892	Old Republic International Corp.	18,996
491	OneBeacon Insurance Group, Ltd.	6,766
2,007	The Phoenix Companies, Inc. (a)(b)	5,579
2,840	Principal Financial Group Inc.	68,274
3,765	Progressive Corp. (a)	67,732
1,827	Protective Life Corp.	30,237
4,702	Prudential Financial, Inc.	233,972
1,845	Selective Insurance Group, Inc.	30,350
974	StanCorp Financial Group, Inc. (b)	38,980
1,424	Torchmark Corp.	62,585
9,269	Travelers Companies, Inc.	462,152
1,486	Unitrin, Inc.	32,766
9,391	Unum Group	183,312
2,585	W.R. Berkley Corp.	63,694
7,298	XL Capital Ltd.	133,772
1,811	Zenith National Insurance Corp.	53,895
		3,670,555
	Internet Software & Services - 0.10%
1,692	AOL Inc. (a)(b)	39,390
820	IAC/InterActiveCorp (a)(b)	16,793
		56,183
	IT Services - 0.67%
1,193	Affiliated Computer Services, Inc. (a)	71,210
449	CACI International, Inc. (a)	21,934
3,485	Computer Sciences Corp. (a)	200,492
2,584	Convergys Corp. (a)	27,778
592	DST Systems Inc. (a)	25,782
623	The Western Union Co.	11,743
		358,939
	Leisure Equipment & Products - 0.21%
4,985	Brunswick Corp. (b)	63,359
5,235	Eastman Kodak Co. (b)	22,092
583	Polaris Industires, Inc. (b)	25,436
		110,887
	Machinery - 2.57%
2,598	Agco Corp. (a)(b)	84,019
1,665	Briggs & Stratton Corp.	31,152
4,289	Caterpillar Inc.	244,430
1,137	Crane Co.	34,815
2,946	Deere & Co. (b)	159,349
1,874	Eaton Corp.	119,224
189	Gardner Denver, Inc. (a)	8,042
1,114	Harsco Corp.	35,904
1,159	Kennametal, Inc.	30,041
244	Manitowoc, Inc.	2,433
1,520	Mueller Industries, Inc.	37,757
3,631	Mueller Water Products, Inc. - Class A	18,881
248	Nacco Industires, Inc.	12,350
1,313	Navistar International Corp. (a)	50,748
4,649	Paccar, Inc.	168,619
1,577	Parker Hannifin Corp.	84,969
782	Snap On, Inc.	33,047
937	SPX Corp.	51,254
849	The Stanley Works (b)	43,732
2,565	Terex Corp. (a)	50,813
2,550	Timken Co.	60,461
1,125	Trinity Industries, Inc.	19,620
		1,381,660
	Marine - 0.05%
740	Alexander & Baldwin, Inc.	25,330
	Media - 4.59%
5,628	Belo Corp. (b)	30,616
604	Cablevision Systems Corp.	15,595
19,545	CBS Corp.	274,607
1,906	Cinemark Holdings, Inc.	27,389
2,916	Clear Channel Outdoor Holdings, Inc. (a)	30,297
3,898	Dish Network Corp. (a)	80,961
6,705	The E.W. Scripps Co. (a)	46,667
9,902	Gannett Co., Inc. (b)	147,045
8,446	Interpublic Group Cos., Inc. (a)	62,331
3,482	Liberty Global, Inc. (a)	76,291
9,514	Liberty Media Corporation - Interactive (a)	103,132
2,046	Live Nation, Inc. (a)(b)	17,411
4,070	McGraw-Hill Companies, Inc.	136,386
902	Meredith Corp. (b)	27,827
3,728	New York Times Co. (a)(b)	46,078
3,386	Omnicom Group, Inc.	132,562
3,400	RCN Corp. (a)	36,890
5,563	Regal Entertainment Group	80,330
931	Scholastic Corp. (b)	27,772
6,625	Time Warner Cable, Inc.	274,209
18,615	Time Warner, Inc.	542,441
5,057	Viacom, Inc. (a)	150,345
408	Virgin Media, Inc.	6,867
7,322	Warner Music Group Corp. (a)	41,442
115	The Washington Post Company	50,554
		2,466,045
	Metals & Mining - 1.45%
2,546	AK Steel Holding Corp.	54,357
18,800	Alcoa, Inc.	303,056
1,371	Allegheny Technologies, Inc.	61,380
3,716	Century Alumminum Co. (a)	60,162
2,005	Commercial Metals Co.	31,378
1,595	Nucor Corp.	74,407
763	Steel Dynamics, Inc.	13,520
3,084	United States Steel Corp. (b)	169,990
935	Worthington Industires, Inc.	12,221
		780,471
	Multiline Retail - 2.19%
1,581	Big Lots, Inc. (a)(b)	45,817
1,872	Dillard's, Inc. (b)	34,539
1,842	Family Dollar Stores, Inc.	51,263
4,430	J.C. Penney Co., Inc.	117,882
9,328	Macy's, Inc. (b)	156,337
1,757	Nordstrom, Inc. (b)	66,028
3,553	Saks, Inc. (a)	23,308
3,987	Sears Holdings Corp. (a)(b)	332,715
7,213	Target Corp.	348,893
		1,176,782
	Multi-Utilities - 4.75%
2,095	Alliant Energy Corp.	63,395
8,698	Ameren Corp.	243,109
1,060	Avista Corp.	22,885
404	Black Hills Corp.	10,758
6,989	CenterPoint Energy, Inc.	101,410
6,324	CMS Energy Corp. (b)	99,034
7,141	Consolidated Edison, Inc.	324,416
4,399	Dominion Resources, Inc.	171,209
3,870	DTE Energy Co.	168,693
1,501	Integrys Energy Group, Inc.	63,027
2,026	MDU Resources Group, Inc.	47,814
6,792	Nisource, Inc.	104,461
593	Northwestern Corp. (b)	15,430
1,714	NRG Energy, Inc. (a)	40,468
1,719	NSTAR	63,259
1,160	OGE Energy Corp.	42,792
4,949	PG&E Corp.	220,973
6,156	Public Services Enterprise Group Inc.	204,687
1,560	Scana Corp.	58,781
3,335	Sempra Energy	186,693
3,340	Teco Energy, Inc.	54,175
1,391	Vectren Corp.	34,330
1,260	Wisconsin Energy Corp.	62,786
6,930	Xcel Energy, Inc. (b)	147,055
		2,551,640
	Office Electronics - 0.18%
11,386	Xerox Corp. (b)	96,326
	Oil & Gas - 15.04%
453	Alon USA Energy, Inc.	3,099
17,013	Chevron Corp.	1,309,831
19,065	ConocoPhillips	973,650
4,060	Crosstex Energy, Inc. (b)	24,563
2,322	CVR Energy, Inc. (a)	15,929
2,517	Delek US Holdings, Inc.	17,141
1,813	El Paso Corp.	17,822
53,212	Exxon Mobil Corp. (b)	3,628,526
1,573	Forest Oil Corp. (a)	34,999
960	Frontier Oil Corp. (b)	11,558
983	Frontline Ltd. (b)	26,856
2,787	General Maritime Corp.	19,481
7,069	Hess Corp.	427,675
843	Holly Corp.	21,606
12,111	Marathon Oil Corp.	378,105
892	Mariner Energy, Inc. (a)	10,356
2,161	Murphy Oil Corp.	117,126
924	Overseas Shipholding Group, Inc. (b)	40,610
530	Ship Finance International Ltd. (b)	7,224
576	Southern Union Co.	13,075
6,623	Sunoco, Inc.	172,860
1,368	Teekay Corporation	31,751
8,109	Tesoro Corp. (b)	109,877
4,958	USEC, Inc. (a)(b)	19,088
25,737	Valero Energy Corp.	431,095
2,620	W & T Offshore, Inc. (b)	30,654
7,243	Western Refining, Inc. (a)(b)	34,115
7,054	Williams Companies, Inc.	148,698
		8,077,370
	Paper & Forest Products - 0.84%
2,341	Domtar Corp. (a)	129,715
5,910	International Paper Co.	158,270
1,966	Louisiana-Pacific Corp. (a)	13,723
1,640	Meadwestvaco Corp.	46,953
2,375	Weyerhaeuser Co.	102,457
		451,118
	Personal Products - 0.06%
2,732	Bare Escentuals, Inc. (a)	33,412
	Pharmaceuticals - 0.02%
960	King Pharmaceuticals, Inc. (a)	11,779
	Professional Services - 0.41%
3,526	Kelly Services, Inc. (a)	42,065
3,272	Manpower, Inc.	178,586
		220,651
	Real Estate - 0.05%
1,899	CB Richard Ellis Group, Inc. (a)	25,769
	Road & Rail - 0.86%
1,489	AMERCO (a)(b)	74,033
6,580	Avis Budget Group (a)(b)	86,330
994	Con-Way, Inc.	34,700
1,393	Dollar Thrifty Automotive Group, Inc. (a)(b)	35,675
7,561	Hertz Global Holdings, Inc. (a)(b)	90,127
1,696	Ryder Systems, Inc.	69,824
3,105	Werner Enterprises, Inc.	61,448
11,641	YRC Worldwide, Inc. (a)(b)	9,776
		461,913
	Semiconductor & Semiconductor Equipment - 0.27%
2,884	Advanced Micro Devices, Inc. (a)	27,917
5,584	Amkor Technology, Inc. (a)(b)	39,981
3,055	Fairchild Semiconductor International (a)	30,519
1,662	Micron Technology, Inc. (a)(b)	17,551
1,181	Novellus Systems, Inc. (a)	27,565
		143,533
	Specialty Retail - 3.57%
676	Abercrombie & Fitch Co.	23,559
969	Asbury Automotive Group, Inc. (a)	11,173
5,843	AutoNation, Inc. (a)(b)	111,893
377	AutoZone, Inc. (a)	59,592
2,132	Barnes & Noble, Inc.	40,657
3,445	Best Buy Co., Inc. (b)	135,940
6,981	Borders Group, Inc. (a)(b)	8,238
1,483	Collective Brands, Inc. (a)	33,768
5,255	Foot Locker, Inc.	58,541
1,240	Group 1 Automotive, Inc. (a)(b)	35,154
17,997	Home Depot, Inc.	520,653
6,675	Limited Brands, Inc.	128,427
14,219	Lowe's Companies, Inc.	332,582
714	Mens Wearhouse, Inc.	15,037
7,968	Office Depot, Inc. (a)	51,394
4,234	OfficeMax, Inc. (a)	53,729
2,653	The Pantry, Inc. (a)	36,054
3,314	Penske Automotive Group, Inc. (a)(b)	50,307
2,718	Radioshack Corp.	53,001
2,045	Rent-A-Center, Inc. (a)	36,237
2,007	Signet Jewelers Limited (a)	53,627
2,459	Sonic Automotive, Inc.	25,549
1,992	Williams Sonoma, Inc.	41,394
		1,916,506
	Textiles, Apparel & Luxury Goods - 0.16%
1,303	Hanesbrands, Inc. (a)	31,415
1,734	Jones Apparel Group, Inc.	27,848
4,354	Liz Claiborne, Inc. (a)	24,513
		83,776
	Thrifts & Mortgage Finance - 0.04%
1,171	Astoria Financial Corp.	14,556
1,425	MGIC Investment Corp. (a)(b)	8,236
		22,792
	Tobacco - 1.31%
34,396	Altria Group, Inc.	675,194
604	Universal Corp. (b)	27,548
		702,742
	Trading Companies & Distributors - 0.33%
5,253	BlueLinx Holdings, Inc. (a)(b)	14,551
751	GATX Corp.	21,591
4,264	RSC Holdings, Inc. (a)(b)	30,019
6,741	United Rentals, Inc. (a)	66,129
1,628	Wesco International, Inc. (a)	43,972
		176,262
	Water Utilities - 0.11%
2,568	American Water Works Co., Inc.	57,549
	Wireless Telecommunication Services - 0.64%
44	Leap Wireless International, Inc. (a)	772
3,598	MetroPCS Communications, Inc. (a)	27,453
45,493	Sprint Nextel Corp. (a)	166,505
2,547	Telephone & Data Systems, Inc.	86,394
1,454	United States Cellular Corp. (a)	61,664
		342,788
	Total Common Stocks (Cost $42,299,685)	49,216,444

	MANAGEMENT INVESTMENT COMPANIES - 0.08%
	Capital Markets - 0.08%
12,666	Allied Capital Corp.	45,724
	Total Management Investment Companies (Cost $31,941)	45,724

	REAL ESTATE INVESTMENT TRUSTS - 0.26%
	Real Estate Investment Trusts - 0.26%
633	Apartment Investment & Management Co.	10,077
1,837	Ashford Hospitality Trust, Inc. (a)(b)	8,524
47	CBL & Associates Properties, Inc. (b)	454
423	Colonial Properties Trust	4,962
1,838	Developers Diversified Realty Corp. (b)	17,020
2,612	Felcor Lodging Trust, Inc. (a)	9,403
7,905	iStar Financial, Inc. (a)(b)	20,237
3,546	NorthStar Realty Finance Corp.	12,163
552	Pennsylvania Real Estate Investment Trust (b)	4,670
2,440	ProLogis (b)	33,404
6,498	RAIT Financial Trust (a)(b)	8,512
967	Sunstone Hotel Investors, Inc.	8,587
	Total Real Estate Investment Trusts (Cost $130,344)	138,013

	SHORT TERM INVESTMENTS - 7.08%
	Short-Term Investments - 7.08%
3,801,621	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,801,621
	Total Short Term Investments (Cost $3,801,621)	3,801,621

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.58%
	Money Market Funds - 25.58%
13,738,728	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	13,738,728

	Total Mutual Funds (Cost $13,738,728)	13,738,728

	Total Investments Purchased as Securities Lending Collateral (Cost $13,738,728)	13,738,728

	Total Investments (Cost $60,002,319) - 124.66%	66,940,530
	Liabilities in Excess of Other Assets - (24.66)%	(13,243,784)
	TOTAL NET ASSETS - 100.00%	$53,696,746

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$60,002,319
	Gross unrealized appreciation	7,937,323
	Gross unrealized depreciation	(999,112)
	Net unrealized appreciation	$6,938,211

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
Schedule of Open Futures Contracts
December 31, 2009
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Apreciation
	S&P 500 Index Mini Futures	75	4,200,895	Mar-10	$ 93,116

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 8,787,771	$ -	$ -	$ 8,787,771
Consumer Staples	5,638,763	-	-	5,638,763
Energy	8,335,327	-	-	8,335,327
Financials	7,344,641	-	-	7,344,641
Health Care	1,737,335	-	-	1,737,335
Industrials	5,790,514	-	-	5,790,514
Information Technology	2,021,278	-	-	2,021,278
Materials	2,901,920	-	-	2,901,920
Telecommunicatoin Services	1,497,770	-	-	1,497,770
Utilities	5,344,862	-	-	5,344,862
Total Equity	49,400,181	-	-	49,400,181

Short Term Investments	3,801,621	-	-	3,801,621
Investments Purchased as Securities Lending Collateral	13,738,728	-	-	13,738,728

Total Investments in Securities	$ 66,940,530	$ -	$ -	$ 66,940,530

Other Financial Instruments*	$ 93,116	$ -	$ -	$ 93,116

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$93,116	Unrealized depreciation on futures contracts	$0
Total		$93,116		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The average monthly notional amount of futures, forwards and swaps during the year ended December 31, 2009 for were as follows:

Long Positions	AssetMark Fundamental IndexTM Large Company Value Fund
Futures	$2,303,464

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 88.55%
	Aerospace & Defense - 0.84%
580	AeroVironment, Inc. (a)(b)	$16,866
157	American Science & Engineering, Inc.	11,907
597	Cubic Corp.	22,268
1,264	Curtiss Wright Corp.	39,589
443	Ducommun Inc.	8,289
380	TransDigm Group, Inc.	18,046
277	Triumph Group, Inc.	13,365
		130,330
	Airlines - 0.52%
252	Allegiant Travel Co. (a)(b)	11,887
1,016	Copa Holdings, S.A.	55,341
2,039	Hawaiian Holdings, Inc. (a)	14,273
		81,501
	Beverages - 0.28%
402	Central European District Corp. (a)(b)	11,421
817	Hansen Natural Corp. (a)	31,373
		42,794
	Biotechnology - 0.11%
1,066	Alkermes, Inc. (a)	10,031
378	Cubist Pharmaceuticals, Inc. (a)	7,171
		17,202
	Building Products - 0.54%
393	Ameron International, Inc.	24,940
1,252	Simpson Manufacturing Co, Inc. (b)	33,666
711	Universal Forest Products, Inc.	26,172
		84,778
	Capital Markets - 3.40%
3,247	BGC Partners, Inc. (b)	15,001
4,309	Calamos Asset Management, Inc.	49,683
1,314	Cohen & Steers, Inc. (b)	30,012
732	Epoch Holding Corp. (b)	7,649
760	Fifth Street Finance Corp. (b)	8,162
691	Gamco Investors, Inc.	33,368
381	Greenhill & Co, Inc.	30,571
867	Hercules Technology Growth Capital Inc.	9,008
2,034	Investment Technology Group (a)	40,070
466	KBW, Inc. (a)	12,750
2,413	Knight Capital Group, Inc. (a)	37,160
2,476	Kohlberg Capital Corp. (b)	11,291
984	Lazard Ltd.	37,363
1,562	Main Street Capital Corp. (b)	25,180
1,482	optionsXpress Holdings, Inc.	22,897
495	Piper Jaffray Cos. (a)	25,052
663	Riskmetrics Group, Inc. (a)	10,548
417	Stifel Financial Corp. (a)(b)	24,703
1,600	Thomas Weisel Partners Group, Inc. (a)(b)	6,048
1,120	Tradestation Group, Inc. (a)(b)	8,837
638	Triangle Capital Corp. (b)	7,713
819	U.S. Global Investors, Inc. (b)	10,082
2,197	Waddell & Reed Financial, Inc.	67,096
		530,244
	Chemicals - 1.17%
880	Calgon Carbon Corp. (a)(b)	12,232
309	Hawkins, Inc. (b)	6,746
1,685	Innospec, Inc.	17,002
1,196	Koppers Holdings, Inc.	36,406
1,127	Minerals Technologies, Inc.	61,388
260	Newmarket Corp.	29,840
1,463	Omnova Solutions, Inc. (a)(b)	8,968
523	Zep, Inc. (b)	9,058
		181,640
	Commercial Banks - 8.74%
776	American National Bankshares, Inc. (b)	16,994
559	Ames National Corp. (b)	11,800
476	Arrow Financial Corp. (b)	11,900
1,151	BancFirst Corp. (b)	42,633
3,015	Banco Latinoamericano de Exportaciones, S.A.	41,909
1,340	Bancorp Inc. (a)(b)	9,192
278	Bank Of The Ozarks, Inc.	8,137
751	Bridge Bancorp, Inc. (b)	18,054
508	Bryn Mawr Bank Corp. (b)	7,666
362	Camden National Corp. (b)	11,837
1,899	Center Bancorp, Inc. (b)	16,939
520	Chicopee Bancorp, Inc. (a)(b)	6,490
270	Citizens Holding Co. (b)	6,045
976	City Holding Co.	31,554
499	CNB Financial Corp.	7,979
1,149	Columbia Banking System, Inc.	18,591
978	Community Trust Bancorp, Inc. (b)	23,912
5,371	CVB Financial Corp. (b)	46,405
497	First Bancorp Inc. (b)	7,664
1,169	First Bancorp (b)	16,331
2,167	First Financial Bancorp	31,552
343	First Financial Bankshares (b)	18,601
1,113	First Financial Corp. (b)	33,969
514	First Long Island Corp. (b)	12,978
2,994	Glacier Bancorp Inc. (b)	41,078
576	Great Southern Bancorp, Inc. (b)	12,303
1,140	Hancock Holding Co.	49,921
580	Heritage Financial Corp.	7,992
301	Home Bancshares, Inc.	7,245
503	Iberiabank Corp.	27,066
861	Independent Bank Corp.	17,986
1,776	Investors Bancorp, Inc. (a)	19,429
490	Lakeland Financial Corp. (b)	8,452
2,200	MB Financial Inc.	43,384
341	National Bankshares, Inc. (b)	9,647
1,776	NBT Bancorp, Inc.	36,177
332	Norwood Financial Corp. (b)	9,492
869	Pacific Continental Corp. (b)	9,941
2,297	PacWest Bancorp (b)	46,285
316	Penns Woods Bancorp, Inc. (b)	10,251
404	Peoples Financial Corp. (b)	8,209
1,445	Pinnacle Financial Partners, Inc. (a)(b)	20,548
1,720	Privatebancorp, Inc. (b)	15,428
1,023	Prosperity Bancshares, Inc.	41,401
711	Republic Bancorp Inc. (b)	14,647
491	S.Y. Bancorp, Inc. (b)	10,483
952	SCBT Financial Corp. (b)	26,361
1,188	Shore Bancshares, Inc. (b)	17,178
689	Signature Bank (a)	21,979
661	Simmons 1st National Corp. (b)	18,376
513	Southside Bancshares, Inc. (b)	10,065
1,433	Stellarone Corp. (b)	14,273
5,437	Sterling Bancshares, Inc. (b)	27,892
925	Suffolk Bancorp (b)	27,473
833	SVB Financial Group (a)(b)	34,728
978	Texas Capital Bancshares Inc. (a)	13,653
425	Tompkins Financial Corp.	17,213
1,095	TowneBank (b)	12,790
643	UMB Financial Corp.	25,302
4,680	Umpqua Holdings Corp.	62,759
545	United Security Bancshares, Inc. (b)	9,341
875	Univest Corp. of PA (b)	15,339
539	WestAmerica Bancorporation (b)	29,844
4,875	Western Alliance Bancorp (a)(b)	18,428
1,038	Wintrust Financial Corp. (b)	31,960
		1,361,451
	Commercial Services & Supplies - 2.74%
1,206	American Ecology Corp.	20,550
1,414	APAC Customer Services, Inc. (a)(b)	8,427
919	Clean Harbors, Inc. (a)	54,782
941	Copart, Inc. (a)(b)	34,469
1,215	G & K Services, Inc.	30,533
562	The Geo Group, Inc. (a)	12,296
839	Healthcare Services Group, Inc.	18,005
4,806	Knoll, Inc.	49,646
548	McGrath RentCorp	12,253
3,015	Miller Herman, Inc.	48,180
1,461	Rollins, Inc.	28,168
570	Standard Parking Corp. (a)	9,052
475	Stericycle, Inc. (a)	26,206
886	Sykes Enterprises, Inc. (a)	22,566
953	Tetra Tech Inc. (a)	25,893
796	Waste Connections, Inc. (a)	26,539
		427,565
	Communications Equipment - 2.63%
941	ADTRAN, Inc.	21,220
1,567	Airvana, Inc. (a)	11,909
3,414	Arris Group, Inc. (a)	39,022
1,183	Bel Fuse, Inc.	25,423
2,209	Brocade Communications Systems, Inc. (a)	16,855
1,507	Ciena Corp. (a)(b)	16,336
747	Comtech Telecommunications Corp. (a)(b)	26,182
2,767	Emulex Corp. (a)	30,160
531	F5 Networks, Inc. (a)	28,132
526	InterDigital, Inc. (a)(b)	13,960
1,143	Ixia (a)	8,504
2,193	JDS Uniphase Corp. (a)	18,092
297	Loral Space & Communications Ltd. (a)	9,388
1,950	Plantronics Inc.	50,661
1,528	Polycom, Inc. (a)	38,154
833	Seachange International, Inc. (a)	5,473
4,323	Sonus Networks, Inc. (a)(b)	9,122
483	Sycamore Networks, Inc. (b)	10,100
1,128	Tekelec (a)	17,236
457	ViaSat, Inc. (a)(b)	14,523
		410,452
	Computers & Peripherals - 0.39%
587	Netezza Corp. (a)	5,694
2,122	QLogic Corp. (a)	40,042
501	Synaptics, Inc. (a)(b)	15,356
		61,092
	Construction & Engineering - 0.34%
1,587	Great Lakes Dredge & Dock Corp.	10,284
662	Insituform Technologies, Inc. (a)	15,041
1,651	Primoris Services Corp. (b)	13,158
414	Texas Industries, Inc.	14,486
		52,969
	Construction Materials - 0.25%
1,495	Eagle Materials, Inc.	38,945
	Consumer Finance - 0.14%
273	Cash America International, Inc. (b)	9,544
279	Credit Acceptance Corp. (a)(b)	11,746
		21,290
	Containers & Packaging - 0.04%
177	AEP Industries, Inc. (a)	6,776
	Distributors - 0.10%
782	LKQ Corp. (a)	15,319
	Diversified Consumer Services - 2.02%
878	Brink's Home Security Holdings, Inc. (a)	28,658
226	Coinstar, Inc. (a)(b)	6,278
2,366	Corinthian Colleges, Inc. (a)(b)	32,580
1,184	CPI Corp. (b)	14,540
210	Devry Inc.	11,913
2,058	Hillenbrand, Inc.	38,773
392	ITT Educational Services, Inc. (a)(b)	37,616
315	Lincoln Educational Services Corp. (a)(b)	6,826
261	Matthews International Corp.	9,247
333	Pre Paid Legal Services, Inc. (a)(b)	13,680
2,536	Sotheby's (b)	57,009
410	Steiner Leisure Ltd. (a)	16,302
145	Strayer Education, Inc. (b)	30,811
537	Universal Technical Institute, Inc. (a)(b)	10,847
		315,080
	Diversified Financial Services - 0.09%
518	Financial Federal Corp.	14,245
	Diversified Telecommunication Services - 1.03%
241	Abovenet, Inc. (a)	15,675
2,899	Alaska Communications Systems Group, Inc. (b)	23,134
185	Atlantic Tele Network, Inc. (b)	10,177
1,395	Cbeyond, Inc. (a)(b)	21,971
2,588	Consolidated Communications Holdings, Inc.	45,290
2,529	tw telecom inc. (a)(b)	43,347
		159,594
	Electric Utilities - 0.14%
421	ITC Holdings Corp.	21,930
	Electrical Equipment - 2.27%
1,783	Belden, Inc.	39,083
1,247	Encore Wire Corp. (b)	26,274
652	First Solar, Inc. (a)(b)	88,281
636	Franklin Electric Co., Inc.	18,495
2,304	Graftech International Ltd. (a)	35,827
15,266	GT Solar International, Inc. (a)(b)	84,879
380	Ii Vi, Inc. (a)	12,084
859	SunPower Corp. (a)	20,341
1,328	Vicor Corp. (a)	12,351
620	Woodward Governor Co.	15,977
		353,592
	Electronic Equipment & Instruments - 2.59%
1,462	Cognex Corp.	25,907
1,362	Daktronics, Inc.	12,544
990	Dolby Laboratories, Inc. (a)	47,253
2,526	Electro Rent Corp.	29,150
1,054	Electro Scientific Industries (a)	11,404
1,253	FLIR Systems, Inc. (a)	40,998
592	Itron, Inc. (a)	40,001
1,594	L-1 Identity Solutions, Inc. (a)	11,939
297	MTS Systems Corp.	8,536
399	Multi Fineline Electronix Inc. (a)(b)	11,320
1,468	National Instruments Corp.	43,232
869	Park Electrochemical Corp.	24,019
788	Rofin Sinar Technologies Inc. (a)	18,605
1,734	Trimble Navigation Ltd. (a)(b)	43,697
1,220	Zebra Technologies Corp. (a)	34,599
		403,204
	Energy Equipment & Services - 2.03%
575	Atwood Oceanics, Inc. (a)	20,614
3,101	Cal Dive International, Inc. (a)	23,444
377	Carbo Ceramics, Inc. (b)	25,700
1,534	Dresser-Rand Group, Inc. (a)	48,490
696	Dril-Quip, Inc. (a)	39,310
318	GulfMark Offshore, Inc. (a)	9,003
369	Hornbeck Offshore Services, Inc. (a)	8,590
405	Lufkin Industries, Inc.	29,646
1,376	Oceaneering International, Inc. (a)	80,523
2,925	RPC, Inc.	30,420
		315,740
	Food & Staples Retailing - 0.37%
1,362	Andersons, Inc.	35,167
235	Arden Group, Inc. (b)	22,471
		57,638
	Food Products - 1.35%
265	Alico, Inc. (b)	7,542
284	American Italian Pasta Co. (a)	9,880
2,782	B&G Foods, Inc.	25,539
1,930	Darling International, Inc. (a)	16,173
299	Diamond Foods, Inc.	10,627
338	Farmer Brothers Co.	6,672
289	J & J Snack Foods Corp.	11,548
936	Lancaster Colony Corp.	46,519
936	Lance, Inc.	24,617
1,887	Tootsie Roll Industries, Inc. (b)	51,666
		210,783
	Health Care Equipment & Supplies - 3.15%
749	Align Technology, Inc. (a)(b)	13,347
324	Analogic Corp.	12,477
606	The Cooper Companies, Inc.	23,101
698	Edwards Lifesciences Corp. (a)	60,621
347	Haemonetics Corporation (a)	19,137
491	IDEXX Laboratories, Inc. (a)(b)	26,239
708	Immucor, Inc. (a)(b)	14,330
175	Intuitive Surgical, Inc. (a)(b)	53,081
1,297	Invacare Corp.	32,347
738	Masimo Corp. (a)	22,450
416	Meridian Bioscience, Inc.	8,965
460	Orthofix International NV (a)	14,246
1,540	ResMed, Inc. (a)	80,496
574	Sirona Dental Systems, Inc. (a)	18,219
235	Sonosite, Inc. (a)(b)	5,553
1,241	Steris Corp.	34,711
779	West Pharmaceutical Services Inc.	30,537
687	Wright Medical Group, Inc. (a)	13,019
320	Zoll Medical Corp. (a)	8,550
		491,426
	Health Care Providers & Services - 2.02%
243	Air Methods Corp. (a)	8,170
3,490	Alliance Healthcare Services, Inc. (a)	19,928
515	AmSurg Corp. (a)	11,340
225	Bio-reference Labs, Inc. (a)	8,818
971	Catalyst Health Solutions Inc. (a)	35,412
782	Chemed Corp.	37,513
260	Corvel Corp. (a)(b)	8,720
878	Emdeon, Inc. (a)	13,390
882	Emergency Medical Services Corp. (a)	47,760
683	The Ensign Group, Inc. (b)	10,498
328	Landauer, Inc.	20,139
386	Mednax, Inc. (a)	23,202
1,376	PSS World Medical, Inc. (a)	31,056
799	Psychiatric Solutions, Inc. (a)	16,891
879	VCA Antech, Inc. (a)	21,905
		314,742
	Health Care Technology - 0.34%
242	Computer Programs & Systems, Inc.	11,144
814	Omnicell, Inc. (a)	9,516
349	Quality Systems, Inc. (b)	21,914
828	Vital Images, Inc. (a)(b)	10,507
		53,081
	Hotels, Restaurants & Leisure - 1.93%
650	Bally Technologies, Inc. (a)	26,838
438	BJ's Restaurants, Inc. (a)(b)	8,243
876	CEC Entertainment, Inc. (a)	27,962
260	Chipotle Mexican Grill, Inc. (a)	22,922
510	Churchill Downs, Inc. (b)	19,048
1,526	DineEquity, Inc. (a)(b)	37,067
1,447	International Speedway Corp.	41,167
1,915	Interval Leisure Group, Inc. (a)(b)	23,880
357	Life Time Fitness, Inc. (a)(b)	8,900
726	Orient-Express Hotels Ltd. (a)(b)	7,362
504	Panera Bread Co. (a)(b)	33,753
491	Papa Johns International, Inc. (a)	11,470
757	Scientific Games Corp. (a)	11,014
519	WMS Industries, Inc. (a)	20,760
		300,386
	Household Durables - 0.53%
1,888	M/I Homes, Inc. (a)	19,616
200	National Presto Industires, Inc.	21,846
1,752	Tempur Pedic International, Inc. (a)	41,400
		82,862
	Household Products - 0.12%
595	Wd-40 Co.	19,254
	Industrial Conglomerates - 0.10%
496	Raven Industries, Inc. (b)	15,758
	Insurance - 4.60%
5,249	American Equity Investment Life Holding (a)	39,053
477	American Physicians Capital (b)	14,463
1,552	Amtrust Financial Services Inc. (b)	18,345
802	Argo Group International Holdings, Ltd. (a)	23,370
1,958	Assured Guaranty Ltd. (b)	42,606
2,322	CNA Surety Corp. (a)(b)	34,575
3,613	Delphi Financial Group, Inc.	80,823
2,148	Employers Holdings, Inc.	32,950
578	Enstar Group Ltd. (a)	42,206
882	First American Corp.	29,203
914	First Mercury Financial Corp. (b)	12,531
1,188	Flagstone Reinsurance Holdings Ltd. (b)	12,997
852	Greenlight Capital Re, Ltd. (a)	20,082
2,534	Maiden Holdings Ltd.	18,549
1,650	Max Capital Group Ltd.	36,795
2,335	Meadowbrook Insurance Group, Inc.	17,279
744	Mercer Insurance Group, Inc. (b)	13,518
1,362	National Interstate Corp.	23,099
160	National Western Life Insurance Co. (b)	27,779
1,039	Navigators Group, Inc. (a)	48,947
1,033	Proassurance Corp. (a)	55,482
822	RLI Corp.	43,771
417	Tower Group, Inc.	9,762
3,261	Universal Insurance Holdings, Inc.	19,142
		717,327
	Internet & Catalog Retail - 0.83%
866	Netflix, Inc. (a)	47,751
343	Priceline.com, Inc. (a)(b)	74,946
775	Stamps.com, Inc. (a)	6,975
		129,672
	Internet Software & Services - 1.58%
978	Akamai Technologies, Inc. (a)(b)	24,773
611	DealerTrack Holdings, Inc. (a)	11,481
1,119	Dice Holdings, Inc. (a)(b)	7,329
888	Digital River, Inc. (a)(b)	23,967
135	Equinix, Inc. (a)(b)	14,330
564	GSI Commerce, Inc. (a)(b)	14,320
603	J2 Global Communications Inc. (a)	12,271
1,744	NIC, Inc. (b)	15,940
927	SAVVIS, Inc. (a)(b)	13,024
231	Sohu.com, Inc. (a)(b)	13,232
2,123	Valueclick, Inc. (a)	21,485
2,395	Verisign, Inc. (a)	58,055
404	WebMD Health Corp. (a)	15,550
		245,757
	IT Services - 2.15%
231	Cass Information Systems, Inc. (b)	7,022
1,140	CSG Systems International, Inc. (a)	21,763
1,006	Euronet Worldwide, Inc. (a)(b)	22,082
841	ExlService Holdings, Inc. (a)	15,273
3,595	Genpact Limited (a)(b)	53,565
2,123	Global Cash Access Holdings, Inc. (a)(b)	15,901
509	ManTech International Corp. (a)	24,575
494	Maximus, Inc.	24,700
1,093	Neustar, Inc. (a)	25,183
1,626	Sapient Corp. (a)	13,447
833	Syntel, Inc.	31,679
2,334	TNS, Inc. (a)	59,960
813	Verifone Holdings, Inc. (a)(b)	13,317
651	Virtusa Corp. (a)	5,898
		334,365
	Leisure Equipment & Products - 0.26%
1,771	Pool Corporation (b)	33,791
613	Sturm, Ruger & Company, Inc. (b)	5,946
		39,737
	Life Sciences Tools & Services - 2.31%
2,816	Affymetrix, Inc. (a)	16,445
491	Bio Rad Labs, Inc. (a)	47,362
1,837	Bruker Corp. (a)	22,154
213	Dionex Corp. (a)	15,734
896	Eresearchtechnology, Inc. (a)	5,385
304	Illumina, Inc. (a)(b)	9,318
1,020	Mettler-Toledo International Inc. (a)	107,090
529	Techne Corp.	36,268
565	Varian, Inc. (a)	29,120
1,135	Waters Corp. (a)	70,325
		359,201
	Machinery - 3.05%
1,887	Actuant Corp.	34,966
910	Bucyrus International, Inc. (b)	51,297
1,163	Circor International, Inc.	29,284
330	Clarcor, Inc.	10,705
1,086	Freightcar America, Inc.	21,535
802	Gorman Rupp Co.	22,167
1,630	Graco, Inc.	46,569
864	Kaydon Corp.	30,897
132	K-Tron International, Inc. (a)(b)	14,354
722	Met Pro Corp.	7,668
580	Nordson Corp.	35,484
1,023	Robbins & Myers, Inc.	24,061
626	Sun Hydraulics Corp.	16,433
1,503	Titan International Inc. (b)	12,189
1,311	Toro Co. (b)	54,813
167	Valmont Industries, Inc.	13,101
294	Wabtec Corp. (b)	12,007
1,224	Watts Water Technologies Inc.	37,846
		475,376
	Marine - 0.47%
7,108	Eagle Bulk Shipping, Inc. (b)	35,185
1,091	Kirby Corp. (a)(b)	37,999
		73,184
	Media - 2.38%
908	Central European Media Enterprises Ltd. (a)	21,438
1,500	CKX, Inc. (a)	7,905
991	CTC Media, Inc. (a)	14,766
1,310	DreamWorks Animation SKG, Inc. (a)	52,335
1,000	Global Sources Ltd. (a)(b)	6,250
507	Liberty Media Corporation - Capital (a)	12,107
681	Marvel Entertainment, Inc. (a)	36,828
442	Morningstar, Inc. (a)(b)	21,366
1,056	National Cinemedia, Inc.	17,498
3,381	Playboy Enterprises, Inc. (a)(b)	10,819
1,720	Valassis Communications, Inc. (a)	31,407
492	Value Line, Inc. (b)	12,354
1,633	Wiley John & Sons, Inc.	68,390
3,763	World Wrestling Entertainment, Inc. (b)	57,687
		371,150
	Metals & Mining - 0.93%
2,008	Carpenter Technology Corp.	54,116
570	Coeur D'Alene Mines Corp. (a)(b)	10,294
546	Compass Minerals International, Inc.	36,686
998	RTI International Metals, Inc. (a)	25,120
256	Walter Energy, Inc. (b)	19,279
		145,495
	Multiline Retail - 0.25%
3,863	Freds, Inc. (b)	39,403
	Oil & Gas - 3.35%
1,585	Alpha Natural Resources, Inc. (a)	68,757
882	ATP Oil & Gas Corp. (a)	16,123
465	Barrett Bill Corp. (a)(b)	14,466
537	Berry Petroleum Co. (b)	15,654
953	CNX Gas Corp. (a)	28,133
1,277	Comstock Resources, Inc. (a)	51,808
199	Concho Resources, Inc. (a)	8,935
189	Contango Oil & Gas Company (a)	8,885
1,492	Golar LNG Ltd.	19,127
1,786	Gulfport Energy Corp. (a)	20,450
2,313	Harvest Natural Resources Inc. (a)	12,236
297	James River Coal Co. (a)	5,503
5,254	McMoRan Exploration Co. (a)(b)	42,137
1,601	Penn Virginia Corp.	34,085
2,728	PetroQuest Energy, Inc. (a)(b)	16,723
1,146	Quicksilver Resources, Inc. (a)(b)	17,201
2,132	Rosetta Resources, Inc. (a)	42,491
2,166	Sandridge Energy, Inc. (a)(b)	20,425
2,191	Swift Energy Co. (a)	52,496
2,723	Vaalco Energy, Inc.	12,390
5,627	Warren Resources, Inc. (a)	13,786
		521,811
	Paper & Forest Products - 0.12%
271	Schweitzer-Mauduit International, Inc.	19,065
	Personal Products - 1.34%
885	Inter Parfums, Inc.	10,770
2,396	Mead Johnson Nutrition Co.	104,705
3,181	Nu Skin Enterprises, Inc.	85,474
247	Usana Health Sciences, Inc. (a)	7,879
		208,828
	Pharmaceuticals - 0.19%
421	Medicis Pharmaceutical Corp.	11,388
591	Valeant Pharmaceuticals International (a)	18,788
		30,176
	Professional Services - 1.54%
291	The Advisory Board Co. (a)	8,922
1,850	Corporate Executive Board Co.	42,217
197	Costar Group, Inc. (a)(b)	8,229
247	Exponent, Inc. (a)	6,876
502	FTI Consulting, Inc. (a)(b)	23,674
539	IHS, Inc. (a)	29,543
3,662	Monster Worldwide, Inc. (a)	63,719
229	VSE Corp.	10,323
989	Watson Wyatt Worldwide, Inc.	46,997
		240,500
	Real Estate - 0.11%
1,454	Hilltop Holdings, Inc. (a)	16,925
	Real Estate Management & Development - 0.29%
1,536	The St. Joe Co. (a)	44,375
	Road & Rail - 0.73%
3,427	Heartland Express, Inc.	52,330
1,117	Knight Transportation, Inc. (b)	21,547
1,040	Landstar Systems, Inc.	40,321
		114,198
	Semiconductor & Semiconductor Equipment - 4.60%
589	Actel Corp. (a)	6,997
1,236	Advanced Energy Industries, Inc. (a)	18,639
740	Atheros Communications, Inc. (a)(b)	25,338
13,622	Atmel Corp. (a)	62,797
724	Atmi, Inc. (a)	13,481
553	Cabot Microelectronics Corp. (a)	18,227
851	Cree, Inc. (a)(b)	47,971
638	Cymer, Inc. (a)	24,486
2,815	Cypress Semiconductor Corp. (a)	29,726
422	FEI Co. (a)	9,858
1,057	FormFactor, Inc. (a)	23,000
1,602	Hittite Microwave Corp. (a)	65,281
4,637	Integrated Device Technology, Inc. (a)	30,001
1,586	IXYS Corp. (a)	11,768
3,374	Lattice Semiconductor Corp. (a)	9,110
2,539	Micrel, Inc.	20,820
468	Microsemi Corp. (a)	8,307
1,610	MKS Instrument, Inc. (a)	28,030
1,500	Omnivision Technologies, Inc. (a)(b)	21,795
3,381	On Semiconductor Corp. (a)	29,787
1,618	PMC-Sierra, Inc. (a)	14,012
320	Power Integrations, Inc.	11,635
1,460	RF Microdevices, Inc. (a)	6,964
696	Semtech Corp. (a)	11,839
707	Sigma Designs, Inc. (a)(b)	7,565
428	Silicon Laboratories, Inc. (a)	20,690
1,808	Skyworks Solutions, Inc. (a)	25,656
482	Standard Microsystems Corp. (a)	10,016
4,430	Teradyne, Inc. (a)(b)	47,534
1,094	Varian Semiconductor Equipment (a)	39,253
487	Veeco Instruments Inc. (a)(b)	16,090
		716,673
	Software - 5.11%
819	ACI Worldwide, Inc. (a)	14,046
3,239	American Software, Inc.	19,434
333	ANSYS, Inc. (a)	14,472
641	Ariba, Inc. (a)	8,025
463	Blackbaud, Inc.	10,941
3,696	Cadence Design System, Inc. (a)	22,139
346	CommVault Systems, Inc. (a)	8,197
7,138	Compuware Corp. (a)	51,608
621	Factset Research Systems, Inc.	40,905
674	Fair Isaac Corp.	14,363
502	I2 Technologies, Inc. (a)	9,598
613	Informatica Corp. (a)(b)	15,852
1,680	Jack Henry & Associates, Inc.	38,842
540	JDA Software Group, Inc. (a)	13,754
539	Kenexa Corp. (a)	7,034
3,883	Lawson Software, Inc. (a)	25,822
584	Manhattan Associates, Inc. (a)	14,034
1,349	Micros Systems, Inc. (a)	41,860
199	Microstrategy, Inc. (a)	18,710
448	Net 1 UEPs Technologies, Inc. (a)	8,700
8,601	Novell, Inc. (a)	35,694
1,013	Nuance Communications, Inc. (a)	15,742
2,563	Parametric Technology Corp. (a)	41,879
842	Progress Software Corp. (a)	24,595
1,651	Quest Software, Inc. (a)	30,378
1,519	Red Hat, Inc. (a)	46,937
1,433	S1 Corporation (a)	9,343
999	salesforce.com, inc. (a)(b)	73,696
599	Solera Holdings, Inc. (b)	21,570
835	Sonicwall, Inc. (a)	6,354
1,245	Sybase, Inc. (a)(b)	54,033
1,044	Symyx Technologies (a)	5,742
3,312	Tibco Software, Inc. (a)	31,895
		796,194
	Specialty Retail - 3.06%
1,345	Aeropostale (a)	45,797
1,871	The Buckle, Inc. (b)	54,783
3,077	Chico's FAS, Inc. (a)	43,232
308	Citi Trends, Inc. (a)(b)	8,507
2,946	The Finish Line, Inc.	36,972
661	Gymboree Corp. (a)	28,747
997	hhgregg, Inc. (a)(b)	21,964
1,475	Hibbett Sports, Inc. (a)(b)	32,435
834	J.Crew Group, Inc. (a)(b)	37,313
407	Jos. A. Bank Clothiers, Inc. (a)(b)	17,171
518	Kirklands, Inc. (a)(b)	8,998
635	Lumber Liquidators, Inc. (a)(b)	17,018
991	Midas Group, Inc. (a)	8,374
247	Monro Muffler Brake, Inc.	8,260
1,564	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	28,402
1,789	Urban Outfitters, Inc. (a)	62,597
1,309	Zumiez, Inc. (a)(b)	16,651
		477,221
	Textiles, Apparel & Luxury Goods - 2.31%
1,218	Carter, Inc. (a)	31,972
1,360	Cherokee Inc. (b)	24,235
1,992	Columbia Sportswear Co.	77,768
2,493	Crocs, Inc. (a)(b)	14,335
109	Deckers Outdoor Corp. (a)(b)	11,087
1,429	Fossil, Inc. (a)	47,957
455	Madden Steven Ltd. (a)	18,764
858	Under Armour, Inc. (a)	23,398
489	UniFirst Corp.	23,526
644	Volcom, Inc. (a)(b)	10,781
1,178	Warnaco Group, Inc. (a)	49,700
331	Weyco Group, Inc. (b)	7,825
692	Wolverine World Wide, Inc.	18,836
		360,184
	Thrifts & Mortgage Finance - 2.93%
1,047	Abington Bancorp, Inc. (b)	7,214
3,787	Bank Mutual Corp.	26,206
1,230	BankFinancial Corp.	12,177
1,190	Beneficial Mutual Bancorp, Inc. (a)	11,710
577	Berkshire Hills Bancorp, Inc. (b)	11,932
4,334	Brookline Bancorp Inc.	42,950
1,631	Capitol Federal Financial (b)	51,311
1,606	Flushing Financial Corp. (b)	18,083
573	Home Federal Bancorp, Inc.	7,627
920	Kearny Financial Corp. (b)	9,274
3,703	Newalliance Bancshares, Inc.	44,473
2,922	Northwest Bancshares Inc.	33,077
1,868	Ocwen Financial Corp. (a)(b)	17,877
1,481	Provident New York Bancorp (b)	12,500
4,660	Radian Group, Inc.	34,065
997	Rockville Financial, Inc. (b)	10,468
13,561	TrustCo Bank Corp.	85,434
626	United Financial Bancorp Inc.	8,207
1,370	Westfield Financial Inc.	11,302
		455,887
	Tobacco - 0.42%
4,682	Vector Group Ltd. (b)	65,548
	Trading Companies & Distributors - 0.35%
1,138	Textainer Group Holdings Ltd. (b)	19,232
712	Watsco, Inc. (b)	34,874
		54,106
	Water Utilities - 0.57%
566	American States Water Co.	20,042
818	California Water Service Group	30,118
418	Connecticut Water Service, Inc.	10,354
606	Middlesex Water Co.	10,684
765	SJW Corp.	17,266
		88,464
	Wireless Telecommunication Services - 0.41%
2,026	NTELOS Holdings Corp.	36,103
282	SBA Communications Corp. (a)	9,633
1,045	Syniverse Holdings, Inc. (a)	18,267
		64,003
	Total Common Stocks (Cost $11,838,234)	13,798,488

	MANAGEMENT INVESTMENT COMPANIES - 0.83%
	Capital Markets - 0.83%
1,080	Gladstone Capital Corp.	8,316
15,215	MCG Capital Corp.	65,729
785	MVC Capital, Inc.	9,263
3,451	NGP Capital Resources Co.	28,056
2,954	TICC Capital Corp. (b)	17,872
	Total Management Investment Companies (Cost $128,686)	129,236

	REAL ESTATE INVESTMENT TRUSTS - 4.90%
	Real Estate Investment Trusts - 4.90%
511	Acadia Realty Trust	8,621
315	Agree Realty Corp.	7,336
289	American Campus Communities, Inc. (b)	8,121
1,535	Anworth Mortgage Asset Corp.	10,745
1,788	Cedar Shopping Centers, Inc.	12,158
576	Corporate Office Properties Trust	21,099
477	Digital Realty Trust, Inc. (b)	23,984
439	EastGroup Properties, Inc.	16,805
2,993	Education Realty Trust, Inc.	14,486
1,507	Extra Space Storage, Inc.	17,406
671	First Potomac Realty Trust	8,434
2,745	Franklin Street Properties Corp. (b)	40,104
790	Getty Realty Corp.	18,589
3,293	Inland Real Estate Corp.	26,838
2,520	Investors Real Estate Trust (b)	22,680
2,044	Kilroy Realty Corp. (b)	62,690
1,101	Lasalle Hotel Properties (b)	23,374
642	LTC Properties, Inc.	17,174
1,985	Medical Properties Trust, Inc. (b)	19,850
870	Mid-American Apartment Communities, Inc.	42,004
1,393	National Health Investors, Inc.	51,527
1,466	Omega Healthcare Investors, Inc.	28,514
2,491	Potlatch Corp.	79,413
682	PS Business Parks, Inc.	34,134
544	Saul Centers, Inc.	17,821
307	Sovran Self Storage, Inc. (b)	10,969
369	Tanger Factory Outlet Centers, Inc.	14,387
946	UMH Properties, Inc.	8,022
280	Universal Health Realty Income Trust	8,968
649	Urstadt Biddle Properties Inc.	9,910
6,022	U-Store-It Trust	44,081
830	Washington Real Estate Investment Trust (b)	22,867
979	Winthrop Realty Trust	10,632
	Total Real Estate Investment Trusts (Cost $699,199)	763,743

	SHORT TERM INVESTMENTS - 5.02%
	Short-Term Investments - 5.02%
781,685	Federated Prime Obligations Fund
	Effective Yield, 0.11%	781,685
	Total Short Term Investments (Cost $781,685)	781,685

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.33%
	Money Market Funds - 28.33%
4,414,629	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	4,414,629

	Total Mutual Funds (Cost $4,414,629)	4,414,629

	Total Investments Purchased as Securities Lending Collateral (Cost $4,414,629)	4,414,629

	Total Investments (Cost $17,862,433) - 127.63%	19,887,781
	Liabilities in Excess of Other Assets - (27.63)%	(4,305,351)
	TOTAL NET ASSETS - 100.00%	$15,582,430

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$17,862,433
	Gross unrealized appreciation	2,420,711
	Gross unrealized depreciation	(395,363)
	Net unrealized appreciation	$2,025,348

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
Schedule of Open Futures Contracts
December 31, 2009
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Apreciation
	Russell 2000 Index Mini Futures	13	819,910	Mar-10	$ 26,889

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 2,131,014	$ -	$ -	$ 2,131,014
Consumer Staples	604,845	-	-	604,845
Energy	837,551	-	-	837,551
Financials	4,054,723	-	-	4,054,723
Health Care	1,265,827	-	-	1,265,827
Industrials	2,089,373	-	-	2,089,373
Information Technology	2,967,737	-	-	2,967,737
Materials	406,405	-	-	406,405
Telecommunicatoin Services	223,597	-	-	223,597
Utilities	110,395	-	-	110,395
Total Equity	14,691,467	-	-	14,691,467

Short Term Investments	781,685	-	-	781,685
Investments Purchased as Securities Lending Collateral	4,414,629	-	-	4,414,629

Total Investments in Securities	$ 19,887,781	$ -	$ -	$ 19,887,781

Other Financial Instruments*	$ 26,889	$ -	$ -	$ 26,889

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$26,889	Unrealized depreciation on futures contracts	$0
Total		$26,889		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The average monthly notional amount of futures, forwards and swaps during the year ended December 31, 2009 for were as follows:

Long Positions	AssetMark Fundamental IndexTM Small Company Growth Fund

Futures	$587,599

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
Schedule of Investments
December 31, 2009
(Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 89.89%
	Aerospace & Defense - 1.68%
686	AAR Corp. (a)(b)	$15,764
908	Ceradyne, Inc. (a)	17,443
1,159	DynCorp International, Inc. (a)	16,632
545	Esterline Technologies Corp. (a)	22,220
725	Gencorp, Inc. (a)(b)	5,075
714	Hexcel Corp. (a)	9,268
676	Moog, Inc. (a)	19,759
1,873	Orbital Sciences Corp. (a)	28,582
448	Teledyne Technologies, Inc. (a)	17,185
		151,928
	Air Freight & Logistics - 0.85%
4,861	Air Transport Services Group, Inc. (a)(b)	12,833
439	Atlas Air Worldwide Holdings, Inc. (a)	16,353
310	Dynamex, Inc. (a)	5,611
756	Hub Group, Inc. (a)	20,283
6,729	Pacer International Inc.	21,264
		76,344
	Airlines - 0.25%
2,777	AirTran Holdings, Inc. (a)(b)	14,496
1,055	Republic Airways Holdings, Inc. (a)	7,796
		22,292
	Auto Components - 1.44%
1,979	American Axle & Manufacturing Holdings, Inc. (a)	15,872
360	Drew Industries, Inc. (a)(b)	7,434
4,289	Exide Technologies (a)	30,495
355	Hawk Corp. (a)	6,251
2,054	Modine Manufacturing Co. (a)	24,319
1,472	Spartan Motors, Inc. (b)	8,287
684	Standard Motor Products, Inc. (a)	5,828
1,404	Stoneridge, Inc. (a)(b)	12,650
1,233	Superior Industries International, Inc.	18,865
		130,001
	Automobiles - 0.12%
922	Winnebago Industries, Inc. (a)(b)	11,248
	Beverages - 0.59%
310	Coca-Cola Bottling Co.	16,746
1,618	Heckmann Corp. (a)(b)	8,074
2,025	National Beverage Corp. (a)(b)	28,067
		52,887
	Biotechnology - 0.09%
211	Abraxis Bioscience Inc. (a)	8,556
	Building Products - 1.10%
595	American Woodmark Corp. (b)	11,710
860	Apogee Enterprises, Inc.	12,040
3,695	Builders FirstSource, Inc. (a)(b)	14,226
2,159	Griffon Corp. (a)(b)	26,383
7,170	NCI Building Systems, Inc. (a)	12,978
1,318	Quanex Building Products Corp.	22,366
		99,703
	Capital Markets - 0.84%
2,913	GFI Group Inc.	13,312
2,039	LaBranche & Co., Inc. (a)	5,791
455	Oppenheimer Holdings, Inc. (b)	15,115
760	PennantPark Investment Corp.	6,779
825	Penson Worldwide, Inc. (a)(b)	7,475
760	Sanders Morris Harris Group (b)	4,180
1,912	SWS Group, Inc.	23,135
		75,787
	Chemicals - 3.31%
1,207	A. Schulman, Inc.	24,357
776	Arch Chemicals, Inc.	23,963
3,699	Ferro Corp.	30,480
1,070	H.B. Fuller Co.	24,343
1,421	ICO, Inc. (a)	10,388
752	Innophos Holdings, Inc.	17,288
697	Landec Corp. (a)	4,349
484	LSB Industries, Inc. (a)(b)	6,824
797	OM Group, Inc. (a)	25,018
2,994	Polyone Corp. (a)	22,365
848	Quaker Chemical Corp.	17,503
495	Sensient Technologies Corp.	13,019
1,014	Solutia, Inc. (a)	12,878
1,944	Spartech Corp.	19,945
201	Stepan Co.	13,027
1,301	W.R. Grace & Co (a)	32,980
		298,727
	Commercial Banks - 7.90%
932	1st Source Corp. (b)	14,996
165	Alliance Financial Corp. (b)	4,480
1,333	Ameris Bancorp (b)	9,545
324	Bancorp Rhode Island, Inc. (b)	8,320
4,975	Banner Corp. (b)	13,333
2,169	Boston Private Financial Holdings Inc. (b)	12,515
970	Capital City Bank Group, Inc. (b)	13,425
2,688	Cathay General Bancorp (b)	20,294
7,934	Central Pacific Financial Corp. (b)	10,394
1,525	Chemical Financial Corp. (b)	35,959
461	Citizens & Northern Corp. (b)	4,398
1,318	Cobiz Financial, Inc.	6,260
978	Community Bank Systems, Inc. (b)	18,885
543	Enterprise Financial Services Corp. (b)	4,186
703	Financial Institutions, Inc. (b)	8,281
2,849	First Busey Corp.	11,083
5,101	First Commonwealth Financial Corp.	23,720
895	First Community Bancshares, Inc. (b)	10,785
2,270	First Merchants Corp. (b)	13,484
3,225	First Midwest Bancorp, Inc. (b)	35,120
2,850	Harleysville National Corp.	18,354
651	Heartland Financial U.S.A., Inc. (b)	9,342
1,364	Lakeland Bancorp, Inc.	8,716
1,425	Mainsource Financial Group, Inc. (b)	6,811
262	Merchants Bancshares (b)	5,932
1,544	Nara Bancorp, Inc.	17,509
4,487	National Penn Bancshares, Inc. (b)	25,980
331	Northrim Bancorp, Inc. (b)	5,587
2,990	Old National Bancorp	37,166
284	Old Point Financial Corp.	4,416
717	Oriental Financial Group, Inc. (b)	7,744
15,129	Pacific Capital Bancorp (b)	14,524
505	Park National Corp.	29,734
295	Peapack-Gladstone Financial Corp. (b)	3,741
419	Peoples Bancorp, Inc. (b)	4,056
818	Renasant Corp.	11,125
794	Republic First Bancorp, Inc. (a)(b)	3,390
1,669	S & T Bancorp, Inc. (b)	28,390
871	Sandy Spring Bancorp, Inc. (b)	7,743
1,922	Santander Bancorp (a)(b)	23,602
576	Sierra Bancorp (b)	4,395
653	Southwest Bancorp, Inc. (b)	4,532
870	State Bancorp Inc. (b)	6,186
1,444	Sterling Bancorp (b)	10,310
12,116	Sterling Financial Corp. (a)(b)	7,512
1,912	Sun Bancorp, Inc. (a)	7,170
549	TriCo Bancshares (b)	9,141
22,000	UCBH Holdings, Inc.	726
1,352	Union Bankshares Corp.	16,751
1,735	United Bankshares Inc. (b)	34,648
3,505	United Community Banks, Inc. (a)(b)	11,882
679	Washington Banking Co. (b)	8,107
500	Washington Trust Bancorp (b)	7,790
1,246	Wesbanco, Inc. (b)	15,376
1,846	Wilshire Bancorp, Inc. (b)	15,119
		712,970
	Commercial Services & Supplies - 3.68%
2,646	ACCO Brands Corp. (a)(b)	19,263
860	American Reprographics Co. (a)	6,029
460	ATC Technology Corp. (a)	10,971
633	Barrett Business Services Inc.	7,780
1,212	Bowne & Co, Inc.	8,096
2,238	Cenveo, Inc. (a)	19,582
1,159	Comfort Systems U.S.A., Inc.	14,302
599	Consolidated Graphics, Inc. (a)	20,977
454	Courier Corp.	6,469
2,176	EnergySolutions, Inc.	18,474
757	Ennis, Inc.	12,710
746	ICT Group, Inc. (a)(b)	12,182
1,864	Interface, Inc.	15,490
2,825	Kimball International, Inc.	24,069
739	M & F Worldwide Corp. (a)	29,190
1,551	Mine Safety Appliances Co.	41,148
662	Schawk, Inc.	9,003
2,786	Standard Register Co.	14,209
1,301	Viad Corp.	26,840
1,697	Waste Services, Inc. (a)(b)	15,460
		332,244
	Communications Equipment - 1.42%
2,941	3com Corp. (a)	22,057
3,084	ADC Telecommunications (a)(b)	19,152
273	Black Box Corp.	7,737
700	Cogo Group, Inc. (a)	5,159
409	Communications Systems, Inc.	5,088
3,747	Extreme Networks, Inc. (a)(b)	10,754
719	Harris Stratex Networks, Inc. (a)	4,968
365	Hughes Communications, Inc. (a)	9,501
585	Netgear, Inc. (a)	12,689
1,340	Opnext, Inc. (a)	2,546
1,128	PC-TEL, Inc. (a)	6,678
4,051	Powerwave Technologies, Inc. (a)	5,104
990	Symmetricom, Inc. (a)	5,148
5,177	UTStarcom, Inc. (a)	11,337
		127,918
	Computers & Peripherals - 1.05%
870	Avid Technology, Inc. (a)(b)	11,101
1,038	Electronics For Imaging, Inc. (a)	13,504
3,267	Imation Corp.	28,488
1,015	Intermec, Inc. (a)	13,053
6,287	Quantum Corp. (a)(b)	18,421
923	Super Micro Computer, Inc. (a)	10,264
		94,831
	Construction & Engineering - 0.75%
230	Baker Michael Corp. (a)	9,522
1,607	Dycom Industries, Inc. (a)	12,904
1,961	Furmanite Corporation (a)	7,471
404	Layne Christensen Co. (a)	11,599
341	Mastec, Inc. (a)(b)	4,263
458	MYR Group Inc. (a)	8,281
914	Pike Electric Corp. (a)	8,482
279	Sterling Construction Co., Inc. (a)	5,351
		67,873
	Construction Materials - 0.29%
3,200	Headwaters, Inc. (a)(b)	20,864
5,705	U.S. Concrete, Inc. (a)	5,192
		26,056
	Consumer Finance - 0.48%
3,177	Advance America, Cash Advance Centers, Inc.	17,664
523	Cardtronics, Inc. (a)(b)	5,790
475	Dollar Financial Corp. (a)	11,238
739	QC Holdings, Inc.	3,555
419	Rewards Network, Inc.	5,296
		43,543
	Containers & Packaging - 0.36%
2,469	Boise, Inc. (a)(b)	13,110
675	Bway Holding Company (a)	12,974
723	Myers Industries, Inc.	6,579
		32,663
	Distributors - 0.08%
1,075	Audiovox Corp. (a)	7,622
	Diversified Consumer Services - 0.64%
2,223	Jackson Hewitt Tax Services, Inc. (b)	9,781
2,977	Stewart Enterprises, Inc. (b)	15,332
1,118	Weight Watchers International Inc. (b)	32,601
		57,714
	Diversified Financial Services - 0.61%
1,473	Compass Diversified Holdings (b)	18,795
12,266	First Marblehead Corp. (a)(b)	26,127
964	Resource America, Inc. (b)	3,894
178	World Acceptance Corp. (a)(b)	6,378
		55,194
	Diversified Telecommunication Services - 1.00%
6,390	Cincinnati Bell Inc. (a)	22,046
30,070	Fairpoint Communications Inc. (b)	992
1,500	General Communication, Inc. (a)	9,570
723	Global Crossing Ltd. (a)(b)	10,303
595	Hickory Tech Corp. (b)	5,254
1,226	Iowa Telecommunications Services, Inc. (b)	20,548
1,251	Paetec Holding Corp. (a)	5,192
876	Premiere Global Services, Inc. (a)	7,227
443	Surewest Communications (a)	4,412
455	Windstream Corp. (b)	5,000
		90,544
	Electric Utilities - 1.31%
712	Central Vermont Public Service Corp.	14,809
1,683	El Paso Electric Co. (a)	34,131
701	Empire District Electric Co.	13,130
804	MGE Energy, Inc.	28,735
984	UIL Holdings Corp.	27,631
		118,436
	Electrical Equipment - 0.99%
747	Baldor Electric Co.	20,983
1,116	EnerSys (a)	24,407
1,116	LSI Industries, Inc. (b)	8,794
902	Polypore International, Inc. (a)	10,734
119	Powell Industries, Inc. (a)	3,752
3,353	Power-one, Inc. (a)(b)	14,585
142	Preformed Line Products Co. (b)	6,220
		89,475
	Electronic Equipment & Instruments - 2.35%
1,175	Agilysys, Inc.	10,692
3,273	Brightpoint, Inc. (a)	24,057
997	Checkpoint Systems, Inc. (a)	15,204
574	Coherent, Inc. (a)(b)	17,065
543	CPI International, Inc. (a)	7,189
984	CTS Corp.	9,466
376	Mercury Computer Systems (a)	4,140
1,361	Methode Electronics, Inc.	11,813
988	Newport Corp. (a)	9,080
434	OSI Systems, Inc. (a)	11,840
631	Plexus Corp. (a)	17,983
1,080	Radisys Corp. (a)	10,314
297	Rogers Corp. (a)	9,002
768	ScanSource, Inc. (a)(b)	20,506
2,882	Smart Modular Technologies Inc. (a)	18,128
859	Technitrol, Inc.	3,762
720	TTM Technologies , Inc. (a)	8,302
493	Zygo Corp. (a)(b)	3,318
		211,861
	Energy Equipment & Services - 2.11%
1,128	Allis Chalmers Energy, Inc. (a)(b)	4,252
1,310	Basic Energy Services, Inc. (a)	11,659
305	Bristow Group, Inc. (a)	11,727
771	Bronco Drilling Co, Inc. (a)	3,909
1,283	Complete Production Services (a)	16,679
203	Dawson Geophysical Co. (a)	4,691
2,046	Global Industries Ltd. (a)	14,588
321	Gulf Island Fabrication, Inc.	6,751
5,579	Hercules Offshore, Inc. (a)	26,668
1,240	ION Geophysical Corp. (a)	7,341
919	Matrix Service Co. (a)	9,787
1,806	Newpark Resources, Inc. (a)	7,639
2,367	Parker Drilling Co. (a)	11,717
278	PHI, Inc. (a)(b)	5,755
547	Pioneer Drilling Co. (a)	4,321
330	Superior Well Services, Inc. (a)	4,706
1,487	Tetra Technologies Inc. (a)	16,476
879	Union Drilling, Inc. (a)	5,494
939	Willbros Group, Inc. (a)	15,841
		190,001
	Environmental Services - 0.06%
269	Team, Inc. (a)	5,060
	Food & Staples Retailing - 1.35%
1,358	Ingles Markets, Inc.	20,547
422	PriceSmart, Inc.	8,626
1,035	Spartan Stores, Inc.	14,790
1,750	Susser Holdings Corp. (a)	15,032
1,626	United Natural Foods, Inc. (a)	43,479
701	Village Super Market, Inc.	19,151
		121,625
	Food Products - 0.84%
448	Cal Maine Foods, Inc.	15,268
701	The Hain Celestial Group, Inc. (a)	11,924
1,092	Imperial Sugar Co. (b)	19,044
131	Sanderson Farms, Inc.	5,523
381	Seneca Foods Corp. (a)	9,094
374	TreeHouse Foods, Inc. (a)	14,534
		75,387
	Gas Utilities - 0.81%
786	The Laclede Group, Inc.	26,543
543	Northwest Natural Gas Co.	24,457
583	South Jersey Industries, Inc.	22,259
		73,259
	Health Care Equipment & Supplies - 0.19%
1,214	Cardiac Science Corp. (a)	2,707
369	CONMED Corp. (a)	8,413
956	Home Diagnostics Inc. (a)(b)	5,832
		16,952
	Health Care Providers & Services - 4.11%
2,406	Allied Healthcare International, Inc. (a)	7,001
381	America Service Group, Inc. (b)	6,046
321	American Dental Partners (a)	4,141
1,163	AMN Healthcare Services, Inc. (a)	10,537
1,625	BioScrip, Inc. (a)	13,585
636	Capital Senior Living Corp. (a)	3,193
1,230	Centene Corp. (a)	26,039
959	Cross Country Healthcare, Inc. (a)	9,504
493	Gentiva Health Services, Inc. (a)	13,316
367	Hanger Orthopedic Group, Inc. (a)	5,076
691	HealthSouth Corp. (a)	12,970
1,741	HealthSpring, Inc. (a)	30,659
750	inVentiv Health, Inc. (a)	12,127
1,373	LCA-Vision, Inc. (a)	7,030
1,113	Magellan Health Services, Inc. (a)	45,332
1,483	MedCath Corp. (a)	11,730
1,295	Molina Healthcare, Inc. (a)(b)	29,617
147	MWI Veterinary Supply, Inc. (a)	5,542
483	National Healthcare Corp. (b)	17,441
771	Nighthawk Radiology Holdings Inc. (a)(b)	3,493
1,330	Pharmerica Corp. (a)(b)	21,120
412	Providence Service Corp. (a)	6,510
351	RehabCare Group, Inc. (a)	10,681
620	Res-Care, Inc. (a)	6,944
924	Skilled Healthcare Group, Inc. (a)	6,884
1,490	Sun Healthcare Group, Inc. (a)	13,663
3,310	Sunrise Senior Living, Inc. (a)(b)	10,658
1,146	Triple-S Management Corp. (a)(b)	20,170
		371,009
	Health Care Technology - 0.05%
673	Medquist, Inc. (b)	4,502
	Hotels, Restaurants & Leisure - 4.49%
1,000	Ameristar Casinos, Inc. (b)	15,230
663	Benihana, Inc. (a)	2,513
2,009	Bluegreen Corp. (a)(b)	4,862
748	Bob Evans Farms, Inc.	21,655
477	California Pizza Kitchen Inc. (a)(b)	6,416
1,904	Callaway Golf Co. (b)	14,356
1,901	Carrols Restaurant Group, Inc. (a)	13,440
1,264	Cheesecake Factory, Inc. (a)	27,290
716	Choice Hotels International, Inc.	22,668
1,638	CKE Restaurants, Inc.	13,857
694	Cracker Barrel Old Country Store, Inc.	26,365
7,680	Denny's Corp. (a)	16,819
1,131	Dover Downs Gaming & Entertainment Inc.	4,275
474	Gaylord Entertainment Co. (a)(b)	9,361
1,229	Isle Of Capri Casinos, Inc. (a)(b)	9,193
1,336	Jack In The Box Inc. (a)(b)	26,279
1,213	Landry's Restaurants, Inc. (a)(b)	25,825
1,399	Lubys, Inc. (a)	5,148
533	Marcus Corp.	6,833
1,503	McCormick & Schmick's Seafood Resturants (a)	10,461
1,005	Morgans Hotel Group Co. (a)	4,553
1,243	O'Charleys, Inc. (a)	8,142
323	P F Changs China Bistro, Inc. (a)	12,245
1,280	Pinnacle Entertainment, Inc. (a)	11,494
753	RC2 Corp. (a)	11,107
298	Red Robin Gourmet Burgers Inc. (a)	5,334
1,994	Ruby Tuesday, Inc. (a)	14,357
538	Sonic Corp. (a)	5,418
618	Speedway Motorsports, Inc.	10,889
32	Steak N Shake Co. (a)(b)	10,372
422	Texas Roadhouse, Inc. (a)	4,739
620	Vail Resorts, Inc. (a)(b)	23,436
		404,932
	Household Durables - 2.41%
1,049	American Greetings Corp. (b)	22,858
595	Blyth, Inc.	20,063
349	CSS Industries, Inc.	6,785
943	Ethan Allen Interiors, Inc.	12,655
4,375	Furniture Brands International, Inc. (a)(b)	23,888
413	Helen Of Troy Corp Ltd. (a)	10,102
451	Hooker Furniture Corp.	5,579
3,658	La Z Boy, Inc. (a)	34,861
1,110	Meritage Homes Corp. (a)(b)	21,456
6,803	Sealy Corp. (a)(b)	21,497
337	Skyline Corp.	6,201
5,601	Standard Pacific Corp. (a)(b)	20,948
595	Stanley Furniture, Inc. (a)(b)	6,039
197	Universal Electronics, Inc. (a)	4,574
		217,506
	Household Products - 0.28%
1,824	Central Garden & Pet Co. (a)	18,131
438	Oil-Dri Corporation of America	6,789
		24,920
	Industrial Conglomerates - 0.57%
834	Otter Tail Corp.	20,683
668	Standex International Corp.	13,420
1,089	Tredegar Corp.	17,228
		51,331
	Insurance - 4.00%
723	American Safety Insurance Holdings Ltd. (a)(b)	10,447
428	Amerisafe, Inc. (a)	7,691
825	Baldwin & Lyons, Inc. (b)	20,303
409	Eastern Insurance Holdings, Inc. (b)	3,526
810	EMC Insurance Group, Inc. (b)	17,423
896	FBL Financial Group, Inc. (b)	16,594
506	FPIC Insurance Group, Inc. (a)(b)	19,542
773	Hallmark Financial Services, Inc. (a)(b)	6,153
1,286	Harleysville Group, Inc.	40,882
1,501	Horace Mann Educators Corp.	18,762
440	Infinity Property & Casuality Corp. (b)	17,882
2,187	National Financial Partners Corp. (a)(b)	17,693
2,000	PMA Capital Corp. (a)	12,600
1,433	Presidential Life Corp.	13,112
1,086	Safety Insurance Group, Inc.	39,346
1,537	Seabright Insurance Holdings, Inc. (a)	17,660
1,126	State Auto Financial Corp. (b)	20,831
1,740	Stewart Information Services Corp. (b)	19,627
1,687	United America Indemnity, Ltd. (a)(b)	13,361
1,526	United Fire & Casualty Co.	27,819
		361,254
	Internet & Catalog Retail - 1.32%
2,346	1-800 Flowers.Com (a)	6,217
2,111	HSN, Inc. (a)	42,621
862	NutriSystem Inc.	26,869
2,125	Orbitz Worldwide, Inc. (a)	15,597
2,270	Ticketmaster (a)(b)	27,739
		119,043
	Internet Software & Services - 0.63%
2,555	EarthLink, Inc.	21,232
505	Imergent, Inc.	3,066
804	Infospace, Inc. (a)	6,890
1,856	Internap Network Services Corp. (a)(b)	8,723
3,654	Ipass, Inc.	3,800
2,053	Realnetworks, Inc. (a)	7,617
727	United Online, Inc.	5,227
		56,555
	IT Services - 2.33%
2,808	Acxiom Corp. (a)	37,683
3,715	CIBER, Inc. (a)	12,817
584	Computer Task Group, Inc. (a)	4,678
660	Gartner, Inc. (a)	11,906
838	Heartland Payment Systems, Inc. (b)	11,003
1,651	infoGROUP, Inc. (a)	13,241
2,194	Lionbridge Technologies, Inc. (a)	5,046
1,736	ModusLink Global Solutions, Inc. (a)	16,336
1,129	Ness Technologies, Inc. (a)	5,532
855	SRA International, Inc. (a)	16,331
1,663	StarTek, Inc. (a)	12,439
1,103	Teletech Holdings, Inc. (a)	22,093
1,073	Unisys Corp. (a)(b)	41,375
		210,480
	Leisure Equipment & Products - 0.14%
1,042	JAKKS Pacific, Inc. (a)	12,629
	Life Sciences Tools & Services - 0.62%
595	Albany Molecular Research, Inc. (a)	5,403
6,123	Cambrex Corp. (a)	34,166
423	Kendle International, Inc. (a)(b)	7,745
583	Parexel International Corp. (a)	8,220
		55,534
	Machinery - 3.48%
411	Alamo Group, Inc.	7,049
1,047	Albany International Corp.	23,516
735	Altra Holdings, Inc. (a)	9,077
1,120	American Railcar Industries, Inc. (b)	12,342
267	Ampco-Pittsburgh Corp.	8,419
342	Astec Industries, Inc. (a)	9,213
1,064	Barnes Group, Inc.	17,982
1,997	Blount International Inc. (a)	20,170
335	Cascade Corp.	9,209
454	Chart Industries, Inc. (a)	7,514
980	Colfax Corp. (a)(b)	11,799
807	Columbus McKinnon Corporation (a)	11,024
841	Enpro Industries, Inc. (a)	22,211
2,397	Federal Signal Corp.	14,430
1,434	Force Protection, Inc. (a)	7,471
702	The Greenbrier Companies, Inc.	7,287
293	Hurco Companies, Inc. (a)(b)	4,336
594	John Bean Technologies Corp.	10,104
579	Kadant, Inc. (a)	9,241
251	L.B. Foster Co. (a)	7,482
971	Miller Industries, Inc. (a)	11,021
3,720	Sauer-Danfoss, Inc.	44,677
1,444	Tecumseh Products Co. (a)	16,880
254	Tennant Co.	6,652
487	Twin Disc, Inc.	5,084
		314,190
	Marine - 0.47%
516	American Commercial Lines (a)(b)	9,458
2,481	Horizon Lines, Inc.	13,819
177	International Shipholding Corp.	5,500
812	TBS International Limited (a)(b)	5,968
1,573	Ultrapetrol Bahamas Ltd. (a)(b)	7,488
		42,233
	Media - 1.45%
418	Arbitron, Inc. (b)	9,790
211	Ascent Media Corp. (a)(b)	5,387
852	Carmike Cinemas, Inc. (a)	6,441
1,283	Fisher Communications, Inc. (a)	20,849
1,419	Harte-Hanks, Inc.	15,297
3,883	Journal Communications, Inc.	15,105
2,118	LIN TV Corp. (a)	9,446
851	Lodgenet Interactive Corp. (a)(b)	4,706
4,135	Mediacom Communications Corp. (a)(b)	18,483
6,351	Sinclair Broadcast Group, Inc. (b)	25,594
		131,098
	Metals & Mining - 1.10%
1,394	A.M. Castle & Co.	19,084
257	AMCOL International Corp. (b)	7,304
400	Brush Engineered Materials, Inc. (a)	7,416
872	Gibraltar Industries, Inc.	13,717
322	Haynes International, Inc. (a)	10,616
1,000	Horsehead Holding Corp. (a)	12,750
386	Kaiser Aluminum Corp.	16,065
982	Stillwater Mining Co. (a)(b)	9,309
1,144	Sutor Tech Group Ltd. (a)	3,043
		99,304
	Multiline Retail - 0.67%
795	99 Cents Only Stores (a)	10,391
4,072	Retail Ventures, Inc. (a)(b)	36,200
5,249	Tuesday Morning Corp. (a)(b)	13,542
		60,133
	Multi-Utilities - 0.25%
528	CH Energy Group, Inc.	22,451
	Oil & Gas - 2.02%
870	Atlas Energy, Inc.	26,248
374	Chesapeake Utilities Corp.	11,987
3,238	DHT Maritime, Inc.	11,916
4,979	Endeavour International Corp. (a)	5,377
2,252	International Coal Group, Inc. (a)(b)	8,693
1,990	Knightsbridge Tankers Ltd.	26,388
659	Patriot Coal Corp. (a)(b)	10,188
311	Petroleum Development Corp. (a)(b)	5,663
339	PrimeEnergy Corp. (a)(b)	12,336
878	Stone Energy Corp. (a)	15,848
3,583	Teekay Tankers Ltd. (b)	30,563
376	Venoco, Inc. (a)	4,903
349	Williams Clayton Energy, Inc. (a)(b)	12,229
		182,339
	Paper & Forest Products - 1.13%
1,241	Buckeye Technologies, Inc. (a)	12,112
390	Clearwater Paper Corp. (a)	21,438
2,837	Glatfelter	34,470
1,057	Neenah Paper, Inc.	14,745
1,683	Wausau Paper Corp.	19,523
		102,288
	Personal Products - 0.61%
1,039	Elizabeth Arden, Inc. (a)	15,003
1,975	Mannatech, Inc.	6,162
1,479	Prestige Brands Holdings, Inc. (a)	11,625
1,325	Revlon, Inc. (a)(b)	22,538
		55,328
	Pharmaceuticals - 0.23%
2,337	K-V Pharmaceutical Co. (a)(b)	8,577
466	Par Pharmaceutical Cos., Inc. (a)	12,610
		21,187
	Professional Services - 3.40%
1,072	Administaff, Inc.	25,288
825	CBIZ, Inc. (a)	6,353
2,326	CDI Corp.	30,122
381	CRA International, Inc. (a)	10,154
1,749	Diamond Management. & Technology Consultants, Inc.	12,890
900	Franklin Covey Co. (a)(b)	5,670
521	GP Strategies Corp. (a)	3,923
422	Heidrick & Struggles International Inc. (b)	13,183
128	ICF International, Inc. (a)	3,430
932	Kforce, Inc. (a)	11,650
887	Korn Ferry International (a)	14,636
2,312	MPS Group, Inc. (a)	31,767
849	Navigant Consulting, Inc. (a)	12,616
874	On Assignment, Inc. (a)	6,249
1,992	Resources Connection, Inc. (a)	42,270
351	School Specialty, Inc. (a)(b)	8,210
3,278	Spherion Corp. (a)	18,422
2,044	TrueBlue, Inc. (a)	30,272
1,977	Volt Information Sciences Inc. (a)(b)	19,770
		306,875
	Real Estate Management & Development - 0.13%
686	Avatar Holdings, Inc. (a)(b)	11,669
	Road & Rail - 1.25%
1,563	Arkansas Best Corp.	45,999
643	Celadon Group, Inc. (a)	6,977
506	Marten Transport, Ltd. (a)	9,083
339	Old Dominion Freight Lines, Inc. (a)	10,407
911	Saia, Inc. (a)	13,501
1,049	U.S.A. Truck, Inc. (a)	13,134
763	Universal Truckload Services, Inc.	13,810
		112,911
	Semiconductor & Semiconductor Equipment - 1.02%
1,302	Brooks Automation, Inc. (a)	11,171
1,158	CSR Plc (a)	7,411
857	DSP Group, Inc. (a)	4,825
1,755	Entegris, Inc. (a)	9,266
620	International Rectifier Corp. (a)	13,714
2,353	Microtune Inc. (a)	5,318
2,522	Photronics, Inc. (a)(b)	11,223
3,505	Silicon Image, Inc. (a)	9,043
2,522	Silicon Storage Technology Inc. (a)	6,456
1,402	Trident Microsystems, Inc. (a)	2,608
971	Zoran Corp. (a)	10,730
		91,765
	Software - 0.57%
1,368	Mentor Graphics Corp. (a)	12,080
913	QAD, Inc.	5,578
1,774	Take-Two Interactive Software, Inc. (a)(b)	17,829
3,256	THQ, Inc. (a)	16,410
		51,897
	Specialty Retail - 7.29%
2,066	AnnTaylor Stores Corp. (a)	28,180
2,216	bebe stores, inc.	13,894
1,310	Big 5 Sporting Goods Corp. (b)	22,506
1,298	Books-A-Million, Inc. (b)	8,723
2,682	Brown Shoe Co., Inc.	26,471
1,893	Build-A-Bear Workshop, Inc. (a)	9,257
2,400	Cabelas, Inc. (a)(b)	34,224
707	Cato Corp.	14,182
5,068	Charming Shoppes, Inc. (a)	32,790
741	Children's Place Retail Stores, Inc. (a)	24,460
3,049	Christopher & Banks Corp.	23,233
2,454	Coldwater Creek, Inc. (a)(b)	10,945
491	Conns, Inc. (a)(b)	2,867
389	Destination Maternity Corp. (a)(b)	7,391
2,096	Dress Barn, Inc. (a)(b)	48,418
849	DSW, Inc. (a)(b)	21,972
1,826	Gander Mountain Co. (a)(b)	9,313
711	Genesco, Inc. (a)	19,524
1,173	Haverty Furniture, Inc. (a)	16,105
2,584	Hot Topic, Inc. (a)	16,434
605	Jo-Ann Stores, Inc. (a)	21,925
1,249	Lithia Motors, Inc. (a)	10,267
2,911	New York & Co, Inc. (a)	12,488
2,333	Pacific Sunwear Of California, Inc. (a)(b)	9,285
2,067	PEP Boys (b)	17,487
2,945	Pier 1 Imports, Inc. (a)	14,990
459	Rex Stores Corp. (a)	6,454
2,201	Sally Beauty Holdings, Inc. (a)	16,838
1,018	Shoe Carnival, Inc. (a)	20,838
1,568	Stage Stores, Inc.	19,381
1,493	Stein Mart, Inc. (a)	15,915
2,277	Systemax, Inc.	35,772
1,199	Talbots, Inc. (a)(b)	10,683
607	Tractor Supply Co. (a)	32,147
1,003	West Marine, Inc. (a)(b)	8,084
2,130	The Wet Seal, Inc. (a)	7,349
2,787	Zale Corp. (a)	7,581
		658,373
	Textiles, Apparel & Luxury Goods - 1.68%
226	G-III Apparel Group, Ltd. (a)	4,897
1,283	Kenneth Cole Productions	12,381
1,234	K-Swiss, Inc.	12,266
391	Maidenform Brands, Inc. (a)	6,526
624	Movado Group, Inc.	6,065
761	Oxford Industries, Inc.	15,737
338	Perry Ellis International, Inc. (a)	5,090
10,575	Quiksilver, Inc. (a)	21,362
822	Skechers U.S.A., Inc. (a)	24,175
1,917	Timberland Co. (a)	34,372
2,261	Unifi, Inc. (a)	8,773
		151,644
	Thrifts & Mortgage Finance - 1.40%
1,304	Dime Community Bancshares	15,283
2,309	Doral Financial Corp. (a)(b)	8,382
297	ESB Financial Corp. (b)	3,926
505	First Defiance Financial Corp. (b)	5,701
539	First Financial Holdings, Inc. (b)	7,002
1,221	First Financial Northwest, Inc. (b)	7,998
15,432	Flagstar Bancorp, Inc. (a)(b)	9,259
591	NASB Financial, Inc. (b)	13,764
653	OceanFirst Financial Corp. (b)	7,379
5,557	The PMI Group, Inc. (b)	14,004
1,900	Provident Financial Services, Inc.	20,235
729	Tree.com, Inc. (a)	6,670
250	WSFS Financial Corp. (b)	6,408
		126,011
	Tobacco - 0.20%
3,698	Alliance One International, Inc. (a)(b)	18,046
	Trading Companies & Distributors - 1.57%
1,023	Aceto Corp.	5,269
1,153	Applied Industrial Technologies Inc.	25,447
849	Beacon Roofing Supply, Inc. (a)	13,584
2,521	H&E Equipment Services, Inc. (a)	26,445
501	Interline Brands, Inc. (a)	8,652
616	Kaman Corp.	14,223
617	Lawson Products, Inc. (b)	10,890
1,410	Rush Enterprises, Inc. (a)	16,765
1,516	TAL International Group, Inc. (b)	20,057
		141,332
	Wireless Telecommunication Services - 0.48%
2,689	Sprint Nextel Corp. (a)	9,842
3,037	USA Mobility, Inc.	33,437
		43,279
	Total Common Stocks (Cost $7,332,212)	8,112,749

	MANAGEMENT INVESTMENT COMPANIES - 0.10%
	Capital Markets - 0.10%
655	Kayne Anderson Energy Development Co. (b)	9,530
	Total Management Investment Companies (Cost $9,122)	9,530

	REAL ESTATE INVESTMENT TRUSTS - 1.44%
	Real Estate Investment Trusts - 1.44%
32,401	Anthracite Capital, Inc. (a)(b)	3,114
273	BRT Realty Trust	1,392
930	Caplease, Inc.	4,073
3,238	Glimcher Realty Trust	8,743
6,028	Gramercy Capital Corp. (a)(b)	15,612
3,542	Hersha Hospitality Trust	11,122
2,147	Kite Realty Group Trust	8,738
846	Mission West Properties, Inc.	6,083
385	Parkway Properties, Inc.	8,016
998	Ramco-Gershenson Properties Trust (b)	9,521
2,948	Resource Capital Corp.	14,504
9,549	Strategic Hotels & Resorts, Inc. (a)	17,761
293	Sun Communities, Inc.	5,787
432	Taubman Centers, Inc. (b)	15,513
	Total Real Estate Investment Trusts (Cost $128,775)	129,979

	RIGHTS - 0.00%
	Building Products - 0.00%
1	Builders Firstsource (b)	0
	Thrifts & Mortgage Finance - 0.00%
23,148	Flagstar Bancorp Inc.	0
	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 7.86%
	Short-Term Investments - 7.86%
709,078	Federated Prime Obligations Fund
	Effective Yield, 0.11%	709,078
	Total Short Term Investments (Cost $709,078)	709,078

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 29.58%
	Money Market Funds - 29.58%
2,669,866	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	2,669,866

	Total Mutual Funds (Cost $2,669,866)	2,669,866

	Total Investments Purchased as Securities Lending Collateral (Cost $2,669,866)	2,669,866

	Total Investments (Cost $10,849,053) - 128.87%	11,631,202
	Liabilities in Excess of Other Assets - (28.87)%	(2,605,984)
	TOTAL NET ASSETS - 100.00%	$9,025,218

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$10,849,053
Gross unrealized appreciation	1,387,883
Gross unrealized depreciation	(605,734)
Net unrealized appreciation	$782,149

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
Schedule of Open Futures Contracts
December 31, 2009
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
	Russell 2000 Index Mini Futures	12	748,680	Mar-10	$ 24,070

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securites are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the vvalue of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 :

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 1,961,944	$ -	$ -	$ 1,961,944
Consumer Staples	348,193	-	-	348,193
Energy	360,353	-	-	360,353
Financials	1,525,937	-	-	1,525,937
Health Care	477,741	-	-	477,741
Industrials	1,827,506	-	-	1,827,506
Information Technology	845,308	-	-	845,308
Materials	545,321	-	-	545,321
Telecommunicatoin Services	133,823	-	-	133,823
Utilities	226,132	-	-	226,132
Total Equity	8,252,258	-	-	8,252,258

Short Term Investments	709,078	-	-	709,078
Investments Purchased as Securities Lending Collateral	2,669,866	-	-	2,669,866

Total Investments in Securities	$ 11,631,202	$ -	$ -	$ 11,631,202

Other Financial Instruments*	$ 24,070	$ -	$ -	$ 24,070

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$24,070	Unrealized depreciation on futures contracts	$0
Total		$24,070		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

The average monthly notional amount of futures, forwards and swaps during the year ended December 31, 2009 for were as follows:

Long Positions	AssetMark Fundamental IndexTM Small Company Value Fund
Futures	$370,902

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)
Treasurer (Principal Financial Officer)

Date              2/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)
Treasurer (Principal Financial Officer)

Date              2/26/2010